                       PROSPECTUS
                       FOR
                       FLEXIBLE PREMIUM
                       ADJUSTABLE VARIABLE
                       LIFE INSURANCE POLICY
                       ISSUED BY
                       PROVIDENTMUTUAL LIFE AND ANNUITY
                       COMPANY OF AMERICA


                                                                                           [PROVIDENT MUTUAL LOGO]
                               OPTIONSVL                                              PROVIDENTMUTUAL LIFE AND ANNUITY
                               FORM 5.00                                                     COMPANY OF AMERICA
                                    16071

PROSPECTUS

           FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY
                                   ISSUED BY

              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
         SERVICE CENTER: 300 CONTINENTAL DRIVE, NEWARK, DELAWARE 19173 CORPORATE HEADQUARTERS: 1000 CHESTERBROOK BOULEVARD, BERWYN, PENNSYLVANIA 19312
                           TELEPHONE: (302) 452-4000

     This Prospectus describes a flexible premium adjustable variable life insurance policy (the "Policy") offered by Providentmutual Life and Annuity Company of America ("PLACA"). The Policy has an insurance component and an investment component. The primary purpose of the Policy is to provide insurance coverage for the lifetime of the Insured. The Policy gives the policyowner (the "Owner") the right to vary the frequency and amount of premium payments, to choose among investment alternatives with different investment objectives and to increase or decrease the death benefit payable under the Policy.

     After certain deductions are made, Net Premiums are allocated to one or more Subaccounts of the Providentmutual Variable Life Separate Account, or the Guaranteed Account, or both. The Providentmutual Variable Life Separate Account has twenty-seven Subaccounts, the assets of which are each invested in shares of a corresponding investment Portfolio that is part of one of the following mutual fund companies:

------------------------------------------             ------------------------------------------
THE MARKET STREET FUND, INC.                           STRONG VARIABLE INSURANCE FUNDS, INC.
------------------------------------------             ------------------------------------------
  - All Pro Large Cap Growth Portfolio                 - Strong Mid Cap Growth Fund II
  - All Pro Large Cap Value Portfolio
  - All Pro Small Cap Growth Portfolio                 ------------------------------------------
  - All Pro Small Cap Value Portfolio
  - Equity 500 Index Portfolio                         ------------------------------------------
  - International Portfolio                            VARIABLE INSURANCE
  - Growth Portfolio                                   PRODUCTS FUND
  - Aggressive Growth Portfolio                        ------------------------------------------
  - Managed Portfolio                                  - Equity-Income Portfolio
  - Bond Portfolio                                     - Growth Portfolio
  - Money Market Portfolio                             - High Income Portfolio
                                                       - Overseas Portfolio
------------------------------------------
                                                       ------------------------------------------
------------------------------------------
THE ALGER AMERICAN FUND                                ------------------------------------------
------------------------------------------             VARIABLE INSURANCE
  - Small Capitalization Portfolio                     PRODUCTS FUND II
                                                       ------------------------------------------
------------------------------------------             - Asset Manager Portfolio
                                                       - Contrafund(R) Portfolio
------------------------------------------             - Investment Grade Bond Portfolio
NEUBERGER BERMAN
ADVISERS MANAGEMENT TRUST                              ------------------------------------------
------------------------------------------
  - Limited Maturity Bond Portfolio                    ------------------------------------------
  - Partners Portfolio                                 VAN ECK WORLDWIDE INSURANCE TRUST
------------------------------------------             ------------------------------------------
                                                       - Worldwide Bond Portfolio
------------------------------------------             - Worldwide Emerging Markets Portfolio
STRONG OPPORTUNITY FUND II, INC.                       - Worldwide Hard Assets Portfolio
------------------------------------------             - Worldwide Real Estate Portfolio
  - Strong Opportunity Fund II
                                                       ------------------------------------------
------------------------------------------

     The Owner bears the entire investment risk for all amounts allocated to the Subaccounts; there is no guaranteed minimum value for the Subaccounts.

     The accompanying prospectuses for the funds describe the investment objectives and the attendant risks of the Portfolios. The Policy Account Value will reflect monthly deductions and certain other fees and charges. Also, a surrender charge may be imposed if, during the first 10 Policy Years or within 10 years after a Face Amount increase, the Policy lapses or if the Owner decreases the Face Amount. Generally, during the first 3 Policy Years, the Policy will remain in force as long as the Minimum Guarantee Premium is paid or there is sufficient value in the Policy to pay certain monthly charges imposed under the Policy. After the third Policy Year, the Policy will only remain in force if there is sufficient value to pay the monthly deductions and other charges under the Policy.

     This Prospectus must be accompanied or preceded by current prospectuses for the funds. Please read this Prospectus carefully and retain it for future reference.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  May 1, 2000

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
SUMMARY OF THE POLICY
  The Policy................................................     3
  Purpose of the Policy.....................................     3
  The Death Benefit.........................................     4
  Flexibility to Adjust Amount of Death Benefit.............     4
  Policy Account Value......................................     4
  Allocation of Net Premiums................................     5
  Transfers.................................................     5
  Free-Look.................................................     5
  Loan Privilege............................................     5
  Partial Withdrawal of Net Cash Surrender Value............     6
  Surrender of the Policy...................................     6
  Accelerated Death Benefit.................................     6
  Tax Treatment.............................................     6
  Illustrations.............................................     7
  Charges Assessed Under the Policy.........................     7
Table of Fund Fees and Expenses.............................     9
The Company, Separate Account and Funds.....................    12
  Providentmutual Life and Annuity Company of America.......    12
  Providentmutual Variable Life Separate Account............    12
  The Funds.................................................    12
  Additional Information About the Funds and Portfolios.....    16
Detailed Description of Policy Provisions...................    18
  Death Benefit.............................................    18
  Ability to Adjust Face Amount.............................    20
  Insurance Protection......................................    21
  Payment and Allocation of Premiums........................    21
  Policy Account Value......................................    23
  Policy Duration...........................................    24
  Transfers of Policy Account Value.........................    24
  Free-Look Privileges......................................    26
  Loan Privileges...........................................    26
  Surrender Privilege.......................................    28
  Partial Withdrawal Privilege..............................    28
  Accelerated Death Benefit.................................    29
Charges and Deductions......................................    32
  Premium Expense Charge....................................    32
  Surrender Charges.........................................    32
  Monthly Deductions........................................    34
  Face Amount Increase Charge...............................    35
  Partial Withdrawal Charge.................................    35
  Transfer Charge...........................................    35
  Mortality and Expense Risk Charge.........................    36
  Other Charges.............................................    36
The Guaranteed Account......................................    37
  Minimum Guaranteed and Current Interest Rates.............    37
  Transfers from Guaranteed Account.........................    38
Other Policy Provisions.....................................    39
  Benefit Payable on Final Policy Date......................    39
  Payment of Policy Benefits................................    39

                                                              PAGE
                                                              ----
  The Policy................................................    39
  Ownership.................................................    40
  Beneficiary...............................................    40
  Change of Owner and Beneficiary...........................    40
  Split Dollar Arrangements.................................    40
  Protection of Proceeds....................................    40
  Assignments...............................................    40
  Misstatement of Age and Sex...............................    41
  Suicide...................................................    41
  Contestability............................................    41
  Settlement Options........................................    41
Supplementary Benefits......................................    41
Federal Income Tax Considerations...........................    43
  Introduction..............................................    43
  Tax Status of the Policy..................................    43
  Tax Treatment of Policy Benefits..........................    43
  Special Rules for Pension and Profit-Sharing Plans........    45
  Special Rules for Section 403(b) Arrangements.............    45
  Business Uses of the Policy...............................    45
  Other Tax Considerations..................................    45
  Possible Tax Law Changes..................................    46
  PLACA's Taxes.............................................    46
Policies Issued in Conjunction with Employee Benefit
  Plans.....................................................    46
Legal Developments Regarding Unisex Actuarial Tables........    46
Voting Rights...............................................    46
Standard & Poor's...........................................    47
Changes to the Separate Account and the Funds...............    48
  Changes to Separate Account Operations....................    48
  Changes to Available Portfolios...........................    48
  Termination of Participation Agreements...................    48
Officers and Directors of PLACA.............................    49
Distribution of Policies....................................    51
Policy Reports..............................................    51
State Regulation............................................    52
Legal Proceedings...........................................    52
Experts.....................................................    52
Legal Matters...............................................    52
Definitions.................................................    53
Financial Statements........................................   F-1
Appendix A -- Illustration of Death Benefits, Policy Account
              Values and Net Cash Surrender Values..........   A-1

                             SUMMARY OF THE POLICY

     The following summary of the Policy provisions should be read in conjunction with the detailed information appearing elsewhere in this Prospectus. Unless otherwise indicated, the description of the Policy in this prospectus assumes that the Insured is alive, the Policy is in force and there is no outstanding loan.

     The Policy is not a deposit or obligation of any bank, and no bank endorses or guarantees the Policy or Policy values. Neither the Federal Deposit Insurance Corporation nor any federal agency insures or guarantees Policy values or your investment in the Policy.

THE POLICY

     The Flexible Premium Adjustable Variable Life Insurance Policy (the "Policy") offered by this Prospectus is issued by Providentmutual Life and Annuity Company of America ("PLACA"). The Policy is similar in many ways to a fixed-benefit life insurance policy. As with a fixed-benefit life insurance policy, the Owner of a Policy makes premium payments in return for insurance coverage on the person insured. Also, like many fixed-benefit life insurance policies, the Policy provides for accumulation of Net Premiums and a Net Cash Surrender Value which is payable if the Policy is surrendered during the Insured's lifetime. As with many fixed-benefit life insurance policies, the Net Cash Surrender Value during the early Policy Years is likely to be substantially lower than the aggregate premium payments made.

     However, the Policy differs from a fixed-benefit life insurance policy in several important respects. Unlike a fixed-benefit life insurance policy, under the Policy, the Death Benefit may and the Policy Account Value will increase or decrease to reflect the investment performance of any Subaccounts to which Policy Account Value is allocated. Also, unless the entire Policy Account Value is allocated to the Guaranteed Account, there is no guaranteed minimum Net Cash Surrender Value. If Net Cash Surrender Value is insufficient to pay charges due, then, after a grace period, the Policy will Lapse without value. (See "Policy Duration".) However, PLACA guarantees that the Policy will remain in force during the first 3 Policy Years as long as certain requirements related to the Minimum Guarantee Premium have been met. (See "Policy Lapse.") If a Policy Lapses while loans are outstanding, certain amounts may become subject to income tax and a 10% penalty tax. (See "Federal Income Tax Considerations.")

     The Policy is called "flexible premium" because there is no fixed schedule for premium payments, even though the Owner may establish a schedule of Planned Periodic Premiums. The Policy is described as "adjustable" because the Owner may, within limits, increase or decrease the Face Amount and may change the Death Benefit Option.

     PLACA offers other variable life insurance policies that have different Death Benefits, policy features, and optional programs. However, these other policies also have different charges that would affect the Owner's Subaccount performance and Policy Account Value. To obtain more information about these other policies, contact PLACA's Service Center or the Owner's agent.

     The most important features of the Policy, such as charges and deductions, Death Benefits, and calculation of Policy values, are summarized on the following pages.

PURPOSE OF THE POLICY

     The Policy is designed to provide lifetime insurance benefits and long-term investment of Policy Account Value. A prospective Owner should evaluate the Policy along with other insurance coverage that he or she may have, as well as their need for insurance and the Policy's long-term investment potential. It may not be advantageous to replace existing insurance coverage with the Policy. In particular, replacement should be carefully considered if the decision to replace existing coverage is based solely on a comparison of Policy illustrations.

THE DEATH BENEFIT

     As long as the Policy remains in force, PLACA will pay the Insurance Proceeds to the Beneficiary upon receipt of due proof of the death of the Insured. The Insurance Proceeds will consist of the Policy's Death Benefit, plus any additional benefits provided by a supplementary benefit rider, less any outstanding Policy loan and accrued interest, less any unpaid Monthly Deductions.

     There are two Death Benefit Options available. Death Benefit Option A provides Death Benefit equal to the greater of (a) the Face Amount and (b) the specified percentage of the Policy Account Value. Death Benefit Option B provides a Death Benefit equal to the greater of (a) the Face Amount plus the Policy Account Value and (b) the specified percentage of the Policy Account Value. (See "Death Benefit".)

FLEXIBILITY TO ADJUST AMOUNT OF DEATH BENEFIT

     After the first Policy Year, the Owner has significant flexibility to adjust the Death Benefit by changing the Death Benefit Option or by increasing or decreasing the Face Amount of the Policy. (See "Death Benefit" and "Ability to Adjust Face Amount".) The minimum amount of a requested increase in Face Amount is $25,000 (or such lesser amount required in a particular state) and any requested increase may require evidence of insurability. Any decrease in Face Amount must be for at least $25,000 (or such lesser amount required in a particular state) and cannot result in a Face Amount less than the Minimum Face Amount available. PLACA reserves the right to establish different Minimum Face Amounts for Policies issued in the future.

     Any change in Death Benefit Options or in the Face Amount may affect the charges under the Policy. Any increase in the Face Amount will result in an increase in the Monthly Deductions and any increase in Face Amount will also increase the surrender charges which are imposed upon lapse or surrender of the Policy or the pro-rata surrender charges imposed upon a decrease in Face Amount within the relevant ten-year period. For any decrease in Face Amount, that part of the surrender charges attributable to the decrease will reduce the Policy Account Value, and the surrender charges will be reduced by this amount. A decrease in Face Amount may also affect cost of insurance charges. (See "Monthly Deductions".)

     To the extent that a requested decrease in Face Amount would result in cumulative premiums exceeding the maximum premium limitations applicable under the Internal Revenue Code of 1986 (the "Code") for life insurance, PLACA will not effect the decrease.

POLICY ACCOUNT VALUE

     The Policy Account Value is the total amount of value held under the Policy at any time. It equals the sum of the amounts held in the Subaccounts, the Guaranteed Account and the Loan Account. (See "Policy Account Value").

     The Policy Account Value in the Subaccounts reflects the investment performance of those Subaccounts, any Net Premiums allocated to those Subaccounts, any transfers to or from those Subaccounts, any partial withdrawals from those Subaccounts, any loans, any loan repayments, any loan interest paid or credited and any charges assessed in connection with the Policy. The Owner bears the entire investment risk for amounts allocated to the Subaccounts.

     The Guaranteed Account earns interest at rates PLACA declares in advance for specific periods. The rates are guaranteed to equal or exceed 4%. The principal, after deductions, is also guaranteed. The value of the Guaranteed Account will reflect any amounts allocated or transferred to it plus interest credited to it, less amounts deducted, transferred or withdrawn from it. (See "The Guaranteed Account".)

     The Loan Account will reflect any amounts transferred from the Subaccounts and/or Guaranteed Account as collateral for Policy loans plus interest of at least 4% credited to such amount. (See "Loan Privileges".)

ALLOCATION OF NET PREMIUMS

     After deduction of the Premium Expense Charge, Net Premiums are allocated to one or more of the Subaccounts and/or the Guaranteed Account as selected by the Owner in the application or by subsequent written notice. The Owner bears the entire risk of Policy Account Value in the Subaccounts.

     Providentmutual Variable Life Separate Account consists of twenty-seven Subaccounts, the assets of which are used to purchase shares of a designated corresponding mutual fund portfolio (each, a "Portfolio") that is part of one of the following funds: The Market Street Fund, Inc.; The Alger American Fund; Neuberger Berman Advisers Management Trust; Strong Opportunity Fund II, Inc.; Strong Variable Insurance Funds, Inc.; Van Eck Worldwide Insurance Trust; Variable Insurance Products Fund; and Variable Insurance Products Fund II (the "Funds", each, a "Fund"). There is no assurance that the investment objectives of a particular Portfolio will be met.

     Where state law requires a return of premiums paid when a Policy is returned under the Free-Look provision any portion of any Net Premiums received before the expiration of a 15-day period beginning on the later of the Policy Issue Date or the date PLACA receives the Minimum Initial Premium, which are to be allocated to the Subaccounts will be allocated to the Money Market Subaccount. At the end of the 15-day period, Policy Account Value in the Money Market Subaccount is allocated to each of the chosen Subaccounts as indicated in the application. (See "Payment and Allocation of Premiums".)

TRANSFERS

     The Owner may transfer Policy Account Value between and among the Subaccounts and Guaranteed Account. Transfers between and among the Subaccounts or into the Guaranteed Account are made as of the date PLACA receives the request. PLACA requires a minimum amount for each such transfer, usually $1,000. Transfers out of the Guaranteed Account may only be made within 30 days of a Policy Anniversary and are limited in amount. (See "Transfers of Policy Account Value".)

FREE-LOOK

     The Policy provides for an initial Free-Look period. The Owner may cancel the Policy before the later of: (a) 45 days after Part I of the Application for the Policy is signed, (b) 10 days after the Owner receives the Policy, and (c) 10 days after PLACA mails or personally delivers a Notice of Withdrawal Right to the Owner. Upon returning the Policy to PLACA or to an agent of PLACA within such time with a written request for cancellation, the Owner will receive a refund equal to the sum of: (i) the Policy Account Value as of the date PLACA receives the returned Policy; (ii) the amount deducted for premium taxes; (iii) any Monthly Deductions charged against the Policy Account Value; and (iv) an amount reflecting other charges directly or indirectly deducted under the Policy. Where state law requires, the refund will instead equal the premiums paid. (See "Free-Look Privileges".)

     A Free-Look privilege also applies after a requested increase in Face Amount. (See "Free-Look For Increase in Face Amount".)

LOAN PRIVILEGE

     The Owner may obtain Policy loans in a minimum amount of $500 (or such lesser minimum as may be required in a particular state) but not exceeding, in the aggregate, the Net Cash Surrender Value. Policy loans will bear interest at a fixed rate of 6% per year, payable at the end of each Policy Year. If interest is not paid when due, it will be added to the outstanding loan balance. Policy loans may be repaid at any time and in any amount prior to the Final Policy Date. PLACA transfers Policy Account Value in an amount equal to the loan to the Loan Account where it becomes collateral for the loan. The transfer is made pro-rata from each Subaccount and the Guaranteed Account or as specified by the Owner when applying for the loan. This collateral in the Loan Account earns interest at an effective annual rate of at least 4%. (See "Loan Privileges".)

     Depending upon the investment performance of the Subaccounts and the amounts borrowed, loans may cause a Policy to lapse. Lapse of the Policy with outstanding loans may result in adverse tax consequences including a 10% penalty tax. (See "Tax Treatment of Policy Benefits".)

PARTIAL WITHDRAWAL OF NET CASH SURRENDER VALUE

     After the first Policy Year, the Owner may, subject to certain restrictions, withdraw part of Net Cash Surrender Value. The minimum amount for such withdrawal is $1,500. An expense charge of $25 will be deducted from the Policy Account Value for each withdrawal. The withdrawal amount and expense charge is allocated to the Subaccounts and the Guaranteed Account based on the proportion that the value in each account bears to the total unloaned Policy Account Value or allocated to such Subaccounts as specified by the Owner. If Death Benefit Option A is in effect, PLACA will reduce the Face Amount by the amount of the withdrawal. (See "Partial Withdrawal Privilege".)

SURRENDER OF THE POLICY

     The Owner may at any time surrender the Policy and receive the entire Net Cash Surrender Value. (See "Surrender Privilege".)

ACCELERATED DEATH BENEFIT

     Under the Accelerated Death Benefit Rider, an Owner may receive, at his or her request and upon approval by PLACA, accelerated payment of part of the Policy's Death Benefit if the Insured develops a Terminal Illness or is permanently confined to a Nursing Care Facility (see "Accelerated Death Benefit" below.)

TAX TREATMENT

     PLACA believes that a Policy should generally be deemed a life insurance contract under Federal tax law. However, due to limited guidance, there is some uncertainty about the application of the Federal tax law to the Policy, particularly if the Owner pays the full amount of premiums permitted under such a Policy. An Owner of a Policy issued on an extra rating basis may, however, adopt certain self-imposed limitations on the amount of premiums paid for such a Policy which should cause the Policy to meet the definition of a life insurance contract. Any Owner contemplating the adoption of such limitations should consult a tax adviser.

     Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, a Policyowner should not be deemed to be in constructive receipt of Policy Account Value under a Policy until there is a distribution from the Policy. Moreover, death benefits payable under a Policy should be completely excludable from the gross income of the Beneficiary. As a result, the Beneficiary generally should not be taxed on these proceeds. (See "Tax Status of the Policy".)

     Under certain circumstances, a Policy may be treated as a "Modified Endowment Contract." If the Policy is a Modified Endowment Contract, then all pre-death distributions, including Policy loans, will be treated first as a distribution of taxable income and then as a return of basis or investment in the Policy. In addition, prior to age 59 1/2 any such distributions generally will be subject to a 10% penalty tax. (For further discussion of Modified Endowment Contracts, See "Tax Treatment of Policy Benefits".)

     If the Policy is not a Modified Endowment Contract, distributions generally will be treated first as a return of basis or investment in the contract and then as disbursing taxable income. Moreover, loans will not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a Modified Endowment Contract are subject to the 10% penalty tax. (See "Distributions from Policies Not Classified as Modified Endowment Contracts".)

ILLUSTRATIONS

     Illustrations of Death Benefits, Policy Account Value and Net Cash Surrender Value in this prospectus or used in connection with the purchase of a Policy are based on hypothetical rates of return. These rates are not guaranteed. They are illustrative only and should not be considered a representation of past or future performance. Actual rates of return may be higher or lower than those reflected in Policy illustrations, and therefore, actual Policy values will be different from those illustrated.

CHARGES ASSESSED UNDER THE POLICY

     Premium Expense Charge. A Premium Charge will be deducted from each premium payment. This charge consists of:

          1. Premium Tax Charge for state and local premium taxes based on the rate for the Insured's residence at the time the premium is paid. Premium taxes vary from state to state but range from 0% to 4%. No premium tax charge is deducted in jurisdictions that impose no premium tax. PLACA reserves the right to change the amount of the charge deducted from future premiums if the Insured's residence changes or the applicable law is changed;

          2. Percent of Premium Sales Charge which is equal to 2% of the amount of the premium payment. PLACA currently intends to stop deducting this charge once the aggregate amount collected equals or exceeds a specified amount;

          3. Federal Tax Charge equal to 1.25% of the amount of the premium payment. PLACA reserves the right to change the amount of this charge if the applicable Federal Tax law changes PLACA's tax burden.

     Monthly Deductions. On the Policy Date and on each Policy Processing Date thereafter, the Policy Account Value is reduced by a Monthly Deduction equal to the sum of the monthly Cost of Insurance Charge, Monthly Administrative Charge and a charge for additional benefits added by rider. The monthly Cost of Insurance Charge is determined by multiplying the Net Amount at Risk by the applicable cost of insurance rate(s) in the Policy. The Monthly Administrative Charge is currently $7.50; the maximum permissible Monthly Administrative Charge is $12. (See "Monthly Administrative Charge".)

     Surrender Charge and Additional Surrender Charge. A Surrender Charge is imposed if the Policy is surrendered or lapses at any time before the end of the 10th Policy Year. The Surrender Charge consists of a Deferred Administrative Charge and a Deferred Sales Charge. A portion of this Surrender Charge will be deducted if the Owner decreases the Initial Face Amount before the end of the 10th Policy Year. (See "Surrender Charges".) An Additional Surrender Charge which is an Additional Deferred Sales Charge is imposed if the Policy is surrendered or lapses at any time within 10 years after the effective date of an increase in Face Amount. (See "Surrender Charges".) A portion of an Additional Surrender Charge is deducted if the related increment of Face Amount is decreased within 10 years after such increase took effect. (See "Surrender Charges".)

     The Deferred Administrative Charge is the charge described below less the amount of any Deferred Administrative Charge previously paid at the time of a decrease in Face Amount.

                                                       CHARGE PER $1,000 FACE AMOUNT
                                                      --------------------------------
                                                                 ISSUE AGES
                                                      --------------------------------
POLICY YEAR                                            1-5      15       25      35-80
-----------                                           -----    -----    -----    -----
1-6.................................................  $2.00    $3.00    $4.00    $5.00
7...................................................   1.60     2.40     3.20     4.00
8...................................................   1.20     1.80     2.40     3.00
9...................................................   0.80     1.20     1.60     2.00
10..................................................   0.40     0.60     0.80     1.00
11..................................................      0        0        0        0

     The Deferred Sales Charge is equal to 28% of the premiums received during the first Policy Year (or, for the Additional Surrender Charge, the first 12 policy months after an increase) up to one Target Premium plus 7% of all other premiums received to the date of surrender, lapse or decrease. The Deferred Sales Charge and any Additional Deferred Sales Charges, however, will not exceed the Maximum Deferred Sales Charge and Maximum Additional Deferred Sales Charges, respectively. During Policy Years one through six (or for six years following the effective date of an increase in Face Amount), this maximum equals 60% of the Target Premium for the Initial Face Amount (or 60% of the Target Premium for the increase, as the case may be). The maximum declines to 48% of the relevant Target Premium during the seventh year, 36% during the eighth year, 24% during the ninth year, 12% during the tenth year, and 0% during years eleven and later.

     Face Amount Increase Charge. A charge, currently $100 plus $1.00 per $1,000 Face Amount increase, will be deducted from the Policy Account Value on the effective date of an increase in Face Amount to compensate PLACA for administrative expenses in connection with the increase. This charge may be increased in the future but in no event will it exceed $100 plus $3.00 per $1,000 Face Amount increase. (See "Face Amount Increase Charge" below.)

     Transfer Charge. For each transfer of Policy Account Value between or among the Subaccounts and the Guaranteed Account after the twelfth transfer in a Policy Year, PLACA deducts $25 from the amount transferred to compensate it for administrative costs in handling such transfers. (See "Transfer Charge" below.)

     Partial Withdrawal Charge. PLACA deducts a $25 charge from Policy Account Value with each partial withdrawal to compensate it for administrative costs. (See "Partial Withdrawal Charge" below.)

     Daily Charges Against the Subaccounts. PLACA imposes a daily charge for its assumption of certain mortality and expense risks in connection with the Policy at an annual rate which is currently 0.65% of the average daily net assets of the Separate Account. This charge may be increased in the future but it will not exceed an annual rate of 0.90%. (See "Mortality and Expense Risk Charges".)

     Investment Advisory Fees and Other Expenses of the Funds. Shares of the Portfolios are purchased by the Subaccounts at net asset value which reflects management fees and expenses deducted from the assets of the Portfolios. (See "Table of Fund Fees and Expenses" below).

     The following table shows the fees and expenses charged by the Portfolio for the fiscal year ended December 31, 1999. The purpose of the table is to assist you in understanding the various costs and expenses that you will bear directly and indirectly. Expenses of the Portfolios may be higher or lower in the future. Please refer to the Portfolio's Prospectuses for more information.

                        TABLE OF FUND FEES AND EXPENSES

                                                                                        ALL PRO
                                             ALL PRO          ALL PRO       ALL PRO      SMALL
                                            LARGE CAP        LARGE CAP     SMALL CAP      CAP
MARKET STREET FUND, INC. ANNUAL EXPENSES      GROWTH           VALUE        GROWTH       VALUE
(AS A PERCENTAGE OF AVERAGE NET ASSETS)     PORTFOLIO        PORTFOLIO     PORTFOLIO   PORTFOLIO
----------------------------------------  --------------   -------------   ---------   ----------
Management Fees (Investment Advisory
  Fees)................................        0.70%           0.70%         0.90%        0.90%
Other Expenses (after reimbursement)...        0.19%           0.21%         0.21%        0.30%
                                               ----            ----          ----         ----
Total Fund Annual Expenses.............        0.89%           0.91%         1.11%        1.20%

                                            EQUITY 500                                 AGGRESSIVE
MARKET STREET FUND, INC. ANNUAL EXPENSES      INDEX        INTERNATIONAL    GROWTH       GROWTH      MANAGED      BOND
(AS A PERCENTAGE OF AVERAGE NET ASSETS)     PORTFOLIO        PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO
----------------------------------------  --------------   -------------   ---------   ----------   ---------   ---------
Management Fees (Investment Advisory
  Fees)................................        0.24%           0.75%         0.32%        0.41%       0.40%       0.35%
Other Expenses(3)......................        0.04%           0.23%         0.16%        0.16%       0.17%       0.17%
                                               ----            ----          ----         ----        ----        ----
Total Fund Annual Expenses.............        0.28%           0.98%         0.48%        0.57%       0.57%       0.52%

                                            MONEY
MARKET STREET FUND, INC. ANNUAL EXPENSES   MARKET
(AS A PERCENTAGE OF AVERAGE NET ASSETS)   PORTFOLIO
----------------------------------------  ---------
Management Fees (Investment Advisory
  Fees)................................     0.25%
Other Expenses(3)......................     0.15%
                                            ----
Total Fund Annual Expenses.............     0.40%

THE ALGER AMERICAN FUND ANNUAL               SMALL
EXPENSES(2)                              CAPITALIZATION
(AS A PERCENTAGE OF AVERAGE NET ASSETS)    PORTFOLIO
---------------------------------------  --------------
Management Fees (Investment Advisory
  Fees)................................       0.85%
Other Expenses.........................       0.05%
                                              ----
Total Fund Annual Expenses.............       0.90%

                                             LIMITED
NEUBERGER BERMAN ADVISERS                    MATURITY
MANAGEMENT TRUST ANNUAL EXPENSES(2)            BOND          PARTNERS
(AS A PERCENTAGE OF AVERAGE A NET ASSETS    PORTFOLIO        PORTFOLIO
----------------------------------------  --------------   -------------
Management Fees (Investment Advisory
  Fees)................................        0.65%           0.80%
Other Expenses.........................        0.11%           0.07%
                                               ----            ----
Total Fund Annual Expenses (after
  reimbursement)(1)....................        0.76%           0.87%

STRONG OPPORTUNITY FUND II, INC.             STRONG
ANNUAL EXPENSES(2)                        OPPORTUNITY
(AS A PERCENTAGE OF AVERAGE NET ASSETS)     FUND II
---------------------------------------  --------------
Management Fees (Investment Advisory
  Fees)................................       1.00%
Other Expenses (after reimbursement)...       0.14%
                                              ----
Total Fund Annual Expenses (after
  reimbursement)(1)....................       1.14%

STRONG VARIABLE INSURANCE FUNDS, INC.      STRONG MID
ANNUAL EXPENSES(2)                         CAP GROWTH
(AS A PERCENTAGE OF AVERAGE NET ASSETS)     FUND II
---------------------------------------  --------------
Management Fees (Investment Advisory
  Fees)................................       1.00%
Other Expenses (after reimbursement)...       0.15%
                                              ----
Total Fund Annual Expenses (after
  reimbursement)(1)....................       1.15%

                                                            WORLDWIDE     WORLDWIDE   WORLDWIDE
VAN ECK WORLDWIDE INSURANCE                WORLDWIDE        EMERGING        HARD         REAL
TRUST ANNUAL EXPENSES(2)                      BOND           MARKET        ASSETS       ESTATE
(AS A PERCENTAGE OF AVERAGE NET ASSETS)    PORTFOLIO        PORTFOLIO     PORTFOLIO   PORTFOLIO
---------------------------------------  --------------   -------------   ---------   ----------
Management Fees (Investment Advisory
  Fees)................................       1.00%           1.00%         1.00%        1.00%
Other Expenses (after reimbursement)...       0.22%           0.34%         0.26%        0.44%
                                              ----            ----          ----         ----
Total Fund Annual Expenses (after
  reimbursement)(1)....................       1.22%           1.34%         1.26%        1.44%

                                            EQUITY-                         HIGH
                                             INCOME          GROWTH        INCOME      OVERSEAS
VARIABLE INSURANCE PRODUCTS FUND           PORTFOLIO        PORTFOLIO     PORTFOLIO   PORTFOLIO
("VIP FUND") ANNUAL EXPENSES(2)             (INITIAL        (INITIAL      (INITIAL     (INITIAL
(AS A PERCENTAGE OF AVERAGE NET ASSETS)      CLASS)          CLASS)        CLASS)       CLASS)
---------------------------------------  --------------   -------------   ---------   ----------
Management Fees (Investment Advisory
  Fees)................................       0.48%           0.58%         0.58%        0.73%
Other Expenses (after reimbursement)...       0.08%           0.07%         0.11%        0.14%
                                              ----            ----          ----         ----
Total Fund Annual Expenses (after
  reimbursement)(1)....................       0.56%           0.65%         0.69%        0.87%

                                                                                             INVESTMENT
                                                                 ASSET                         GRADE
                                                                MANAGER      CONTRAFUND(R)      BOND
VARIABLE INSURANCE PRODUCTS FUND II ("VIP                      PORTFOLIO       PORTFOLIO     PORTFOLIO
II FUND") ANNUAL EXPENSES(2)                                   (INITIAL        (INITIAL       (INITIAL
(AS A PERCENTAGE OF AVERAGE NET ASSETS)                         CLASS)          CLASS)         CLASS)
-----------------------------------------                    -------------   -------------   ----------
Management Fees (Investment Advisory
  Fees).................................                         0.53%            0.58%         0.43%
Other Expenses (after reimbursement)....                         0.09%            0.07%         0.11%
                                                                 ----             ----          ----
Total Fund Annual Expenses (after
  reimbursement)(1).....................                         0.62%            0.65%         0.54%

---------------
(1) For certain portfolios, certain expenses were reimbursed or fees waived during 1999. It is anticipated that expense reimbursement and fee waiver arrangements will continue past the current year. Absent the expense reimbursement, the 1999 Total Annual Expenses would have been 1.21% for the All Pro Small Cap Value Portfolio, 0.57% for the VIP Fund Equity-Income Portfolio, 0.66% for the VIP Fund Growth Portfolio, 0.91% for the VIP Fund Overseas Portfolio, 0.63% for the VIP II Fund Asset Manager Portfolio, 0.67% for the VIP II Fund Contrafund(R) Portfolio, 3.23% for the Van Eck Worldwide Real Estate Portfolio, and 1.17% for the Strong Mid Cap Growth Fund II. Similar expense reimbursement and fee waiver arrangements were also in place for the other Portfolios and it is anticipated that such arrangements will continue past the current year. However, no expenses were reimbursed or fees waived during 1999 for these Portfolios because the level of actual expenses and fees never exceeded the thresholds at which the reimbursement and waiver arrangements would have become operative.

(2) The fee and expense information regarding the Funds was provided by those Funds. The VIP Fund, the VIP II Fund, the Neuberger Berman Advisers Management Trust, the Van Eck WIT, the Strong Opportunity Fund II, Inc., the Strong Variable Insurance Funds, Inc., and the Alger American Fund are not affiliated with PLACA.

(3) Since the Equity 500 Index Portfolio has recently commenced operations, "Other Expenses" is based on estimated amounts for 2000. This estimate anticipates an expense reimbursement or fee waiver arrangement for 2000. Absent this arrangement, estimated Total Fund Annual Expenses would be 0.39%.

                    THE COMPANY, SEPARATE ACCOUNT AND FUNDS

PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA

     The Contracts are issued by PLACA which is a stock life insurance company originally incorporated under the name of Washington Square Life Insurance Company in the Commonwealth of Pennsylvania in 1958. The name of the Company was changed to Providentmutual Life and Annuity Company of America in 1991 and the Company was redomiciled as a Delaware insurance company on October 28, 1992. PLACA is currently licensed to transact life insurance business in 49 states and the District of Columbia. As of December 31, 1999, PLACA had total assets of approximately $1.7 billion.

     PLACA is a wholly-owned subsidiary of Provident Mutual Life Insurance Company ("PMLIC"). PMLIC was chartered by the Commonwealth of Pennsylvania in 1865 and at the end of 1999 had consolidated assets of approximately $9.2 billion. On December 31, 1997, PLACA and PMLIC entered into a Support Agreement whereby PMLIC agrees to maintain PLACA's total adjusted capital at the level of 200% of the "company action level" for risk-based capital at the end of each calendar quarter during the term of the agreement. Under the Support Agreement, PMLIC also agrees to maintain PLACA's cash or cash equivalents from time to time as may be necessary during the term of the agreement in an amount sufficient for the payment of benefits and other contractual claims pursuant to policies and other contracts issued by PLACA. Other than this Support Agreement, PMLIC is under no obligation to invest money in PLACA nor is it in any way a guarantor of PLACA's contractual obligations or obligations under the Policies. PLACA is subject to regulation by the Insurance Department of the State of Delaware as well as by the insurance departments of all other states and jurisdictions in which it does business.

     PLACA is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

PROVIDENTMUTUAL VARIABLE LIFE SEPARATE ACCOUNT

     Providentmutual Variable Life Separate Account (the "Separate Account") is a separate investment account of PLACA established by the Board of Directors of PLACA under Delaware law to support the Policies and other variable life insurance policies. PLACA has registered the Separate Account with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Separate Account.

     The assets of the Separate Account are owned by PLACA. However, these assets are held separate from other assets and are not part of PLACA's General Account. The portion of the assets of the Separate Account equal to the reserves or other contract liabilities of the Separate Account are not chargeable with liabilities that arise from any other business PLACA conducts. PLACA may transfer to its General Account any assets of the Separate Account that exceed the reserves and the Contract liabilities of the Separate Account (which will always be at least equal to the aggregate Policy Account value allocated to the Separate Account under the Policies). The income, gains and losses, realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of PLACA. PLACA may accumulate in the Separate Account the accrued charges for mortality and expense risks and investment results attributable to assets representing such charges. The Separate Account currently has twenty-seven Subaccounts, each corresponding to an investment portfolio (a "Portfolio") of one of the mutual fund companies listed below.

THE FUNDS

     The Portfolios are each part of one of eight mutual fund companies (each, a "Fund"): Market Street Fund, Inc.; Neuberger Berman Advisers Management Trust; the Strong Opportunity Fund II, Inc.; the Strong Variable Insurance Funds, Inc.; The Alger American Fund; Van Eck Worldwide Insurance Trust;

Variable Insurance Products Fund; and Variable Insurance Products Fund II. Each of the Funds are registered with the SEC under the 1940 Act as an open-end management investment company. The SEC does not, however, supervise the management or the investment practices and policies of the Funds or their Portfolios. The assets of each Portfolio are separate from the assets of other Portfolios of that Fund and each Portfolio has separate investment objectives and policies. Some of the Funds may, in the future, create additional Portfolios. The investment experience of each Subaccount depends on the investment performance of its corresponding Portfolio.

     THESE PORTFOLIOS ARE NOT AVAILABLE FOR PURCHASE DIRECTLY BY THE GENERAL PUBLIC, AND ARE NOT THE SAME AS OTHER MUTUAL FUND PORTFOLIOS WITH VERY SIMILAR OR NEARLY IDENTICAL NAMES THAT ARE SOLD DIRECTLY TO THE PUBLIC. However, the investment objectives and policies of certain Portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance of the Portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios. THERE CAN BE NO ASSURANCE, AND PLACA MAKES NO REPRESENTATION, THAT THE INVESTMENT PERFORMANCE OF ANY OF THE PORTFOLIOS AVAILABLE UNDER THE POLICY WILL BE COMPARABLE TO THE INVESTMENT PERFORMANCE OF ANY OTHER PORTFOLIO, EVEN IF THE OTHER PORTFOLIO HAS THE SAME INVESTMENT ADVISER OR MANAGER, THE SAME INVESTMENT OBJECTIVES AND POLICIES, AND A VERY SIMILAR NAME.

     The following table summarizes each Portfolio's investment objective(s) and identifies its investment adviser (and subadviser, if applicable).

           PORTFOLIO                     INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
           ---------                     -------------------------------------------
ALL PRO LARGE CAP GROWTH         -- Seeks to achieve long-term capital appreciation. The
PORTFOLIO                        Portfolio pursues its objective by investing primarily in
                                 equity securities of companies among the 750 largest by
                                 market capitalization at the time of purchase, which the
                                 subadvisers believe show potential for growth in future
                                 earnings. Investment adviser is Market Street Investment
                                 Management Company; subadvisers are Cohen, Klingenstein &
                                 Marks, Inc. and Geewax, Terker & Co.
ALL PRO LARGE CAP VALUE          -- Seeks to provide long-term capital appreciation. The
PORTFOLIO                        Portfolio attempts to achieve this objective by investing
                                 primarily in undervalued equity securities of companies
                                 among the 750 largest by market capitalizations at the time of purchase that the subadvisers believe offer above-average potential for growth in future earnings. Investment adviser is Market Street Investment Management Company; subadvisers are Equinox Capital Management, Inc., Sanford C. Bernstein &
                                 Company, Inc., and Mellon Equity Associates.
ALL PRO SMALL CAP GROWTH         -- Seeks to achieve long-term capital appreciation. The
PORTFOLIO                        Portfolio pursues its objective by investing primarily in
                                 equity securities of companies included in the Wilshire 5000
                                 Equity Index at the time of purchase, which the subadvisers believe show potential for growth in future earnings.
                                 Investment adviser is Market Street Investment Management
                                 Company; subadvisers are Standish, Ayer & Wood and Husic
                                 Capital Management.
ALL PRO SMALL CAP VALUE          -- Seeks to provide long-term capital appreciation. The
PORTFOLIO                        Portfolio pursues this objective by investing primarily in undervalued equity securities of companies included in the
                                 Wilshire 5000 Equity Index at the time of purchase, which
                                 the subadvisers believe offer above-average potential for
                                 growth in future earnings. Investment adviser is Market
                                 Street Investment Management Company; subadvisers are Reams
                                 Asset Management Company, LLC and Sterling Capital
                                 Management Company.

           PORTFOLIO                     INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
           ---------                     -------------------------------------------
EQUITY 500 INDEX PORTFOLIO       -- Seeks to provide long-term capital appreciation by
                                 investing primarily in common stocks included in the
                                 Standard & Poor's 500(R) Composite Stock Price Index.*
                                 Investment adviser is Market Street Investment Management
                                 Company; subadviser is State Street Global Advisors.
INTERNATIONAL PORTFOLIO          -- Seeks long-term growth of capital principally through
                                 investments in a diversified portfolio of marketable equity securities of established foreign issuer companies.
                                 Investment adviser is Market Street Investment Management
                                 Company; subadviser is The Boston Company Asset Management,
                                 Inc.
GROWTH PORTFOLIO                 -- Seeks intermediate and long-term growth of capital by
                                 investing in common stocks of companies believed to offer
                                 above-average growth potential over both the intermediate
                                 and the long-term. Current income is a secondary
                                 consideration. Investment adviser is Sentinel Advisors
                                 Company.
AGGRESSIVE GROWTH PORTFOLIO      -- Seeks to achieve a high level of long-term capital
                                 appreciation by investing in securities of a diverse group of smaller emerging companies. Investment adviser is
                                 Sentinel Advisors Company.
MANAGED PORTFOLIO                -- Seeks to realize as high a level of long-term total rate of return as is consistent with prudent investment risk by investing in stocks, bonds, money market instruments, or a combination thereof. Investment adviser is Sentinel Advisors
                                 Company.
BOND PORTFOLIO                   -- Seeks to generate a high level of current income
                                 consistent with prudent investment risk by investing in a
                                 diversified portfolio of marketable debt securities.
                                 Investment adviser is Sentinel Advisors Company.
MONEY MARKET PORTFOLIO           -- Seeks to provide maximum current income consistent with capital preservation and liquidity by investing in
                                 high-quality money market instruments. Investment adviser is
                                 Sentinel Advisors Company.
ALGER AMERICAN SMALL             -- Seeks long-term capital appreciation. It focuses on
CAPITALIZATION PORTFOLIO         small, fast-growing companies that offer innovative
                                 products, services or technologies to a rapidly expanding
                                 marketplace. Under normal circumstances, the portfolio
                                 invests primarily in the equity securities of small
                                 capitalization companies. A small capitalization company is one that has a market capitalization within the range of the
                                 Russell 2000 Growth Index(R) or the S&P SmallCap 600
                                 Index(R). Investment adviser is Fred Alger Management, Inc.
NEUBERGER BERMAN LIMITED         -- Seeks the highest available current income consistent
MATURITY BOND PORTFOLIO          with low risk to principal and liquidity and secondarily,
                                 total return, through investment mainly in investment grade bonds. Investment adviser is Neuberger Berman Management
                                 Incorporated.
NEUBERGER BERMAN PARTNERS        -- Seeks capital growth through investment mainly in common
PORTFOLIO                        stocks of medium- to large-capitalization companies.
                                 Investment adviser is Neuberger Berman Management
                                 Incorporated.

---------------

* "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PMLIC and its affiliates and subsidiaries. The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Policy. See "Additional Information -- Standard & Poor's" below which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

           PORTFOLIO                     INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
           ---------                     -------------------------------------------
STRONG OPPORTUNITY FUND II       -- Seeks capital growth by investing primarily in stocks of medium- capitalization companies that the Portfolio's
                                 manager believes are underpriced, yet have attractive growth prospects. Investment adviser is Strong Capital Management,
                                 Inc.
STRONG MID CAP GROWTH FUND II    -- Seeks capital growth by investing at least 65% of its
                                 assets in stocks of medium-capitalization companies that the
                                 Portfolio's managers believe have favorable prospects for
                                 accelerating growth of earnings, but are selling at
                                 reasonable valuations based on earnings, cash flow, or asset value. Investment adviser is Strong Capital Management, Inc.
VAN ECK WORLDWIDE BOND           -- Seeks high total return through a flexible policy of
PORTFOLIO                        investing globally, primarily in debt securities. Investment adviser is Van Eck Associates Corporation.
VAN ECK WORLDWIDE EMERGING       -- Seeks long-term capital appreciation by investing
MARKETS PORTFOLIO                primarily in equity securities in emerging markets around
                                 the world. Investment adviser is Van Eck Global Asset
                                 Management (Asia) Limited.
VAN ECK WORLDWIDE HARD ASSETS    -- Seeks long-term capital appreciation by investing
PORTFOLIO                        globally, primarily in "Hard Assets Securities." Hard Assets
                                 Securities include equity securities of Hard Asset Companies and securities, including structured notes, whose value is linked to the price of a Hard Asset commodity or a commodity index. Hard Asset Companies include companies that are
                                 directly or indirectly engaged to a significant extent in
                                 the exploration, development, production, or distribution of one or more of the following (together, "Hard Assets"): (a)
                                 precious metals; (b) ferrous and non-ferrous metals; (c)
                                 gas, petroleum, petrochemicals, or other hydrocarbons; (d)
                                 forest products; (e) real estate; and (f) other basic
                                 non-agricultural commodities. Income is a secondary
                                 consideration. Investment adviser is Van Eck Associates
                                 Corporation.
VAN ECK WORLDWIDE REAL ESTATE    -- Seeks to maximize total return by investing primarily in
PORTFOLIO                        equity securities of domestic and foreign companies which
                                 are principally engaged in the real estate industry or which own significant real estate assets. Investment adviser is
                                 Van Eck Associates Corporation.
VIP EQUITY-INCOME PORTFOLIO      -- Seeks reasonable income by investing primarily in
                                 income-producing equity securities. In choosing these
                                 securities, the VIP Equity-Income Portfolio considers the
                                 potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield of the securities comprising the Standard and Poor's 500 Composite
                                 Stock Price Index. Investment adviser is Fidelity Management
                                 & Research Company.
VIP GROWTH PORTFOLIO             -- Seeks to achieve capital appreciation. The VIP Growth
                                 Portfolio normally purchases common stocks, although its
                                 investments are not restricted to any one type of security.
                                 Capital appreciation may also be found in other types of
                                 securities, including bonds and preferred stocks. Investment adviser is Fidelity Management & Research Company.
VIP HIGH INCOME PORTFOLIO        -- Seeks to obtain a high level of current income by
                                 investing primarily in high-yielding, lower-rated,
                                 fixed-income securities, while also considering growth of
                                 capital. Investment adviser is Fidelity Management &
                                 Research Company.

           PORTFOLIO                     INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
           ---------                     -------------------------------------------
VIP OVERSEAS PORTFOLIO           -- Seeks long term growth of capital primarily through
                                 investments in foreign securities. The VIP Overseas
                                 Portfolio provides a means for diversification by
                                 participating in companies and economies outside of the
                                 United States. Investment adviser is Fidelity Management &
                                 Research Company; subadvisers are Fidelity Management &
                                 Research (U.K.) Inc., Fidelity Management & Research (Far
                                 East) Inc., Fidelity International Investment Advisors, and
                                 Fidelity International Investment Advisors (U.K.) Limited.
VIP II ASSET MANAGER PORTFOLIO   -- Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments. Investment adviser is Fidelity Management & Research Company; subadvisers are
                                 Fidelity Management & Research (U.K.) Inc. and Fidelity
                                 Management & Research (Far East) Inc.
VIP II CONTRAFUND(R) Portfolio   -- Seeks capital appreciation by investing in securities of companies where value is not fully recognized by the public.
                                 Investment adviser is Fidelity Management & Research
                                 Company; subadvisers are Fidelity Management & Research
                                 (U.K.) Inc. and Fidelity Management & Research (Far East)
                                 Inc.
VIP II INVESTMENT GRADE BOND     -- Seeks high current income by investing in
PORTFOLIO                        investment-grade debt securities. Investment adviser is
                                 Fidelity Management & Research Company.

ADDITIONAL INFORMATION ABOUT THE FUNDS AND PORTFOLIOS

NO ONE CAN ASSURE THAT ANY PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVES AND POLICIES.

     More detailed information concerning the investment objectives, policies and restrictions of the Portfolios, the expenses of the Portfolios, the risks attendant to investing in the Portfolios and other aspects of the Funds' operations can be found in the current prospectus for each Fund that accompanies this Prospectus and the current statement of additional information for each Fund. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of Net Premium Payments or transfers of Policy Account Value among the Subaccounts.

     Not all of the Portfolios described in the prospectuses for the Funds are available with the Policy. Moreover, if investment in the Funds or a particular Portfolio is no longer possible, in PLACA's judgment becomes inappropriate for the purposes of the Policy, or for any other reason in PLACA's sole discretion, PLACA may substitute another fund or portfolio without the Owner's consent. The substituted fund or portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Net Premiums, or both. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission. Furthermore, PLACA may close Subaccounts to allocations of Net Premiums or Policy Account Value, or both, at any time in its sole discretion. Shares of each Fund are purchased and redeemed at net asset value, without a sales charge.

     PLACA may receive compensation from the investment adviser of a Fund (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Policies. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Policies and other policies issued by PLACA. These percentages differ, and some advisers (or affiliates) may pay PLACA more than others.

     Shares of the Funds are sold to separate accounts of insurance companies that are not affiliated with PLACA or each other, a practice known as "shared funding." They are also sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners, whose Policy Account Values are allocated to the Separate Account, and of owners of other contracts or policies whose values are allocated to one or more other separate accounts investing in any one of the Portfolios. Shares of some of the Funds may also be sold directly to certain pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, PLACA will consider what action may be appropriate, including removing the Portfolio as an investment option under the Policies or replacing the Portfolio with another Portfolio. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.

                   DETAILED DESCRIPTION OF POLICY PROVISIONS

DEATH BENEFIT

     General. As long as the Policy remains in force, the Insurance Proceeds of the Policy will, upon due proof of the Insured's death (and fulfillment of certain other requirements), be paid to the Beneficiary in accordance with the designated Death Benefit Option. The Insurance Proceeds will be determined as of the date of the Insured's death and will be equal to:

          1.  the Death Benefit;

          2. plus any additional benefits due under a supplementary benefit rider attached to the Policy;

          3.  less any loan and accrued loan interest on the Policy;

          4. less any overdue deductions if the death of the Insured occurs during the Grace Period.

     The Insurance Proceeds may be paid in cash or under one of the Settlement Options set forth in the Policy.

     Death Benefit Options.  The Policy provides two Death Benefit Options:
Option A and Option B. The Owner designates the Death Benefit Option in the application and may change it as described in "Change in Death Benefit Option." Under either Option, the duration of the Death Benefit coverage depends upon the Policy's Net Cash Surrender Value. (See "Policy Duration.")

     Option A. The Death Benefit is equal to the greater of: (a) the Face Amount of the Policy and (b) the Policy Account Value on the Valuation Date on or next following the Insured's date of death multiplied by the specified percentage shown in the table below:

  ATTAINED AGE  PERCENTAGE  ATTAINED AGE   PERCENTAGE
  ------------  ----------  -------------  ----------
  40 and under     250%          60           130%
       45          215%          65           120%
       50          185%          70           115%
       55          150%     75 through 90     105%
                            95 through 99     100%

For Attained Ages not shown, the percentages decrease pro rata for each full year.

     Illustration of Option A -- For purposes of this illustration, assume that the Insured is under Attained Age 40 and there is no Policy loan outstanding.

     Under Option A, a Policy with a Face Amount of $200,000 will generally pay a Death Benefit of $200,000. The specified percentage for an Insured under Attained Age 40 on the Policy Anniversary prior to the date of death is 250%. Because the Death Benefit must be equal to or be greater than 2.50 times the Policy Account Value, any time the Policy Account Value exceeds $80,000 the Death Benefit will exceed the Face Amount. Each additional dollar added to the Policy Account Value will increase the Death Benefit by $2.50. Thus, a 35 year old Insured with a Policy Account Value of $150,000 will have a Death Benefit of $375,000 (2.50 x $150,000); a Policy Account Value of $300,000 will yield a Death Benefit of $750,000 (2.50 x $300,000); a Policy Account Value of $400,000 will yield a Death Benefit of $1,000,000 (2.50 x $400,000).

     Similarly, any time the Policy Account Value exceeds $80,000, each dollar taken out of the Policy Account Value will reduce the Death Benefit by $2.50. If at any time, however, the Policy Account Value multiplied by the specified percentage is less than the Face Amount, the Death Benefit will be the Face Amount of the Policy.

     Option B. The Death Benefit is equal to the greater of: (a) the Face Amount of the Policy plus the Policy Account Value and (b) the Policy Account Value multiplied by the specified percentage shown in the table above. (The Policy Account Value in each case is determined on the Valuation Day on or next following the Insured's date of death.)

     Illustration of Option B -- For purposes of this illustration, assume that the Insured is under Attained Age 40 and there is no outstanding Policy loan.

     Under Option B, a Policy with a Face Amount of $200,000 will generally pay a Death Benefit of $200,000 plus the Policy Account Value. Thus, for example, a Policy with a $50,000 Policy Account Value will have a Death Benefit of $250,000 ($200,000 plus $50,000); and a Policy Account Value of $100,000 will yield a Death Benefit of $300,000. Since the specified percentage is 250%, the Death Benefit will be at least 2.50 times the Policy Account Value. As a result, if the Policy Account Value exceeds $133,333, the Death Benefit will be greater than the Face Amount plus the Policy Account Value. Each additional dollar added to the Policy Account Value above $133,333 will increase the Death Benefit by $2.50. An Insured with a Policy Account Value of $150,000 will therefore have a Death Benefit of $375,000 (2.50 x $150,000); a Policy Account Value of $300,000 will yield a Death Benefit of $750,000 (2.50 x $300,000); and a Policy Account Value of $500,000 will yield a Death Benefit of $1,250,000 (2.50 x $500,000).
Similarly, any time the Policy Account Value exceeds $133,333, each dollar taken out of the Policy Account Value will reduce the Death Benefit by $2.50. If at any time, however, the Policy Account Value multiplied by the applicable percentage is less than the Face Amount plus the Policy Account Value, the Death Benefit will be the Face Amount plus the Policy Account Value.

     Which Death Benefit Option to Choose. If an Owner prefers to have premium payments and favorable investment performance reflected partly in the form of an increasing Death Benefit, the Owner should choose Option B. If an Owner is satisfied with the amount of the Insured's existing insurance coverage and prefers to have premium payments and favorable investment performance reflected to the maximum extent in the Policy Account Value, the Owner should choose Option A.

     Change in Death Benefit Option. After the first Policy Year or 12 months after a Face Amount increase, at any time while the Policy is in force, the Owner may change the Death Benefit Option in effect by sending PLACA a completed application for change. No charges will be imposed to make a change in the Death Benefit Option. The effective date of any such change will be the Policy Processing Day on or next following the date PLACA receives the completed application for change.

     If the Death Benefit Option is changed from Option A to Option B, on the effective date of the change, the Death Benefit will not change and the Face Amount will be decreased by the Policy Account Value on that date. However, this change may not be made if it would reduce the Face Amount to less than the Minimum Face Amount.

     If the Death Benefit Option is changed from Option B to Option A, on the effective date of the change, the Death Benefit will not change and the Face Amount will be increased by the Policy Account Value on that date.

     A change in the Death Benefit Option may affect the Net Amount at Risk over time which, in turn, would affect the monthly Cost of Insurance Charge. Changing from Option A to Option B will generally result in a Net Amount at Risk that remains level. Such a change will result in a relative increase in the cost of insurance charges over time because the Net Amount at Risk will, unless the Death Benefit is based on the applicable percentage of Policy Account Value, remain level rather than decreasing as the Policy Account Value increases. Unless the Death Benefit is based on the applicable percentage of Policy Account Value, changing from Option B to Option A will, if the Policy Account Value increases, decrease the Net Amount at Risk over time, thereby reducing the cost of insurance charge.

     The effects of these Death Benefit Option changes on the Face Amount, Death Benefit and Net Amount at Risk can be illustrated as follows. Assume that a contract under Option A has a Face Amount of $500,000 and a Policy Account Value of $100,000 and, therefore, a Death Benefit of $500,000 and a Net Amount at Risk of $400,000 ($500,000 - $100,000). If the Death Benefit Option is changed from Option A to Option B, the Face Amount will decrease from $500,000 to $400,000 and the Death Benefit and Net Amount at Risk would remain the same. Assume that a contract under Option B has a Face

Amount of $500,000 and a Policy Account Value of $50,000 and, therefore, the Death Benefit is $550,000 ($500,000 + $50,000) and a Net Amount at Risk of $500,000 ($550,000 - $50,000). If the Death Benefit Option is changed from Option B to Option A, the Face Amount will increase to $550,000, and the Death Benefit and Net Amount at Risk would remain the same.

     If a change in the Death Benefit Option would result in cumulative premiums exceeding the maximum premium limitations under the Code for life insurance, PLACA will not effect the change.

     A change in the Death Benefit Option may have federal income tax consequences. The Owner of a Policy should consult a tax advisor before changing the Death Benefit Option.

     How the Death Benefit May Vary. The amount of the Death Benefit may vary with the Policy Account Value. The Death Benefit under Option A will vary with the Policy Account Value whenever the specified percentage of Policy Account Value exceeds the Face Amount of the Policy. The Death Benefit under Option B will always vary with the Policy Account Value because the Death Benefit equals the greater of (a) the Face Amount plus the Policy Account Value and (b) the Policy Account Value multiplied by the specified percentage.

ABILITY TO ADJUST FACE AMOUNT

     Subject to certain limitations, an Owner may generally, at any time after the first Policy Year, increase or decrease the Policy's Face Amount by submitting a written application to PLACA. The effective date of the increase or decrease will be the Policy Processing Day on or next following PLACA's approval of the request. An increase or decrease in Face Amount may have tax consequences. The Owner of a Policy should consult a tax advisor before increasing or decreasing the Face Amount. The effect of changes in Face Amount on Policy charges, as well as other considerations, are described below.

     Increase. A request for an increase in Face Amount may not be for less than $25,000 (or such lesser amount required in a particular state). The Owner may not increase the Face Amount after the Insured's Attained Age 75 or if the Face Amount was increased during the prior 12-month period. To obtain the increase, the Owner must submit an application for the increase and provide evidence satisfactory to PLACA of the Insured's insurability.

     On the effective date of an increase, and taking the increase into account, the Net Cash Surrender Value must be equal to the Monthly Deductions then due and the expense charge for the increase in Face Amount. If the Net Cash Surrender Value is not sufficient, the increase will not take effect until the Owner makes a sufficient additional premium payment to increase the Net Cash Surrender Value.

     An increase in the Face Amount will generally affect the total Net Amount at Risk which will increase the monthly Cost of Insurance Charges. An increase in Face Amount will increase the amount of any Additional Surrender Charge. A Face Amount increase expense charge will also be deducted. (See "Face Amount Increase Charge.") In addition, different cost of insurance rates may apply to the increase in insurance coverage. (See "Monthly Deductions.")

     After increasing the Face Amount, the Owner will have the right: (a) during the Free-Look Period following the effective date of the increase, to have the increase canceled and receive a credit or refund equal to the Cost of Insurance Charge and the increase charge deducted for the increase; and (b) during the first 24 months following the increase, to exchange the increase in Face Amount for a fixed benefit permanent life insurance policy issued by PLACA. (See "Transfers of Policy Account Value.")

     Decrease. The amount of a Face Amount decrease must be for at least $25,000 (or such lesser amount required in a particular state). The Face Amount after any decrease may not be less than the Minimum Face Amount. A decrease in Face Amount will not be permitted if the Face Amount was increased during the prior 12-month period. To the extent a decrease in the Face Amount could result in cumulative premiums exceeding the maximum premium limitations applicable for life insurance under the Code, PLACA will not effect the decrease.

     A decrease in the Face Amount generally will decrease the total Net Amount at Risk which will decrease an Owner's monthly Cost of Insurance Charges. A decrease in the Face Amount may result in the imposition of a Surrender Charge as of the Policy Processing Day on which the decrease becomes effective. (See "Surrender Charges.")

     Any Surrender Charge applicable to a decrease will be deducted from the Policy Account Value and the remaining Surrender Charge will be reduced by the amount deducted. The Surrender Charge will be deducted from the Subaccounts and the Guaranteed Account based on the proportion that the value in such account bears to the total unloaned Policy Account Value.

     For purposes of determining the Cost of Insurance Charge and Surrender Charges, any decrease in the Face Amount will reduce the Face Amount in the following order: (a) the Face Amount provided by the most recent increase; (b) the next most recent increases, successively; and (c) the Initial Face Amount.

INSURANCE PROTECTION

     An Owner may increase or decrease the insurance protection provided by the Policy (i.e., the Net Amount at Risk) in one of several ways, as insurance needs change. These ways include increasing or decreasing the Face Amount, changing the level of premium payments, and by making a partial withdrawal of Net Cash Surrender Value. The consequences of each are summarized below.

     A decrease in Face Amount will decrease the insurance protection. It will not reduce the Policy Account Value, except for the deduction of any surrender charge applicable to the decrease. The Monthly Deductions will generally be correspondingly lower following the decrease.

     An increase in Face Amount will generally increase the amount of insurance protection, depending on the Policy Account Value and specified percentage. If the insurance protection is increased, Monthly Deductions will increase as well.

     Under Death Benefit Option A, until the specified percentage of Policy Account Value exceeds the Face Amount, then (a) if the Owner increases the premium payments from the current level, the amount of insurance protection will generally be reduced, and (b) if the Owner reduced the premium payments from the current level, the amount of insurance protection will generally be increased.

     Under Death Benefit Option B, until the specified percentage of Policy Account Value exceeds the Face Amount plus the Policy Account Value, the level of premium payments will not affect the amount of insurance protection. (However, both the Policy Account Value and Death Benefit will be increased if premium payments are increased and reduced if premium payments are reduced.) Under either Death Benefit Option, if the Death Benefit is the specified percentage of Policy Account Value, then (a) if the Owner increases premium payments from the current level, the amount of insurance protection will increase and (b) if the Owner reduces the premium payments from the current level, the amount of insurance protection will decrease.

     A partial withdrawal of Net Cash Surrender Value will reduce the Death Benefit. If Death Benefit Option A is in effect, the withdrawal will decrease the Policy's Face Amount by the amount withdrawn plus the partial withdrawal expense charge. If Death Benefit Option B is in effect, it will not reduce the amount of insurance protection unless the Death Benefit is based on the specified percentage of Policy Account Value. In this event, however, the decrease in the Death Benefit will be greater than the amount of the withdrawal.

     Increasing or decreasing the Policy's Insurance Protection may have tax consequences. The Owner of a Policy should consult a tax advisor before increasing or decreasing the Policy's Insurance Protection.

PAYMENT AND ALLOCATION OF PREMIUMS

     Issuance of a Policy. In order to purchase a Policy, an individual must make application to PLACA through a licensed PLACA agent who is also a registered representative of 1717 Capital Management

Company ("1717") or a broker/dealer having a Selling Agreement with 1717 or a broker/dealer having a Selling Agreement with such a broker/dealer. If PLACA accepts the application, a Policy will be issued in consideration of payment of the Minimum Initial Premium set forth in the Policy. The Minimum Face Amount of a Policy under PLACA's rules is $50,000 for all Premium Classes except preferred. For the preferred Premium Class, the Minimum Face Amount is $100,000.

     PLACA reserves the right to revise its rules from time to time to specify a different Minimum Face Amount for subsequently issued policies. A Policy will be issued only with respect to Insureds who have an Issue Age of 80 or less and who provide PLACA with satisfactory evidence of insurability. Acceptance is subject to PLACA's underwriting rules. PLACA reserves the right to reject an application for any reason permitted by law. (See "Distribution of Policies.")

     At the time the application for a Policy is signed, an applicant can, subject to PLACA's underwriting rules, obtain temporary insurance protection, pending issuance of the Policy, by answering "no" to the Health Questions of the Temporary Agreement and submitting payment of the Minimum Initial Premium with the Application. The Minimum Initial Premium will equal the Minimum Annual Premium multiplied by the following factor:

PREMIUM BILLING MODE
SELECTED AT ISSUE                                      FACTOR
--------------------                                   ------
Annual.............................................    1.000
Semi-annual........................................    0.500
Quarterly..........................................    0.250
Monthly............................................    0.167

     The amount of coverage under the agreement is the lesser of the Face Amount applied for or $500,000. Coverage under the agreement will end on the earliest of: (a) the 90th day from the date of the agreement; (b) the date that insurance takes effect under the Policy; (c) the date a policy, other than as applied for, is offered to the Applicant; or (d) five days from the date PLACA mails a notice of termination of coverage.

     Amount and Timing of Premiums. The Minimum Initial Premium is due on or before the date the Policy is delivered. No insurance will take effect until the Minimum Initial Premium is paid while the health and other conditions of the Insured stay the same as described in the application. Prior to the Final Policy Date and while the Policy is in force, an Owner may make additional premium payments at any time and in any amount, subject to the limitation set forth below. Each premium payment must be for at least $20. PLACA may increase this minimum amount upon 90 days written notice to Owners of such increase, but the minimum amount will never exceed $500. Subject to certain limitations described below, an Owner has considerable flexibility in determining the amount and frequency of premium payments.

     At the time of application, each Owner will select a Planned Periodic Premium schedule, based on a periodic billing mode of annual, semi-annual, or quarterly payment. The Owner is entitled to receive a premium reminder notice from PLACA at the specified interval. The Owner may change the Planned Periodic Premium frequency and amount. Also, under the Automatic Payment Plan, the Owner can select a monthly payment schedule pursuant to which premium payments will be automatically deducted from a bank account or other source, rather than being "billed".

     Any payments made while there is an outstanding Policy loan are considered loan repayments, unless PLACA is notified in writing that the amount is to be applied as a premium payment. The Owner is not required to pay the Planned Periodic Premiums in accordance with the specified schedule. The Owner has the flexibility to alter the amount and frequency of premium payments. However, payment of the Planned Periodic Premiums does not guarantee that the Policy will remain in force. Instead, the duration of the Policy depends upon the Policy's Net Cash Surrender Value. Thus, even if Planned Periodic Premiums are paid, the Policy may lapse whenever the Net Cash Surrender Value is insufficient to pay the Monthly Deductions and any other charges and if a Grace Period expires without an adequate payment by the Owner.

     Premium Limitations. The Code provides for exclusion of the Death Benefit from a Beneficiary's gross income if total premium payments do not exceed certain stated limits. In no event can the total of all premiums paid under a Policy exceed such limits. PLACA has established procedures to monitor whether aggregate premiums paid under a Policy exceed those limits. If a premium is paid which would result in total premiums exceeding such limits, PLACA will only accept that portion of the premium which would make total premiums equal the maximum amount which may be paid under the Policy. The excess will be refunded. If total premiums do exceed the maximum premium limitations established by the Code, however, the excess of a Policy's Death Benefit over the Policy's Cash Surrender Value should still be excludable from gross income.

     The maximum premium limitations set forth in the Code depend in part upon the amount of the Death Benefit at any time. As a result, any Policy changes which affect the amount of the Death Benefit may affect whether cumulative premiums paid under the Policy exceed the maximum premium limitations. To the extent that any such change would result in cumulative premiums exceeding the maximum premium limitations, PLACA will not effect such change. (See "Federal Income Tax Considerations.") PLACA reserves the right to require satisfactory evidence of insurability before accepting a premium payment that would increase the Net Amount At Risk.

     Allocation of Net Premiums. The Owner indicates in the application how Net Premiums should be allocated among the Subaccounts and/or the Guaranteed Account. The percentages of each Net Premium that may be allocated to any account must be in whole numbers and the sum of the allocation percentages must be 100%. PLACA allocates the Net Premiums as of the date it receives such premium at its Service Center.

     Certain states require PLACA to refund all payments (less any partial withdrawals and indebtedness) in the event the Owner cancels the Policy during the Free-Look period. See "Free-Look Privileges." In those states, PLACA will allocate to the Money Market Subaccount any premiums the Owner requests be allocated to Subaccount(s) which are received at our Service Center within 15 days from the later of: (1) the Policy Issue Date; or (2) the date PLACA receives the Minimum Initial Premium. After this 15-day period ends, the value in the Money Market Subaccount is allocated among the Subaccounts as indicated in the application. PLACA invests all Net Premiums paid thereafter based on the allocation percentages then in effect.

     The values of the Subaccounts will vary with their investment experience and the Owner bears the entire investment risk. Owners should periodically review their allocation schedule in light of market conditions and the Owner's overall financial objectives.

POLICY ACCOUNT VALUE

     The Policy Account Value is the total amount of value held under the Policy at any time. It is equal to the sum of the Policy's values in the Subaccounts, the Guaranteed Account and the Loan Account. The Policy Account Value minus any applicable Surrender Charge or Additional Surrender Charge is the Cash Surrender Value.

     The Policy Account Value and Cash Surrender Value will reflect the investment performance of the chosen Subaccounts, the crediting of interest for the Guaranteed Account and the Loan Account, any Net Premiums paid, any transfers, any partial withdrawals, any loans, any loan repayments, any loan interest paid, and any charges assessed in connection with the Policy.

     Calculation of Policy Account Value. The Policy Account Value is determined first on the Policy Date and thereafter at the close of each Valuation Day. On the Policy Date, the Policy Account Value equals the Net Premiums received less any Monthly Deductions on the Policy Date. On each Valuation Day after the Policy Date, the Policy Account Value is:

          1. Policy Account Value in each Subaccount, determined by multiplying the number of units of the Subaccount by the Subaccount's Unit Value on that date;

          2.  Policy Account Value in the Guaranteed Account; plus

          3.  Policy Account Value in the Loan Account.

     Determination of Number of Units for the Subaccounts. Allocated Net Premiums or Policy Account Value transferred to a Subaccount are used to purchase units of that Subaccount; units are redeemed when amounts are deducted, transferred or withdrawn. The number of units of a Subaccount at any time equals the number of units purchased minus the number of units redeemed up to such time. For each Subaccount, the number of units purchased or redeemed in connection with a particular transaction is determined by dividing the dollar amount by the unit value.

     Determination of Unit Value. The unit value of a Subaccount on any Valuation Day is equal to the unit value on the immediately preceding Valuation Day multiplied by the Net Investment Factor for that Subaccount on that Valuation Day.

     Net Investment Factor. The Net Investment Factor for each Subaccount measures the investment performance of a Subaccount. The factor increases to reflect investment income and capital gains, realized and unrealized, for the shares of the underlying Portfolio. The factor decreases to reflect any capital losses, realized or unrealized, for the shares of the underlying Portfolio as well as the asset charge for mortality and expense risks.

POLICY DURATION

     Policy Lapse. The Policy will remain in force as long as the Net Cash Surrender Value of the Policy is sufficient to pay the Monthly Deductions and other charges under the Policy. When the Net Cash Surrender Value is insufficient to pay the charges and the Grace Period expires without an adequate premium payment by the Owner, the Policy will lapse and terminate without value. Notwithstanding the foregoing, during the first three Policy Years the Policy will not lapse if the Minimum Guarantee Premium has been paid.

     The Policy provides for a 61-day Grace Period that is measured from the date on which notice is sent by PLACA indicating that the Grace Period has begun. Thus, the Policy does not lapse, and the insurance coverage continues, until the expiration of this Grace Period. To prevent lapse, the Owner must, during the Grace Period, make a premium payment equal to three Monthly Deductions. The notice sent by PLACA will specify the payment required to keep the Policy in force.

     Reinstatement. A Policy that lapses may be reinstated at any time within three years (or longer period required in a particular state) after the expiration of the Grace Period and before the Final Policy Date by submitting evidence of the Insured's insurability satisfactory to PLACA and payment of an amount sufficient to keep the Policy in force for at least three months following the date that the reinstatement application is approved. Upon reinstatement, the Policy Account Value is based upon the premium paid to reinstate the Policy. A reinstated Policy has the same Policy Date as it had prior to the lapse.

TRANSFERS OF POLICY ACCOUNT VALUE

     Transfers. The Owner may transfer the Policy Account Value between and among the Subaccounts and the Guaranteed Account by making a written transfer request to PLACA. The amount transferred must be at least $1,000, unless the total value in an account is less than $1,000, in which case the entire amount may be transferred.

     After 12 transfers have been made in any Policy Year, a $25 transfer charge will be deducted from each transfer during the remainder of such Policy Year. All transfers included in a single written request are treated as one transfer. Transfers (other than transfers from Guaranteed Account Value) are made as of the date PLACA receives a written request at its Service Center. Transfers resulting from Policy loans, the exercise of exchange privileges, the reallocation from the Money Market Subaccount following the 15-day period after the Issue Date, Dollar-Cost Averaging and Automatic Asset

Rebalancing, are not subject to a transfer charge and do not count as one of the 12 "free" transfers in any Policy Year. Under present law, transfers are not taxable transactions.

     Special Transfer Right. During the first two years following the Issue Date, the Owner may, on one occasion, transfer the entire Policy Account Value in the Subaccounts to the Guaranteed Account without a transfer charge and without such transfer counting toward the twelve transfers permitted without charge during a Policy Year.

     Conversion Privilege for Increase in Face Amount. During the first two years following an increase in Face Amount, the Owner may, on one occasion, without evidence of insurability, exchange the amount of the increase in Face Amount for a fixed-benefit permanent life insurance policy. Such an exchange may, however, have federal income tax consequences. (See "Tax Treatment of Policy Benefits.") Premiums under this new policy will be based on the Sex, Attained Age and Premium Class of the Insured on the effective date of the increase in the Face Amount of the Policy. The new policy will have the same Face Amount and Issue Date as the amount and effective date of the increase. PLACA will refund the monthly deductions for the increase made on each Policy Processing Day between the effective date of the increase to the date of conversion and the expense charge for such increase.

     Transfer Right for Change in Investment Policy of a Subaccount. If the investment policy of a Subaccount is materially changed, the Owner may transfer the portion of the Policy Account Value in such Subaccount to another Subaccount or to the Guaranteed Account without a transfer charge and without having such transfer count toward the twelve transfers permitted without charge during a Policy Year.

     Telephone Transfers. Transfers will be made upon instructions given by telephone, provided the appropriate election has been made at the time of application or proper authorization is provided to PLACA. PLACA reserves the right to suspend telephone transfer privileges at any time for any class of policies, for any reason. PLACA will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if it follows such procedures it will not be liable for any losses due to authorized or fraudulent instructions. PLACA, however, may be liable for such losses if it does not follow those reasonable procedures. The procedures PLACA will follow for telephone transfers include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction and making a tape-recording of the instructions given by telephone.

     Automatic Asset Rebalancing. Automatic asset rebalancing is a feature which, if elected, authorizes periodic transfers of Policy Account Values between the Subaccounts in order to maintain the allocation of such values in percentages that match the then current premium allocation percentages. Election of this feature may be made in the application or at any time after the policy is issued by properly completing the election form and returning it to PLACA. The election may be revoked at any time. Rebalancing may be done quarterly or annually. Rebalancing terminates when the total value in the subaccounts is less than $1,000. PLACA reserves the right to suspend automatic asset rebalancing at any time, for any class of Policies, for any reason.

     Dollar-Cost Averaging. Dollar-Cost Averaging is a program which, if elected, enables the Owner to systematically and automatically transfer, on a monthly basis, specified dollar amounts from any selected Subaccount to any other Subaccount or the Guaranteed Account. Transfers may not come from the Guaranteed Account. By allocating on a regularly scheduled basis as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of short term market fluctuations. PLACA, however, makes no guarantee that Dollar-Cost Averaging will result in a profit or protect against loss.

     Dollar-Cost Averaging may be elected for a period of 6, 12, 18, 24, 30 or 36 months. To qualify for Dollar-Cost Averaging, the following minimum amount of Policy Account Value must be allocated to a Subaccount: 6 months -- $3,000; 12 months -- $6,000; 18 months -- $9,000; 24 months -- $12,000; 30 months -- $15,000; 36 months -- $18,000. At least $500 must be transferred from the Subaccount each month. The amount required to be allocated to the Subaccount can be made from an initial or subsequent investment or by transferring amounts into the Subaccount from the other Subaccounts or from the Guaranteed Account (See "Transfers from Guaranteed Account."). Each monthly transfer is split among the Subaccounts or the Guaranteed Account based upon the percentages elected. Dollar-Cost Averaging may not be elected if Automatic Asset Rebalancing has been elected or if a policy loan is outstanding.

     Dollar-Cost Averaging may be elected in the application or by completing an election form and returning it to PLACA by the beginning of the month. When an election form is received, Dollar-Cost Averaging will commence on the first Policy Processing Day after the later of (a) the Policy Date; (b) the 15-day period when premiums are allocated to the Money Market Subaccount in certain states; and (c) when the Subaccount value equals or exceeds the greater of the minimum amount stated above and the amount of the first monthly transfer.

     Once Dollar-Cost Averaging transfers have commenced, they occur monthly on the Policy Processing Day until the specified number of transfers has been completed, or (a) a policy loan is requested, (b) the policy goes into the grace period, or (c) there is insufficient value in the Subaccount to make the transfer. The Owner may instruct PLACA in writing to cancel Dollar-Cost Averaging transfers at any time.

     Transfers made under the Dollar-Cost Averaging program do not count toward the twelve transfers permitted each Policy Year without imposing the Transfer Charge. PLACA reserves the right to discontinue offering automatic transfers upon 30 days' written notice to the Owner. Written notice will be sent to the Owner confirming each transfer and when the Dollar-Cost Averaging program is terminated. The Owner and agent are responsible for reviewing the confirmation to verify that the transfers are being made as requested.

FREE-LOOK PRIVILEGES

     Free-Look for Policy. The Policy provides for an initial Free-Look Period. The Owner may cancel the Policy until the latest of: (a) 45 days after Part I of the application for the Policy is signed, (b) 10 days after the Owner receives the Policy and (c) 10 days after PLACA mails the Notice of Withdrawal Right to the Owner. Upon giving written notice of cancellation and returning the Policy to PLACA's Service Center, to one of PLACA's other offices, or to the PLACA representative from whom it was purchased, the Owner will receive a refund equal to the sum of: (i) the Policy Account Value as of the date the returned Policy is received by PLACA at its Service Center or the PLACA representative through whom the Policy was purchased; (ii) any Premium Expense Charges deducted from premiums paid; (iii) any Monthly Deductions charged against the accounts; (iv) any Mortality and Expense Risk charges deducted from the value of the net assets of the Subaccounts; and (v) any advisory fees or other expenses of the Fund . A refund of all premiums paid is made for Policy's delivered in states that require such a refund.

     Free-Look for Increase in Face Amount. Any requested increase in Face Amount is also subject to a Free-Look privilege. The Owner may cancel a requested increase in Face Amount until the latest of: (a) 45 days after the application for the increase is signed; (b) 10 days after the Owner receives the new Policy Schedule pages reflecting the increase; and (c) 10 days after PLACA mails the Notice of Withdrawal Right to the Owner. Upon requesting cancellation of the increase, an amount equal to all cost of insurance charges attributable to the increase plus the Face Amount Increase Charge will be credited to the accounts in the same proportion as they were deducted, unless the Owner requests a refund of such amount.

LOAN PRIVILEGES

     General. The Owner may at any time after the Issue Date borrow money from PLACA using the Policy Account Value as the security for the loan. The Owner may obtain Policy loans in a minimum amount of $500 (or such lesser minimum required in a particular state) but not exceeding the Policy's Net Cash Surrender Value on the date of the loan. While the Insured is living, the Owner may repay all or a portion of a loan and accrued interest.

     Interest Rate Charged. Interest is charged on Policy loans at an effective annual rate of 6%. Interest is due at the end of each Policy Year. If interest is not paid when due, it is added to the loan balance and bear interest at the same rate. Unpaid interest is allocated based on the proportion that the Guaranteed Account Value and the Value of the Subaccounts under a Policy bear to the total unloaned Policy Account Value.

     Allocation of Loans and Collateral. PLACA will allocate the amount of a Policy loan among the Subaccounts and/or the Guaranteed Account based upon the proportion that the value of the Subaccounts and/or the Guaranteed Account Value bear to the total unloaned Policy Account Value at the time the loan is made.

     The collateral for a Policy loan is the loan amount plus accrued interest to the next Policy Anniversary, less interest at an effective annual rate of 4% which is earned to such Policy Anniversary. PLACA will deduct the collateral for the loan from each account based on the allocation described in the preceding paragraph and transfer this amount to the Loan Account. The collateral is recalculated: (a) when loan interest is repaid or added to loaned amount; (b) when a new loan is made; and (c) when a loan repayment is made. A transfer to or from the Loan Account will be made to reflect any recalculation of collateral. At any time, the amount of the outstanding loan under a Policy equals the sum of all loans (including due and unpaid interest added to the loan balance) minus any loan repayments.

     Interest Credited to Loan Account. As long as the Policy is in force, PLACA credits the amount in the Loan Account with interest at effective annual rates it determines, but not less than 4% or such higher minimum rate required under state law. The rate will apply to the calendar year which follows the date of determination. Loan interest credited is transferred to the Subaccounts or the Guaranteed Account: (a) when loan interest is paid added to the loaned amount; (b) when a loan repayment is made; and (c) when a new loan is made. PLACA currently credits 4% interest annually to the amount in the Loan Account until the policy's 10th anniversary or until Attained Age 65, whichever is later, and 5.75% annually thereafter. The tax consequences of a Policy loan after the later of a Policy's 10th anniversary or Attained Age 65 are less clear. Owners should consult a tax adviser with respect to such consequences.

     Effect of Policy Loan. Policy loans, whether or not repaid, will have a permanent effect on the Policy Account Value, the Cash Surrender Value, and Net Cash Surrender Value and may permanently affect the Death Benefit under the Policy. The effect on the Policy Account Value and Death Benefit could be favorable or unfavorable, depending on whether the investment performance of the Subaccounts and the interest credited to the Guaranteed Account is less than or greater than the interest being credited on the assets in the Loan Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under a Policy will be lower when the credited interest rate is less than the investment experience of assets held in the Subaccounts and interest credited to the Guaranteed Account. The longer a loan is outstanding, the greater the effect of a Policy loan is likely to be. The Death Proceeds will be reduced by the amount of any outstanding Policy loan.

     Loan Repayments. An Owner may repay all or part of a Policy loan at any time while the Insured is alive and the Policy is in force. Unless prohibited by a particular state, PLACA will assume that any payments made while there is an outstanding loan is a loan repayment, unless it receives written instructions that the payment is a premium payment. Repayments up to the amount of the outstanding loan is allocated to the accounts based on the amount of the outstanding loan allocated to each account as of the date of repayment; any repayment in excess of the amount of the outstanding loan will be allocated to the accounts based on the amount of interest due on the portion of the outstanding loan allocated to each account. For this purpose, the amount of the interest due is determined as of the next Policy Anniversary. Failure to repay a loan or to pay loan interest will not cause the Policy to lapse unless the Net Cash Surrender Value on the Policy Processing Day is less than the monthly deduction due. (See "Policy Duration.")

     Tax Considerations. Any loans taken from a Modified Endowment Contract will be treated as a taxable distribution. In addition, with certain exceptions, a 10% additional income tax penalty will be imposed on the portion of any loan that is included in income. (See "Distributions from Policies Classified as Modified Endowment Contracts.") Depending upon the investment performance of the Subaccounts and the amounts borrowed, loans may cause the Policy to lapse. If the Policy is not a Modified Endowment Contract, lapse of the Policy with outstanding loans may result in adverse tax consequences. (See "Distributions from Policies Not Classified as Modified Endowment Contracts.")

SURRENDER PRIVILEGE

     At any time before the earlier of the death of the Insured and the Final Policy Date, the Owner may surrender the Policy for its Net Cash Surrender Value. The Net Cash Surrender Value is determined by PLACA as of the date it receives, at its Service Center, a surrender request signed by the Owner. Coverage under the Policy will end on the day the Owner mails or otherwise sends the written surrender request to PLACA at the Service Center. A surrender may have adverse federal income tax consequences. (See "Tax Treatment of Policy Benefits.")

PARTIAL WITHDRAWAL PRIVILEGE

     After the first Policy Year, at any time before the earlier of the death of the Insured and the Final Policy Date, the Owner may withdraw a portion of the Policy's Net Cash Surrender Value. The minimum amount which may be withdrawn is $1,500. A withdrawal charge will be deducted from the Policy Account Value. A partial withdrawal will not result in the imposition of surrender charges.

     The withdrawn amount and withdrawal charge will be allocated based on the proportion that the Policy Account Value in the Subaccounts and the Guaranteed Account Value bear to the total unloaned Policy Account Value.

     The effect of a partial withdrawal on the Death Benefit and Face Amount will vary depending upon the Death Benefit Option in effect and whether the Death Benefit is based on the applicable percentage of Policy Account Value. (See "Death Benefit Options.")

     Option A. The effect of a partial withdrawal on the Face Amount and Death Benefit under Option A can be described as follows:

          If the Death Benefit equals the Face Amount, a partial withdrawal will reduce the Face Amount and the Death Benefit by the amount of the partial withdrawal.

          For the purposes of this illustration (and the following illustrations of partial withdrawals), assume that the Attained Age of the Insured is under 40 and there is no indebtedness. The applicable percentage is 250% for an Insured with an Attained Age under 40.

          Under Option A, a contract with a Face Amount of $300,000 and a Policy Account Value of $30,000 will have a Death Benefit of $300,000. Assume that the policyowner takes a partial withdrawal of $10,000. The partial withdrawal will reduce the Policy Account Value to $19,975
     ($30,000 - $10,000 - $25) and the Death Benefit and Face Amount to $290,000 ($300,000 - $10,000).

          If the Death Benefit immediately prior to the partial withdrawal is based on the applicable percentage of Policy Account Value, the Face Amount will be reduced by an amount equal to the amount of the partial withdrawal. The Death Benefit will be reduced to equal the greater of (a) the Face Amount after the partial withdrawal, and (b) the applicable percentage of the Policy Account Value after deducting the amount of the partial withdrawal and expense charge.

          Under Option A, a policy with a Face Amount of $300,000 and a Policy Account Value of $300,000 will have a Death Benefit of $750,000. Assume that the policyowner takes a partial withdrawal of $49,975. The partial withdrawal will reduce the Policy Account Value to $250,000
     ($300,000 - $49,975 - $25) and the Face Amount to $250,025
     ($300,000 - $49,975). The Death Benefit is the greater of (a) the Face Amount of $250,025 and (b) the applicable percentage of the Policy Account Value $625,000 ($250,000 x 2.5). Therefore, the Death Benefit will be $625,000.

          Any decrease in Face Amount due to a partial withdrawal will first reduce the most recent increase in Face Amount, then the most recent increases, successively, and lastly, the Initial Face Amount.

     Option B. The Face Amount will never be decreased by a partial withdrawal. A partial withdrawal will, however, always decrease the Death Benefit.

          If the Death Benefit equals the Face Amount plus the Policy Account Value, a partial withdrawal will reduce the Policy Account Value by the amount of the partial withdrawal and expense charge and thus the Death Benefit will also be reduced by the amount of the partial withdrawal and the expense charge.

          Under Option B, a policy with a Face Amount of $300,000 and a Policy Account Value of $90,000 will have a Death Benefit of $390,000 ($300,000 + $90,000). Assume the policyowner takes a partial withdrawal of $20,000. The partial withdrawal will reduce the Policy Account Value to $69,975
     ($90,000 - $20,000 - $25) and the Death Benefit to $369,975 ($300,000 +
     $69,975). The Face Amount is unchanged.

          If the Death Benefit immediately prior to the partial withdrawal is based on the applicable percentage of Policy Account Value, The Death Benefit will be reduced to equal the greater of (a) the Face Amount plus the Policy Account Value after deducting the partial withdrawal and expense charge and (b) the applicable percentage of Policy Account Value after deducting the amount of the partial withdrawal and the expense charge.

          Under Option B, a policy with a Face Amount of $300,000 and a Policy Account Value of $300,000 will have a Death Benefit of $750,000 ($300,000 x 2.5). Assume the policyowner takes a partial withdrawal of $149,975. The partial withdrawal will reduce the Policy Account Value to $150,000 ($300,000 - $149,975 - $25) and the Death Benefit to the greater of (a) the Face Amount plus the Policy Account Value $450,000 ($300,000 + $150,000) and (b) the Death Benefit based on the applicable percentage of the Policy Account Value $375,000 ($150,000 x 2.5). Therefore, the Death Benefit will be $450,000. The Face Amount is unchanged.

     Because a partial withdrawal can affect the Face Amount and the Death Benefit as described above, a partial withdrawal may also affect the Net Amount at Risk which is used to calculate the cost of insurance charge under the Policy. (See "Cost of Insurance.") A request for partial withdrawal may not be allowed if, or to the extent that, such withdrawal would reduce the Face Amount below the Minimum Face Amount for the Policy. Also, if a partial withdrawal would result in cumulative premiums exceeding the maximum premium limitations applicable under the Code for life insurance, PLACA will not allow such partial withdrawal.

     A partial withdrawal of Net Cash Surrender Value may have federal income tax consequences. (See "Tax Treatment of Policy Benefits.")

ACCELERATED DEATH BENEFIT

     Applicants residing in states that have approved the Accelerated Death Benefit rider (the "ADB rider") may elect to add it to their Policy at issue, subject to PLACA receiving satisfactory additional evidence of insurability. The ADB rider is not yet available in all states and the terms under which it is available may vary from state-to-state. There is no assurance that the ADB rider will be approved in all states or that it will be approved under the terms described herein.

     The ADB rider permits the Owner to receive, at his or her request and upon approval by PLACA, an accelerated payment of part of the Policy's Death Benefit when one of the following two events occurs:

          1. Terminal Illness. The Insured develops a non-correctable medical condition which is expected to result in his or her death within 12 months; or

          2. Permanent Confinement to a Nursing Care Facility. The Insured has been confined to a Nursing Care Facility for 180 days and is expected to remain in such a facility for the remainder of his or her life.

     There is no charge for adding the ADB rider to a Policy. However, an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit at the time it is paid.

     Tax Consequences of the ADB Rider. The federal income tax consequences associated with adding the ADB rider or receiving the accelerated death benefit are uncertain. Accordingly, Owners should consult a tax adviser before adding the ADB rider to a Policy or requesting an accelerated death benefit.

     Amount of the Accelerated Death Benefit. The ADB rider provides for a minimum accelerated death benefit payment of $10,000 and a maximum benefit payment equal to 75% of the Eligible Death Benefit less 25% of any outstanding policy loans and accrued interest. The ADB rider also restricts the total of the accelerated death benefits paid from all life insurance policies issued to an Owner by PLACA and its subsidiaries to $250,000. This $250,000 maximum may be increased, as provided in the ADB rider, to reflect inflation.

     The term Eligible Death Benefit under the ADB rider means: the Insurance Proceeds payable under a Policy if the Insured died at the time a claim for an accelerated death benefit is approved by PLACA, minus:

          1. any Premium Refund payable at death if the Insured died at such time; and

          2. any insurance payable under the terms of any other rider attached to a Policy.

     An Owner may request only one accelerated death benefit payment (except to pay premiums and policy loan interest) and there are no restrictions on the Owner's use of the benefit. An Owner may elect to receive the accelerated death benefit payment in a lump sum or in 12 or 24 equal monthly installments. If installments are elected and the Insured dies before all of the payments have been made, the present value (at the time of the Insured's death) of the remaining payments and the remaining Insurance Proceeds under the Policy will be paid to the Beneficiary in a lump sum.

     Conditions for Receipt of the Accelerated Death Benefit. In order to receive an accelerated death benefit payment, a Policy must be in force other than as Extended Term Insurance and an Owner must submit due proof of eligibility and a completed claim form to PLACA at its Home Office. Due proof of eligibility means a written certification (described more fully in the ADB rider) in a form acceptable to PLACA, from a treating physician stating that the Insured has a Terminal Illness or is expected to be permanently confined in a Nursing Care Facility.

     PLACA may request additional medical information from an Owner's physician and/or may require an independent physical examination (at its expense) before approving the claim for payment of the accelerated death benefit. PLACA will not approve a claim for an accelerated death benefit payment if a Policy is assigned in whole or in part, if the Terminal Illness or Permanent Confinement is the result of intentionally self-inflicted injury or if the Owner is required to elect it in order to meet the claims of creditors or to obtain a government benefit.

     Operation of the ADB Rider. The ADB rider provides that the accelerated death benefit be made in the form of a policy loan up to the amount of the maximum loan available under a Policy at the time the claim is approved. Therefore, a request for an accelerated death benefit payment in an amount less than or equal to the maximum loan available at that time will result in a policy loan being made in the amount of the requested benefit. This policy loan operates as would any loan under the Policy.

     To the extent that the amount of a requested accelerated death benefit payment exceeds the maximum available loan amount, the benefit will be advanced to the Owner and a lien will be placed on the Death Benefit payable under the Policy (the "death benefit lien") in the amount of this advance. Under the ADB rider, interest will accrue daily, at a rate determined as described in the ADB rider, on the amount of this advance and upon the death of the Insured the amount of the advance and accrued interest thereon will be subtracted from the amount of Insurance Proceeds.

     Effect on Existing Policy. The Insurance Proceeds otherwise payable under a Policy at the time of an Insured's death will be reduced by the amount of any death benefit lien and accrued interest thereon. If the Owner makes a request for a surrender, a policy loan or a withdrawal, the Policy's Net Cash Surrender Value and Loan Value will be reduced by the amount of any outstanding death benefit lien plus accrued interest. Therefore, depending upon the size of the death benefit lien, this may result in the Net Cash Surrender Value and the Loan Value being reduced to zero.

     Premiums and policy loan interest must be paid when due. However, if requested with the accelerated death benefit claim, future premiums and policy loan interest may be paid through additional accelerated death benefits. If future premiums and policy loan interest are to be paid through additional accelerated death benefits, Periodic Planned Premiums and policy loan interest will be paid in this manner automatically.

     In addition to lapse under the applicable provisions of the Policy, a Policy will also terminate on any Policy Anniversary when the death benefit lien exceeds the Insurance Proceeds at Death.

                             CHARGES AND DEDUCTIONS

     Charges will be deducted in connection with the Policy to compensate PLACA for (a) providing the insurance benefits set forth in the Policy; (b) administering the Policy; (c) assuming certain risks in connection with the Policy; and (d) incurring expenses in distributing the Policy. In the event that there are any profits from fees and charges deducted under the Policy, including but not limited to mortality and expense risk charges, such profits could be used to finance the distribution of the contracts.

PREMIUM EXPENSE CHARGE

     Prior to allocation of Net Premiums, premiums paid are reduced by a Premium Expense Charge which consists of:

     Premium Tax Charge. Various states and some of their subdivisions impose a tax on premiums received by insurance companies. Premium taxes vary from state to state but range from 0% to 4%. A deduction of a percentage of the premium will be made from each premium payment. The applicable percentage will be based on the rate for the Insured's residence. No premium tax charge is deducted in jurisdictions that impose no premium tax.

     Percent of Premium Sales Charge. A 2% of premium charge will be deducted from each premium payment to partially compensate PLACA for the cost of selling the Policy. Currently, PLACA deducts the percent of premium sales charge from each premium payment until the cumulative amount deducted equals PLACA's current maximum premium sales charge. The current maximum sales charge is equal to 20% of one Target Premium established at issue. The Target Premium varies by Issue Age and Sex of the Insured and the Policy's Face Amount at issue. However, if an Owner increases the Face Amount, PLACA will establish a new maximum amount corresponding to the amount of the increase. Premium payments made on or after the effective date of the increase are allocated between the Initial Face Amount and the increase using the ratio of the Guideline Annual Premiums as described under Surrender Charge. However, PLACA reserves the right to deduct the entire 2% charge from each premium payment at any time during the life of the policy.

     Federal Tax Charge. PLACA will deduct 1.25% from each premium payment to cover the cost of federal taxes resulting from its receipt of such premium payment under the Policy. Section 848 of the Code ties PLACA's corporate tax liability (i.e., "tax burden"), in part, to the receipt of such premium payments. PLACA represents that this charge is reasonable in relation to its increased tax burden under Section 848 of the Code. In addition, PLACA reserves the right to change the amount of this charge if the applicable federal tax law changes PLACA's tax burden.

SURRENDER CHARGES

     A Surrender Charge, which consists of a Deferred Administrative Charge and a Deferred Sales Charge, is imposed if the Policy is surrendered or lapses at any time before the end of the 10th Policy Year. A portion of this Surrender Charge will be deducted if the Owner decreases the Initial Face Amount before the end of the 10th Policy Year. An Additional Surrender Charge, which is an Additional Deferred Sales Charge, is imposed if the Policy is surrendered or lapses at any time within 10 years after the effective date of an increase in Face Amount. A portion of an Additional Surrender Charge also is deducted if the related increment of Face Amount is decreased within 10 years after such increase took effect.

     These surrender charges are designed partially to compensate PLACA for the cost of administering, issuing and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of applications for insurance, processing of the applications, establishing policy records and Policy issue. PLACA does not expect the surrender charges to cover all of these costs. To the extent that they do not, PLACA will cover the short-fall from its general account assets, which may include profits from the mortality and expense risk charge and cost of insurance charge.

     Deferred Administrative Charge. The Deferred Administrative Charge is as follows:

                                               CHARGE PER $1,000 FACE AMOUNT
                                              --------------------------------
                                                         ISSUE AGES
                                              --------------------------------
                POLICY YEAR                    1-5      15       25      35-80
                -----------                   -----    -----    -----    -----
1-6.........................................  $2.00    $3.00    $4.00    $5.00
7...........................................   1.60     2.40     3.20     4.00
8...........................................   1.20     1.80     2.40     3.00
9...........................................   0.80     1.20     1.60     2.00
10..........................................   0.40     0.60     0.80     1.00
11..........................................      0        0        0        0

     For Issue Ages not shown, the charge increase pro rata for each full year.

     Deferred Sales Charge. The Deferred Sales Charge will not exceed the Maximum Deferred Sales Charge specified in the Policy. During Policy Years 1 through 6, this maximum equals 60% of the Target Premium for the Initial Face Amount. It equals 48% of that premium during Policy Year 7, 36% during Policy Year 8, 24% during Policy Year 9, 12% during Policy Year 10, and 0% during Policy Years 11 and later. The Deferred Sales Charge actually imposed will equal the lesser of this maximum and an amount equal to 28% of all premiums actually received during the first Policy Year up to one Target Premium plus 7% of all other premiums paid to the date of surrender or lapse, less any Deferred Sales Charge previously paid at the time of a prior decrease in Face Amount.

     Additional Deferred Sales Charge. An Additional Deferred Sales Charge is associated with each increase in Face Amount. Each Additional Deferred Sales Charge is calculated in a manner similar to the Deferred Sales Charge associated with the Initial Face Amount. The Maximum Additional Deferred Sales Charge for an increase in Face Amount is 60% of the Target Premium for that increase. This maximum remains level for six years following the effective date of an increase. It equals 48% of that premium during the seventh year, and declines by 12% per year to 0% by the beginning of the 11th year after the effective date of the increase. The Additional Deferred Sales Charge actually deducted is the lesser of this maximum and 28% of premiums received up to the first Target Premium for that increase, during the first twelve months after an increase and 7% of all premiums attributable to that increase thereafter, less any Additional Deferred Sales Charge for such increase previously paid at the time of a decrease in Face Amount.

     Allocation of Policy Account Value and Subsequent Premium Payments. A special method is used to allocate a portion of the existing Policy Account Value to an increase in Face Amount and to allocate subsequent premium payments between the Initial Face Amount and the increase. The Policy Account Value is allocated according to the ratio between the Guideline Annual Premium for the Initial Face Amount and the Guideline Annual Premium for the total Face Amount on the effective date of the increase before any deductions are made. For example, if the Guideline Annual Premium is equal to $4,500 before an increase and is equal to $6,000 after an increase, the Policy Account Value on the effective date of the increase would be allocated 75% ($4,500/$6,000) to the Initial Face Amount and 25% to the increase. Premium payments made on or after the effective date of the increase are allocated between the Initial Face Amount and the increase using the same ratio as is used to allocate the Policy Account Value. In the event that there is more than one increase in Face Amount, Guideline Annual Premiums for each increment of Face Amount are used to allocate Policy Account Values and subsequent premium payments among the various increments of Face Amounts.

     Surrender Charge Upon Decrease in Face Amount. A surrender charge may be deducted on a decrease in Face Amount. In the event of a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. If there have been no increases in Face Amount, the fraction will be determined by dividing the amount of the decrease by the current Face Amount and multiplying the result by the Surrender Charge. If more than one Surrender Charge is in effect (i.e., pursuant to one or more increases in Face Amount), the surrender charge will be applied in the following order: (1) the most recent increase followed by (2) the next most recent increases, successively, and (3) the Initial Face Amount. Where a decrease causes a partial reduction in an increase or in the Initial Face Amount, a proportionate share of the Surrender Charge for that increase or for the Initial Face Amount will be deducted.

     Allocation of Surrender Charges. The Surrender Charge and any Additional Surrender Charge will be deducted from the Policy Account Value. For surrender charges resulting from Face Amount decreases, that part of any such surrender charge will reduce the Policy Account Value and will be allocated among the accounts based on the proportion that the value in each of the Subaccounts and the Guaranteed Account Value bear to the total unloaned Policy Account Value.

MONTHLY DEDUCTIONS

     Charges will be deducted from the Policy Account Value on the Policy Date and on each Policy Processing Day to compensate PLACA for administrative expenses and for the insurance coverage provided by the Policy. The Monthly Deduction consists of three components -- (a) the cost of insurance, (b) monthly administrative charges, and (c) the cost of any additional benefits provided by rider. Because portions of the Monthly Deduction, such as the cost of insurance, can vary from month to month, the Monthly Deduction may vary in amount from month to month. The Monthly Deduction is deducted from the Subaccounts and the Guaranteed Account in accordance with the allocation percentages for Monthly Deductions chosen by the Owner at the time of application, or as later changed by PLACA pursuant to the Owner's written request. If PLACA cannot make a monthly deduction on the basis of the allocation schedule then in effect, PLACA makes the deduction based on the proportion that the Owner's Guaranteed Account Value and the value in the Owner's Subaccounts bear to the total unloaned Policy Account Value.

     Cost of Insurance. Because the cost of insurance depends upon several variables, the cost for each Policy Month can vary. PLACA will determine the monthly Cost of Insurance Charge by multiplying the applicable cost of insurance rate or rates by the Net Amount at Risk for each Policy Month.

     The Net Amount at Risk on any Policy Processing Day is the amount by which the Death Benefit exceeds the Policy Account Value. The Net Amount at Risk is determined separately for the Initial Face Amount and any increases in Face Amount. In determining the Net Amount at Risk for each increment of Face Amount, the Policy Account Value is first considered part of the Initial Face Amount. If the Policy Account Value exceeds the Initial Face Amount, it is considered as part of any increases in Face Amount in the order such increases took effect.

     A cost of insurance is also determined separately for the Initial Face Amount and any increases in Face Amount. In calculating the cost of insurance charge, the rate for the Premium Class on the Policy Date is applied to the Net Amount at Risk for the Initial Face Amount. For each increase in Face Amount, the rate for the Premium Class applicable to the increase is used. If, however, the Death Benefit is calculated as the Policy Account Value times the specified percentage, the rate for the Premium Class for the most recent Face Amount Increase will be used for the amount of the Death Benefit in excess of the total Face Amount.

     Any change in the Net Amount at Risk will affect the total Cost of Insurance Charges paid by the Owner.

     Cost of Insurance Rate. The cost of insurance rate is based on the Attained Age, Sex, Premium Class of the Insured and Duration. The actual monthly cost on insurance rates will be based on PLACA's expectations as to future mortality and expense experience. They will not, however, be greater than the guaranteed maximum cost of insurance rates set forth in the Policy. These guaranteed maximum rates are based on the Insured's Attained Age, Sex, Premium Class, and the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Table. For Policies issued in states which require "unisex" policies (currently Montana) or in conjunction with employee benefit plans, the maximum Cost of Insurance Charge depends only on the Insured's Age, Premium Class and the 1980 Commissioners

Standard Ordinary Mortality Table NB and SB. Any change in the cost of insurance rates will apply to all persons of the same Attained Age, Sex, and Premium Class and Duration.

     Premium Class. The Premium Class of the Insured will affect the cost of insurance rates. PLACA currently places Insureds into standard classes and classes with extra ratings, which reflect higher mortality risks. In an otherwise identical Policy, an Insured in the standard class will have a lower cost of insurance than an Insured in a class with extra ratings. The standard Premium Class is divided into three categories: smoker, nonsmoker and preferred. The preferred Premium Class is only available if the Face Amount equals or exceeds $100,000. Nonsmoking insureds will generally incur lower cost of insurance rates than Insureds who are classified as smokers in the same Premium Class. Preferred Insureds will generally incur lower cost of insurance rates than Insureds who are classified as nonsmokers.

     Since the nonsmoker designation is not available for Insureds under Attained Age 21, shortly before an Insured attains age 21, PLACA will notify the Insured about possible classification as a nonsmoker and will send the Insured an Application for Change in Premium Class. If the Insured does not qualify as a nonsmoker or does not return the application, cost of insurance rates will remain as shown in the Policy. However, if the insured returns the application and qualifies as a nonsmoker, the cost of insurance rates will be changed to reflect the nonsmoker classification.

     Monthly Administrative Charges. A Monthly Administrative Charge (presently $7.50) is deducted from the Policy Account Value on the Policy Date and each Policy Processing Day as part of the Monthly Deduction. This charge may be increased, but in no event will it be greater than $12 per month. This charge is intended to reimburse PLACA for ordinary administrative expenses expected to be incurred, including record keeping, processing claims and certain Policy changes, preparing and mailing reports, and overhead costs.

     Additional Benefit Charges. The Monthly Deduction will include charges for any additional benefits added to the Policy. The monthly charges will be specified in the applicable rider.

FACE AMOUNT INCREASE CHARGE

     If the Face Amount is increased, an increase charge will be deducted from the Policy Account Value on the effective date of such increase. This charge, equal to $100 plus $1.00 per $1,000 of Face Amount increase, will be deducted from the accounts based on the allocation schedule for Monthly Deductions in effect at such time. This charge may be increased, but in no event will it be greater than $100 plus $3.00 per $1,000 Face Amount increase. This charge is intended to reimburse PLACA for administrative expenses in connection with the Face Amount increase, including medical exams, review of the application for the increase, underwriting decisions and processing of the application, and changing Policy records and the Policy.

PARTIAL WITHDRAWAL CHARGE

     A charge of $25 will be deducted from the Policy Account Value for each partial withdrawal of Net Cash Surrender Value. This charge is intended to compensate PLACA for the administrative costs in effecting the requested payment and in making all calculations which may be required by reason of the partial withdrawal.

TRANSFER CHARGE

     After twelve transfers have been made in any Policy Year, a transfer charge of $25 will be deducted for each transfer during the remainder of such Policy Year to compensate PLACA for the costs of processing such transfers.

     The transfer charge will be deducted from the amount being transferred. The transfer charge will not apply to transfers resulting from Policy loans, Automatic Asset Rebalancing, Dollar-Cost Averaging, the exercise of special transfer rights and the initial reallocation of account values from the Money Market

Subaccount to other Subaccounts. These transfers will not count against the twelve free transfers in any Policy Year.

MORTALITY AND EXPENSE RISK CHARGE

     A daily charge will be deducted from the value of the net assets of the Separate Account to compensate PLACA for mortality and expense risks assumed in connection with the Policy. This charge will be deducted at an annual rate of 0.65% (or a daily rate of 0.001781%) of the average daily net assets of each Subaccount. This charge may be increased, but in no event will it be greater than an annual rate of 0.90% of the average daily net assets of the Separate Account. The mortality risk assumed by PLACA is that Insureds may live for a shorter time than projected and, therefore, greater death benefits than expected will be paid in relation to the amount of premiums received. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges provided in the Policy.

     If the Mortality and Expense Risk Charge proves insufficient, PLACA will provide for all death benefits and expenses and any loss will be borne by PLACA. Conversely, PLACA will realize a gain from this charge to the extent all money collected from this charge is not needed to provide for benefits and expenses under the Policies.

OTHER CHARGES

     The Subaccounts purchase shares of the Funds at net asset value. The net asset value of those shares reflect management fees and expenses already deducted from the assets of the Funds' Portfolios. The fees and expenses for the Funds and their Portfolios are described briefly in connection with a general description of each Fund. More detailed information is contained in the Funds' Prospectuses which are attached to or accompany this Prospectus.

                             THE GUARANTEED ACCOUNT

     An Owner may allocate some or all of the Net Premiums and transfer some or all of the Policy Account Value to the Guaranteed Account, which is part of PLACA's General Account and pays interest at declared rates guaranteed for each calendar year (subject to a minimum guaranteed interest rate of 4%). The principal, after deductions, is also guaranteed. PLACA's General Account supports its insurance and annuity obligations. The Guaranteed Account has not, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Account nor PLACA's General Account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither PLACA's General Account, the Guaranteed Account, nor any interest therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts which are included in this Prospectus are for prospective Owners' information and have not been reviewed by the SEC. However, such disclosures may be subject to certain general applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The portion of the Policy Account Value allocated to the Guaranteed Account will be credited with rates of interest, as described below. Since the Guaranteed Account is part of PLACA's General Account, PLACA assumes the risk of investment gain or loss on this amount. All assets in the General Account are subject to PLACA's general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

     The Guaranteed Account Value is guaranteed to accumulate at a minimum effective annual interest rate of 4%. PLACA will credit the Guaranteed Account Value with current rates in excess of the minimum guarantee but is not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Since PLACA, in its sole discretion, anticipates changing the current interest rate from time to time, different allocations to and from the Guaranteed Account will be credited with different current interest rates. The interest rate to be credited to each amount allocated or transferred to the Guaranteed Account will apply to the end of the calendar year in which such amount is received or transferred. At the end of the calendar year, PLACA reserves the right to declare a new current interest rate on such amount and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Guaranteed Account on that date). The rate declared on such amount and accrued interest thereon at the end of each calendar year will be guaranteed for the following calendar year. Any interest credited on the amounts in the Guaranteed Account in excess of the minimum guaranteed rate of 4% per year will be determined in the sole discretion of PLACA. The Owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

     Amounts deducted from the Guaranteed Account for partial withdrawals, Policy loans, transfers to the Separate Account, Monthly Deductions or other changes are currently, for the purpose of crediting interest, accounted for on a last in, first out ("LIFO") method.

     PLACA reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 4% per annum or shorten the period for which the interest rate applies to less than a calendar year (except for the year in which such amount is received or transferred).

     Calculation of Guaranteed Account Value. The Guaranteed Account Value at any time is equal to amounts allocated and transferred to it plus interest credited to it, minus amounts deducted, transferred or withdrawn from it.

     Interest will be credited to the Guaranteed Account on each Policy Processing Day as follows: for amounts in the account for the entire Policy Month, from the beginning to the end of the month; for amounts allocated to the account during the prior Policy Month, from the date the Net Premium or loan repayment is allocated to the end of the month; for amounts transferred to the account during the Policy Month, from the date of transfer to the end of the month; and for amounts deducted or withdrawn from the account during the prior Policy Month, from the beginning of the month to the date of deduction or withdrawal.

     Surrenders and partial withdrawals from the Guaranteed Account may be delayed for up to six months. (See "Payment of Policy Benefits.")

TRANSFERS FROM GUARANTEED ACCOUNT

     Within 30 days prior to or following any Policy Anniversary, one transfer is allowed from the Guaranteed Account to any or all of the Subaccounts. The amount transferred from the Guaranteed Account may not exceed 25% of the value of such account if the value of such account exceeds $1,000 or, if less, then the entire Guaranteed Account Value may be transferred on the applicable Policy Anniversary. If the written request for such transfer is received prior to the Policy Anniversary, the transfer will be made as of the Policy Anniversary; if the written request is received after the Policy Anniversary, the transfer will be made as of the date PLACA receives the written request at its Administrative Office.

                            OTHER POLICY PROVISIONS

BENEFIT PAYABLE ON FINAL POLICY DATE

     If the Insured is living on the Final Policy Date (at Insured's Attained Age 100), PLACA will pay the Owner the Policy Account Value less any outstanding Policy loan and accrued interest and any unpaid Monthly Deductions. Insurance coverage under the Policy will then end. Payment will generally be made within seven days of the Final Policy Date.

PAYMENT OF POLICY BENEFITS

     Insurance Proceeds under a Policy will ordinarily be paid to the Beneficiary within seven days after PLACA receives proof of the Insured's death at its Administrative Office and all other requirements are satisfied. Insurance Proceeds will be paid in a single sum unless an alternative settlement option has been selected.

     If Insurance Proceeds are payable in a single sum, interest at the annual rate of 3% or any higher rate declared by PLACA or required by law is paid on the Insurance Proceeds from the date of death until payment is made.

     Any amounts payable as a result of surrender, partial withdrawal, or Policy loan will ordinarily be paid within seven days of receipt of written request at PLACA's Administrative Office in a form satisfactory to PLACA.

     Generally, the amount of a payment from the Separate Account will be determined as of the date of receipt by PLACA of all required documents. However, PLACA may defer the determination or payment of such amounts if the date for determining such amounts falls within any period during which: (1) the disposal or valuation of a Subaccount's assets is not reasonably practicable because the New York Stock Exchange is closed or conditions are such that, under the SEC's rules and regulations, trading is restricted or an emergency is deemed to exist; or (2) the SEC by order permits postponement of such actions for the protection of PLACA policyholders. As to amounts allocated to the Guaranteed Account, PLACA may defer payment of any withdrawal or surrender of Net Cash Surrender Value and the making of a loan for up to six months after PLACA receives a written request at its Administrative Office. PLACA will allow interest, at a rate of 3% a year, on any payment PLACA defers for 30 days or more as described above.

     The Owner may decide the form in which proceeds will be paid. During the Insured's lifetime, the Owner may arrange for the Insurance Proceeds to be paid in a lump sum or under a Settlement Option. These choices are also available upon surrender of the Policy for its Net Cash Surrender Value and for payment of the Policy Account Value on the Final Policy Date. If no election is made, payment will be made in a lump sum. The Beneficiary may also arrange for payment of the Insurance Proceeds in a lump sum or under a Settlement Option. If the Beneficiary is changed, any prior arrangements with respect to the Payment Option will be canceled.

THE POLICY

     The Policy and the application(s) attached thereto are the entire contract. Only statements made in the applications can be used to void the Policy or deny a claim. PLACA assumes that all statements in an application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. PLACA relies on those statements when it issues or changes a Policy. Only the President or a Vice President of PLACA can agree to change or waive any provisions of the Policy and only in writing. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.

OWNERSHIP

     The Owner is the Insured unless a different Owner is named in the application or thereafter changed. While the Insured is living, the Owner is entitled to exercise any of the rights stated in the Policy or otherwise granted by PLACA. If the Insured and Owner are not the same, and the Owner dies before the Insured, these rights will vest in the estate of the Owner, unless otherwise provided.

BENEFICIARY

     The Beneficiary is designated in the application for the Policy, unless thereafter changed by the Owner during the Insured's lifetime by written notice to PLACA. Any Insurance Proceeds for which there is not a designated Beneficiary surviving at the Insured's death are payable in a single sum to the Insured's executors or administrators.

CHANGE OF OWNER OR BENEFICIARY

     As long as the Policy is in force, the Owner or Beneficiary may be changed by written request in a form acceptable to PLACA. If two or more persons are named as Beneficiaries, those surviving the Insured will share the Insurance Proceeds equally, unless otherwise stated. The change will take effect as of the date it is signed, whether or not the Insured is living when the request is received by PLACA. PLACA will not be responsible for any payment made or action taken before it receives the written request. A change in the Policy's ownership may have federal income tax consequences. (See "Tax Treatment of Policy Benefits.")

SPLIT DOLLAR ARRANGEMENTS

     The Owner or Owners may enter into a Split Dollar Arrangement between each other or another person or persons whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., Net Cash Surrender Value or Policy Proceeds) are split between the parties. There are different ways of allocating such rights.

     For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the Net Cash Surrender Value. The employee may designate the Beneficiary to receive any Death Proceeds in excess of the Net Cash Surrender Value. If the employee dies while such an arrangement is in effect, the employer would receive from the Death Proceeds the amount which he would have been entitled to receive upon surrender of the policy and the employee's Beneficiary would receive the balance of the proceeds.

     No transfer of Policy rights pursuant to a Split Dollar Arrangement will be binding on PLACA unless in writing and received by PLACA.

     The parties who elect to enter into a Split Dollar Arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement.

PROTECTION OF PROCEEDS

     Beneficiaries generally may not pledge or otherwise encumber or alienate payments under this Policy before they are due.

ASSIGNMENTS

     The Owner may assign any and all rights under the Policy. No assignment binds PLACA unless in writing and received by PLACA at it's Administrative Office. PLACA assumes no responsibility for determining whether an assignment is valid and the extent of the assignee's interest. All assignments will be subject to any Policy loan. The interest of any Beneficiary or other person will be subordinate to any assignment. A Beneficiary may not commute, encumber, or alienate Policy benefits, and to the extent permitted by applicable law, such benefits are not subject to any legal process for the payment of any claim against the payee. To the extent permitted by applicable laws, no right or benefit under the Policy will be subject to claims of creditors, except as may be provided by assignment.

MISSTATEMENT OF AGE AND SEX

     If the Insured's age or sex has been misstated in the application, the Death Benefit and any benefits provided by riders will be such as the most recent Monthly Deductions would have provided at the correct age and sex. No adjustment will be made to the Policy Account Value.

SUICIDE

     In the event of the Insured's suicide within two years from the Issue Date of the Policy (except where state law requires a shorter period) PLACA's liability is limited to the payment to the Beneficiary of a sum equal to the premiums paid less any Policy loan and accrued interest and any partial withdrawals.

     If the Insured commits suicide within two years (or shorter period required by state law) from the effective date of any Policy change which increases the Death Benefit, the amount which PLACA will pay with respect to the increase will be the Monthly Deductions for the cost of insurance attributable to such increase and the expense charge for the increase.

CONTESTABILITY

     PLACA has the right to contest the validity of a Policy based on material misstatements made in the application for the Policy or a change. However, PLACA will not contest the Policy (or any change) after it (or the change) has been in force during the Insured's lifetime for two years.

SETTLEMENT OPTIONS

     In lieu of a single sum payment on death or surrender, an election may be made to apply the proceeds under any one of the fixed-benefit Settlement Options provided in the Policy. A guaranteed interest rate of 3% per year applies to all Options. Additional interest may be declared each year by PLACA in its sole discretion. The options are briefly described below. Please refer to the Policy for more details.

     Proceeds at Interest Option. Left on deposit to accumulate with PLACA with interest payable at 12, 6, 3, or 1 month intervals, as elected at a rate of at least 3% per year.

     Installments of a Specified Amount Option. Payable in equal installments of the amount elected with PLACA's consent at 12, 6, 3, or 1 month intervals, as elected until proceeds applied under the Option and interest on the unpaid balance at 3% per year and any additional interest are exhausted.

     Installments for a Specified Period Option. Payable in the number of equal monthly installments set forth in the election. Payments may be increased by additional interest which would increase the installments certain. The guaranteed interest rate is 3% per year.

     Life Income Option. Payable in equal monthly installments during the payee's life. Payments will be made either with or without a guaranteed minimum number. If there is to be a minimum number of payments, they will be for either 120 or 240 months or until the proceeds applied under the Option are exhausted, as elected.

     Joint and Survivor Life Income. Payable in equal monthly installments, with a number of installments certain, during the joint lives of the payee and one other person and during the life of the survivor. The minimum number of payments will be for either 120 or 240 months, as elected.

                             SUPPLEMENTARY BENEFITS

     In addition to the ADB rider, the following riders offer other supplementary benefits. Most are subject to various age and underwriting requirements and, unless otherwise indicated, must be purchased when the Policy is issued. The cost of each rider is included in the monthly deduction.

     Disability Waiver Benefit. A Disability Waiver Benefit rider provides that in the event of the Insured's total disability before Attained Age 60 and continuing for at least six months, PLACA will apply a premium payment to the Policy on each Policy Processing Day during the first three Policy Years (the amount of the payment will be based on the Minimum Annual Premium). PLACA will also waive all monthly deductions after the commencement of and during the continuance of such total disability after the first three Policy Years.

     Disability Waiver of Premium Benefit. A Policy may include the Disability Waiver of Premium Benefit rider that provides that, in the event of the Insured's total disability before Attained Age 60 and continuing for at least 180 days, PLACA will apply a premium payment to the Policy on each Policy Processing Day prior to Insured's Attained Age 65 and while the Insured remains totally disabled.

     At the time of application, a monthly benefit amount is selected by the Owner. This amount is generally intended to reflect the amount of the premiums expected to be paid monthly. In the event of Insured's total disability the amount of the premium payment applied on each Policy Processing Day will be the lesser of: (a) the monthly benefit amount; or (b) the monthly average of the premium payments less partial withdrawals for the Policy since its Policy Date. An Owner cannot elect this rider and another disability waiver benefit rider with the same Policy.

     Change of Insured. A Change of Insured rider permits the Owner to change the Insured, subject to certain conditions and evidence of insurability. The Monthly Deduction for the cost of insurance is adjusted to that for the New Insured as of the effective date of the change.

     Children's Term Rider. A Children's Term Insurance rider provides level term insurance on each insured child until the earlier of age 25 of the child or the Policy Anniversary nearest the Insured's 65th birthday. When the term insurance expires on the life of an insured child, it may be converted without evidence of insurability to a whole life policy providing a level face amount of insurance and a level premium. The new policy may be up to five times the amount of the term insurance.

     The rider is issued to provide between $5,000 and $15,000 of term insurance on each insured child. Each insured child under a rider will have the same amount of insurance. This rider must be selected at the time of application for the Policy or an increase in Face Amount.

     Other Insured Convertible Term Life Insurance. An Other Insured Convertible Term Life Insurance rider provides additional term insurance on an insured other than the Insured, on whom the Insured has an insurable interest. This rider will terminate at the earlier of attained age 100 of the Other Insured or at the termination or maturity of the Policy. If the Policy is extended by the Final Policy Date Extension rider, the Convertible Term Life Insurance rider will terminate on the original maturity date.

     Final Policy Date Extension. A Final Policy Date Extension rider extends the Final Policy Date of a Policy 20 years from the original Final Policy Date. It may only be added on or after the anniversary nearest the younger insured's 90th birthday. There is no charge for adding this rider. The death benefit after the original Final Policy Date will be the Policy Account Value. All other riders attached and in effect on the original Final Policy Date will terminate on the original Final Policy Date.

     The tax consequences of (1) adding a Final Policy Date Extension rider to the Policy, and (2) the Policy continuing in force after the Insured's 100th birthday are uncertain. Prospective Owners and Owners considering the addition of a Final Policy Date Extension to a Policy should consult their own legal or other advisers as to such consequences.

                       FEDERAL INCOME TAX CONSIDERATIONS

INTRODUCTION

     The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon PLACA's understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE POLICY

     In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code. The manner in which these requirements are to be applied to certain features of the Policy is not directly addressed by the Code, and there is limited guidance as to how these requirements are to be applied. Nevertheless, PLACA believes that a Policy should satisfy the applicable Code requirements. Because of the absence of pertinent interpretations of the Code, however, there is some uncertainty about the application of these requirements to the Policy, particularly if the Owner pays the full amount of premiums permitted under the Policy. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.

     In certain circumstances, owners of variable life insurance contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility of an Owner to allocate premium payments and the Policy Account Value and the narrow investment objective of certain Portfolios, have not been explicitly addressed in published rulings. While PLACA believes that the Policies do not give Owners investment control over Separate Account assets, PLACA reserves the right to modify the Policies as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Policy.

     In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order for the Policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

     The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

     In General. PLACA believes that the death benefit under a Policy should be excludible from the gross income of the beneficiary.

     Federal, state and local transfer, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or beneficiary. A tax adviser should be consulted on these consequences.

     Generally, the Owner will not be deemed to be in constructive receipt of the Policy Account Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract."

     Modified Endowment Contracts. Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a Modified Endowment Contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums paid during the first seven Policy years or seven years following a material change to the Policy. Certain changes in a Policy after it is issued could also cause it to be classified as a Modified Endowment Contract. A reduction in the Death Benefit at any time below the lowest level of Death Benefit payable during the first seven Policy years could cause the Policy to become a Modified Endowment Contract. A current or prospective Owner should consult with a competent adviser to determine whether a Policy transaction will cause the Policy to be classified as a Modified Endowment Contract.

     Distributions Other Than Death Benefits from Modified Endowment Contracts. Policies classified as Modified Endowment Contracts are subject to the following tax rules:

     - All distributions other than death benefits from a Modified Endowment Contract, including distributions upon surrender and withdrawals, are treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Owner's investment in the Policy only after all gain has been distributed.

     - Loans taken from or secured by a Policy classified as a Modified Endowment Contract are treated as distributions and taxed in same manner as surrenders and withdrawals.

     - A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary or designated beneficiary.

     If a Policy becomes a Modified Endowment Contract, distributions that occur during the contract year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a Policy within two years before it becomes a Modified Endowment Contract will be taxed in this manner. This means that a distribution made from a Policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.

     Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts. Distributions other than death benefits from a Policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the Owner's investment in the Policy and only after the recovery of all investment in the Policy as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

     Loans from or secured by a Policy that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with Policy loans after the later of the Policy's 10th anniversary or Attained Age 65 is less clear and a tax adviser should be consulted about such loans.

     Finally, neither distributions from nor loans from or secured by a Policy that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

     Investment in the Policy. The Owner's investment in the Policy is generally the aggregate premium payments. When a distribution is taken from the Policy, the Owner's investment in the Policy is reduced by the amount of the distribution that is tax-free.

     Policy Loans. In general, interest on a Policy loan will not be deductible. Before taking out a Policy loan, an Owner should consult a tax adviser as to the tax consequences.

     Multiple Policies. All Modified Endowment Contracts that are issued by PLACA (or its affiliates) to the same Owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.

     Accelerated Death Benefit Rider. The Federal income tax consequences associated with the Accelerated Death Benefit rider are uncertain. Owners should consult a qualified tax adviser about the consequences of requesting payment under this rider.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS

     If a Policy is purchased by a pension or profit-sharing plan, or similar deferred compensation arrangement, the Federal, state and estate tax consequences could differ. A competent tax adviser should be consulted in connection with such a purchase.

     The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. PLACA reports this cost (generally referred to as the "P.S. 58" cost) to the participant annually. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the Policy Account Value is not taxable. However, the cash value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA"). You should consult a qualified adviser regarding ERISA.

     Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.

SPECIAL RULES FOR SECTION 403(b) ARRANGEMENTS

     If a Policy is purchased in connection with a section 403(b) tax-sheltered annuity program, the "Special Rules for Pension and Profit-Sharing Plans" discussed above may be applicable. In addition, premiums, distributions and other transactions with respect to the Policy must be administered, in coordination with the section 403(b) annuity, to comply with the requirements of section 403(b) of the tax law. A competent tax adviser should be consulted.

BUSINESS USES OF THE POLICY

     Businesses can use the Policy in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If an Owner is purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, he or she should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

OTHER TAX CONSIDERATIONS

     The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have a generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

PLACA'S TAXES

     Under current Federal income tax law, PLACA is not taxed on the Separate Accounts' operations. Thus, currently PLACA does not deduct charges from the Separate Account for its Federal income taxes. PLACA reserves the right to charge the Separate Account for any future Federal income taxes that it may incur.

     Under current laws in several states, PLACA may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, PLACA may deduct charges for such taxes.

           POLICIES ISSUED IN CONJUNCTION WITH EMPLOYEE BENEFIT PLANS

     Policies may be acquired in conjunction with employee benefit plans ("EBS Policies"), including the funding of qualified pension plans meeting the requirements of Section 401 of the Code. For EBS Policies, the maximum mortality rates used to determine the monthly Cost of Insurance Charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB. Under these Tables, mortality rates are the same for male and female Insureds of a particular Attained Age and Premium Class. (See "Monthly Deductions.") Illustrations reflecting the premiums and charges for EBS Policies will be provided upon request to purchasers of such Policies. There is no provision for misstatement of sex in the EBS Policies. Also, the rates used to determine the amount payable under a particular Settlement Option will be the same for male and female Insureds. (See "Settlement Options.")

              LEGAL DEVELOPMENTS REGARDING UNISEX ACTUARIAL TABLES

     In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In that case, the Court applied its decision only to benefits derived from contributions made on or after August 1, 1983. Subsequent decisions of lower federal courts indicate that in other factual circumstances the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, legislative, regulatory, or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances. The Policies offered by this Prospectus other than Policies issued in states which require "unisex" policies (currently Montana) and EBS Policies, are based upon actuarial tables which distinguish between men and women and, thus, the Policy provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy and in determining whether an EBS Policy is appropriate.

                                 VOTING RIGHTS

     All of the assets held in the Subaccounts of the Separate Account will be invested in shares of corresponding portfolios of the Funds. The Funds do not hold routine annual shareholders' meetings. Shareholders' meetings will be called whenever each Fund believes that it is necessary to vote to elect the Board of Directors of the Fund and to vote upon certain other matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund. PLACA is the legal owner of Fund shares and as such has the right to vote upon any matter that may be voted upon at a shareholders' meeting. However, in accordance with its view of present applicable law, PLACA will vote the shares of the Funds at meetings of the shareholders of the appropriate Fund or Portfolio in accordance with instructions received from Owners. Fund shares held in each Subaccount for which no timely instructions from policyowners are received will be voted by PLACA in the same proportion as those shares in that Subaccount for which instructions are received.

     Each Owner having a voting interest will be sent proxy material and a form for giving voting instructions. Owners may vote, by proxy or in person, only as to the Portfolios that correspond to the Subaccounts in which their Policy values are allocated. The number of shares held in each Subaccount attributable to a Policy for which the Owner may provide voting instructions will be determined by dividing the Policy's value in that account by the net asset value of one share of the corresponding Portfolio as of the record date for the shareholder meeting. Fractional shares will be counted. For each share of a Portfolio for which Owners have no interest, PLACA will cast votes, for or against any matter, in the same proportion as Owners vote.

     If required by state insurance officials, PLACA may disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the investment objectives or policies of one or more of the Portfolios, or to approve or disapprove an investment policy or investment adviser of one or more of the Portfolios. In addition, PLACA may disregard voting instructions in favor of changes initiated by an Owner or the Fund's Board of Directors provided that PLACA's disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purposes, and the effect the change would have on PLACA. If PLACA does disregard voting instructions, it will advise Owners of that action and its reasons for such action in the next semi-annual report to Owners.

                               STANDARD & POOR'S

     "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PLACA and the Market Street Fund, Inc. ("Market Street"). Neither the Policy nor the Equity 500 Index Portfolio is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").

     S&P makes no representation or warranty, express or implied, to the owners of the Policy and the Equity 500 Index Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Policy and the Equity 500 Index Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to PLACA and Market Street is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to PLACA, Market Street, the Policy, or the Equity 500 Index Portfolio. S&P has no obligation to take the needs of PLACA, Market Street, or the owners of the Policy or the Equity 500 Index Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the Equity 500 Index Portfolio or the timing of the issuance or sale of the Policy or the Equity 500 Index Portfolio or in the determination or calculation of the equation by which the Policy or the Equity 500 Index Portfolio are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy or the Equity 500 Index Portfolio.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PLACA, MARKET STREET, OWNERS OF THE POLICY AND THE EQUITY 500 INDEX PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                    CHANGES TO THE SEPARATE ACCOUNT OR FUNDS

CHANGES TO SEPARATE ACCOUNT OPERATIONS

     The voting rights described in this Prospectus are created under applicable Federal securities laws and regulations. If these laws or regulations change to eliminate the necessity to solicit voting instructions from Owners or restrict such voting rights, PLACA reserves the right to proceed in accordance with any such changed laws or regulations.

     PLACA also reserves the right, subject to compliance with applicable law, including approval of Owners, if so required: (1) to transfer assets supporting the Policies from one Subaccount to another or from the Separate Account to another separate account, (2) to create additional separate accounts, (3) to create Subaccounts from, or combine or remove Subaccounts from the Separate Account or other separate accounts, or to combine any two or more Subaccounts,
(4) to operate one or more of the Subaccounts as a management investment company under the 1940 Act, or in any other form permitted by law, (5) to deregister the unit investment trust under the 1940 Act; and (6) to modify the provisions of the Policies to comply with applicable laws.

CHANGES TO AVAILABLE PORTFOLIOS

     It is possible that PLACA may determine that one or more of the Portfolios may become unsuitable for investment by the corresponding Subaccount because of a change in investment policy, or a change in the tax laws, or because the shares or units are no longer available for investment or for any other reasonable cause. In that event, PLACA may seek to substitute the shares of another Portfolio or of a Portfolio of a Fund not currently available under the Policies. If required by law, the approval of the SEC and possibly one or more state insurance departments would be obtained.

     Each of the Funds sells its shares to the Separate Account in accordance with the terms of a participation agreement between it and PLACA. The termination provisions of those agreements vary. Should an agreement between PLACA and a Fund terminate, the Separate Account will not be able to purchase additional shares of that Fund. In that event, Owners would no longer be able to allocate Policy Account Value or Net Premium Payments to Subaccounts investing in Portfolios of that Fund. Additionally, in certain circumstances, it is possible that a Fund may refuse to sell its shares to the Separate Account despite the fact that the participation agreement between the Fund and PLACA has not been terminated. In such an event, PLACA will not be able to honor requests of Owners to allocate their Policy Account Value or Net Premium Payments to Subaccounts investing in shares of Portfolios of that Fund.

TERMINATION OF PARTICIPATION AGREEMENTS

     The participation agreements pursuant to which the Funds sell their shares to Subaccounts of the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

          The Alger American Fund. The Agreement with The Alger American Fund provides for termination: 1) by either party on 60 days written notice to the other; 2) by Alger if the Policies cease to qualify as annuity contracts or life insurance policies under the Code or the Policies are not registered, issued or sold in accordance with applicable laws; 3) by any party in the event of a material irreconcilable conflict; 4) by PLACA in the event that formal proceedings are initiated against Alger or the distributor by the SEC or another regulator; 5) by PLACA in the event the Portfolio or trust fails to meet the diversification requirements; 6) by PLACA if shares are not reasonably available; 7) by PLACA if shares of the Portfolio are not registered, issued or sold in accordance with applicable laws or applicable law precludes the use of such shares; 8) by PLACA if Alger fails to qualify as a regulated investment company under Subchapter M of the Code; or 9) by Alger's principal underwriter if it determines that PLACA has suffered a material adverse change in its business, operation, financial condition or prospects.

          Variable Insurance Products Fund and Variable Insurance Products Fund
     II. The Agreements provide for termination 1) upon six months' advance notice by either party, 2) at PLACA's option if shares of the Fund are not reasonably available to meet requirements of the policies, 3) at PLACA's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, if the Fund ceases to qualify as a regulated investment company under the Code or for a Portfolio of the Fund in the event such Portfolio fails to meet diversification requirements under the Code, 4) at the option of the Fund or its principal underwriter if it determines that PLACA has suffered material adverse changes in its business or financial condition or is subject to material adverse publicity, 5) at the option of PLACA if the Fund has suffered material adverse changes in its business or financial condition or is a subject of material adverse publicity, or 6) at the option of the Fund or its principal underwriter if PLACA decides to make another mutual fund available as a funding vehicle for its policies.

          Neuberger Berman Advisers Management Trust. This Agreement may be terminated by either party on six months' written notice to the other.

          The Strong Opportunity Fund II, Inc. and Strong Variable Insurance Funds, Inc. The Agreement with the Strong Opportunity Fund II, Inc. and Strong Variable Insurance Funds, Inc. provides for termination as to any
     Fund: 1) upon six (6) months' advance notice (after the Agreement has been in force for one year); 2) upon annual renewal of the Agreement with thirty
     (30) days' prior written notice; 3) by the investment adviser (the "Adviser"), Fund or distributors in the event: (a) PLACA has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; or (b) any of the Policies are not registered, issued or sold in accordance with applicable law or such law precludes the use of Fund shares as the underlying investment media of the Policies; 4) by PLACA in the event that:
     (a) any of the Fund shares are not registered, issued or sold in accordance with applicable law or such law precludes the use of such shares as the underlying investment media of the Policies; (b) the Fund ceases to qualify as a regulated investment company under the Code; or (c) a Fund fails to meet diversification requirements; 5) upon thirty (30) days' written notice in the event of a material breach of the Agreement that is not cured during such 30-day period, and (b)(i) upon institution of formal proceedings relating to the legality of the terms and conditions of the Agreement against the Separate Account, PLACA, any designee, the Funds, Adviser or distributors by the NASD, the SEC or any other regulatory body provided that the terminating party has a reasonable belief that the institution of formal proceedings is not without foundation and will have a material adverse impact on the terminating party, (ii) by the non-assigning party upon the assignment of the Agreement in contravention of the terms hereof, or (iii) as is required by law, order or instruction by a court of competent jurisdiction or a regulatory body or self-regulatory organization with jurisdiction over the terminating party.

          Van Eck Worldwide Insurance Trust. The agreement with Van Eck Trust provides for termination 1) by PLACA, Van Eck Trust or Van Eck Trust's Distributor upon six months prior written notice or in the event that formal proceedings are initiated against the other party by the SEC or another regulator, 2) by PLACA or Van Eck Trust in the event that shares of Van Eck Trust subject to the agreement are not registered, offered or sold in conformity with applicable law or such law precludes the use of Trust shares, 3) by PLACA upon reasonable notice if shares of one of the then available Portfolios of Van Eck Trust are not longer available or upon sixty days notice if PLACA should substitute shares of another fund or Fund for those of Van Eck Trust, 4) by PMLIC if a Portfolio fails to meet the diversification and other requirements of the Internal Revenue Code, or PMLIC reasonably believes it may fail to do so, 5) upon assignment of the agreement unless both parties agree to the assignment in writing.

PLACA'S EXECUTIVE OFFICERS AND DIRECTORS

     PLACA is governed by a board of directors. The following table sets forth the name, address, and principal occupation during the past 5 years of each of PLACA's executive officers and directors. Unless otherwise noted, each person's address is Provident Mutual Life Insurance Company, 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312.

                   BOARD OF DIRECTORS AND EXECUTIVE OFFICERS

NAME                    POSITION WITH PLACA          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----                    -------------------          ----------------------------------------
Robert W. Kloss        Director and President    1996 to present -- President and Chief Executive
                                                 Officer of Provident Mutual Life Insurance
                                                 Company; 1994 to 1996 -- President and Chief
                                                 Operating Officer of Provident Mutual Life
                                                 Insurance Company
James G. Potter, Jr    Director, Secretary       1997 to present -- Executive Vice President,
                       and Legal Officer         General Counsel & Secretary of Provident Mutual
                                                 Life Insurance Company; 1989 to 1997 -- Chief
                                                 Legal Officer of Prudential Banks
James D. Kestner       Director                  1994 to present -- Vice President of Provident
                                                 Mutual Life Insurance Company
Sarah C. Lange         Director                  1983 to present -- Senior Vice President and
                                                 Chief Investment Officer of Provident Mutual
                                                 Life Insurance Company
Alan F. Hinkle         Director, Vice            1996 to present -- Executive Vice President and
                       President and Actuary     Chief Actuary of Provident Mutual Life Insurance
                                                 Company; 1974 to 1996 -- Vice President and
                                                 Individual Actuary of Provident Mutual Life
                                                 Insurance Company
Joan C. Tucker*        Director and              1996 to present -- Executive Vice President,
                       Vice President            Corporate Operations at Provident Mutual Life
                                                 Insurance Company; 1996 -- Senior Vice
                                                 President, Insurance Operations of Provident
                                                 Mutual Life Insurance Company; 1993 to
                                                 1996 -- Vice President Individual Insurance
                                                 Operations at Provident Mutual Life Insurance
                                                 Company
Mary Lynn Finelli      Director                  1996 to present -- Executive Vice President and
                                                 Chief Financial Officer of Provident Mutual Life
                                                 Insurance Company; 1986 to 1996 -- Vice
                                                 President and Controller of Provident Mutual
                                                 Life Insurance Company
Mehran Assadi*         Director                  1998 to present -- Executive Vice President and
                                                 Chief Information Officer of Provident Mutual
                                                 Life Insurance Company; 1982 to 1998 -- Vice
                                                 President, Technology and Business Development
                                                 at St. Paul Company
Linda M. Springer      Director                  1996 to present -- Vice President and Controller
                                                 of Provident Mutual Life Insurance Company; 1995
                                                 to 1996 -- Assistant Vice President and Actuary
                                                 of Provident Mutual Life Insurance Company
Stephen L. White       Vice President and        1995 to present -- Vice President and Actuary of
                       Actuary                   Provident Mutual Life Insurance Company
Michael Funck          Financial Reporting       1995 to present -- Manager, Finance and
                       Officer                   Accounting of Provident Mutual Life Insurance
                                                 Company
Rosanne Gatta          Treasurer                 1994 to present -- Vice President and Treasurer
                                                 of Provident Mutual Life Insurance Company

---------------
* The address is 300 Continental Drive, Newark, Delaware 19713

     PLACA holds the Separate Account's assets physically segregated and apart from the general account. PLACA maintains records of all purchases and sale of portfolio shares by each of the Subaccounts. A fidelity bond in the amount of $10 million per occurrence and $20 million in the aggregate covering PLACA's officers and employees has been issued by Reliance Insurance Company.

                            DISTRIBUTION OF POLICIES

     Applications for the Policies are solicited by agents who are licensed by state insurance authorities to sell PLACA's variable life insurance policies, and who are also registered representatives of 1717 Capital Management Company ("1717") or registered representatives of broker/dealers who have Selling Agreements with 1717 or registered representatives of broker/dealers who have Selling Agreements with such broker/dealers. 1717, whose address is Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850, is a registered broker/dealer under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). 1717 was organized under the laws of Pennsylvania on January 22, 1969 and is an indirect wholly-owned subsidiary of PMLIC. 1717 acts as the principal underwriter of the Policies (as well as other variable life policies) pursuant to an Underwriting Agreement to which the Accounts, 1717 and PLACA are parties. 1717 retains no compensation as principal underwriter of the Policies. 1717 is also the principal underwriter of variable annuity contracts issued by PLACA and variable life and annuity contracts issued by PMLIC.

     The insurance underwriting and the determination of a proposed Insured's Premium Class and whether to accept or reject an application for a Policy is done by PLACA. PLACA will refund any premiums paid if a Policy ultimately is not issued or will refund the applicable amount if the Policy is returned under the Free-Look provision.

     Agents are compensated for sales of the Policies on a commission and service fee basis and with other forms of compensation. During the first Policy Year, agent commissions will not be more than 81% of the premiums paid up to a target amount (used only to determine commission payments) and 2% of the premiums paid in excess of that amount. Agent commissions will not be more than 2% of premiums paid for Policy Year 2 through 10 and for years 11 and later, 0% of the premiums paid. However, for each premium received within 10 years following an increase in Face Amount, agent commissions on the premium paid up to the target amount for the increase in each year will be calculated using the commission rates for the corresponding Policy Year. Agents may also receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value, depending upon the circumstances. The annual renewal compensation will be computed on the Policy Anniversary beginning at the end of the second Policy Year. Agents may also receive expense allowances or bonuses. Agents may also receive compensation in the form of non-cash compensation, subject to applicable regulatory requirements. In some circumstances and to the extent permitted by applicable regulatory requirements, 1717 may reimburse certain sales and marketing expenses or pay other forms of special compensation to selling broker-dealers. The agent may be required to return the first year commission less the deferred sales charge imposed if a Policy is not continued through the first Policy Year.

                                 POLICY REPORTS

     At least once each Policy Year a statement will be sent to the Owner describing the status of the Policy, including setting forth the Face Amount, the current Death Benefit, any Policy loans and accrued interest, the current Policy Account Value, the Guaranteed Account Value, the Loan Account Value, the value in each Subaccount, premiums paid since the last report, charges deducted since the last report, any partial withdrawals since the last report, and the current Net Cash Surrender Value. At the present time, PLACA plans to send these Policy Statements on a quarterly basis. In addition, a statement will be sent to an Owner showing the status of the Policy following the transfer of amounts from one Subaccount to another (excluding automatic rebalancing of Policy Account Value), the taking a loan, a repayment of a loan, a partial withdrawal and the payment of any premiums (excluding those paid by bank draft or otherwise under the Automatic Payment Plan). An Owner may request that a similar report be prepared at other times. PLACA may charge a reasonable fee for such requested reports and may limit the scope and frequency of such requested reports.

     An Owner will be sent a semi-annual report containing the financial statements of each Portfolio in which he or she is invested.

                                STATE REGULATION

     PLACA is subject to regulation and supervision by the Insurance Department of the State of Delaware which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Policy form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Policies are sold. PLACA is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

                               LEGAL PROCEEDINGS

     PMLIC and its subsidiaries, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PMLIC and PLACA believe that as of the date of this Prospectus there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account, PLACA or PMLIC.

                                    EXPERTS

     The Financial Statements listed on Page F-1, have been included in this Prospectus, in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.

     Actuarial matters included in the Prospectus have been examined by Scott V. Carney, FSA, MAAA, Vice President and Actuary of PMLIC, as stated in his opinion filed as an exhibit to the Registration Statement.

                                 LEGAL MATTERS

     Sutherland Asbill & Brennan LLP, of Washington, D.C. has provided advice relating to certain aspects of federal securities law applicable to the issue and sale of the Policies. James G. Potter, Jr., General Counsel of PMLIC, has provided advice on certain matters relating to the laws of Delaware regarding the Policies and PLACA's issuance of the Policies.

                                  DEFINITIONS

ADDITIONAL SURRENDER CHARGE...   The separately determined deferred
                                 administrative charge and deferred sales charge deducted from the Policy Account Value upon surrender or lapse of the Policy within 10 years of the effective date of an increase in Face Amount. A pro-rata Additional Surrender
                                 Charge will be deducted for a reduction in Face
                                 Amount within 10 years of the effective date of a Face Amount increase. The Maximum Additional
                                 Surrender Charge will be shown in the Policy
                                 Schedule Pages reflecting the Face Amount increase.

APPLICATION...................   The application the Owner must complete to
                                 purchase a Policy plus all forms required by PLACA or applicable law.

ATTAINED AGE..................   The Issue Age of the Insured plus the number of
                                 full Policy Years since the Policy Date.

BENEFICIARY...................   The person(s) or entity(ies) designated to
                                 receive all or some of the Insurance Proceeds when the Insured dies. The Beneficiary is designated in the application or if subsequently changed, as shown in the latest change filed with PLACA. If no Beneficiary survives and unless otherwise provided, the Insured's estate will be the Beneficiary.

CASH SURRENDER VALUE..........   The Policy Account Value minus any applicable
                                 Surrender Charge or Additional Surrender
                                 Charge.

DEATH BENEFIT.................   Under Option A, the greater of the Face Amount
                                 or a percentage of the Policy Account Value on the date of death; under Option B, the greater of the Face Amount plus the Policy Account
                                 Value on the date of death, or a percentage of the Policy Account Value on the date of death.

DURATION......................   The number of full years the insurance has been
                                 in force -- for the Initial Face Amount, measured from the Policy Date; for any increase in Face Amount, measured from the effective date of such increase.

FACE AMOUNT...................   The Initial Face Amount plus any increases in
                                 Face Amount and minus any decreases in Face
                                 Amount.

FINAL POLICY DATE.............   The Policy Anniversary nearest Insured's
                                 Attained Age 100 at which time the Policy
                                 Account Value, if any, (less any outstanding
                                 Policy loan and accrued interest) will be paid to the Owner if the Insured is living. The
                                 Policy will end on the Final Policy Date.

GRACE PERIOD..................   The 61-day period allowed for payment of a
                                 premium following the date PLACA mails notice of the amount required to keep the Policy in force.

GUIDELINE ANNUAL PREMIUM......   The "guideline annual premium" as defined in
                                 applicable regulations under the 1940 Act. It is approximately equal to the amount of premium that would be required on an annual basis to keep the Policy in force if the Policy had a mandatory fixed premium schedule assuming
                                 (among other things) a 5% net investment return.

INITIAL FACE AMOUNT...........   The Face Amount of the Policy on the Issue
                                 Date. The Face Amount may be increased or decreased after issue.

INSURANCE PROCEEDS............   The net amount to be paid to the Beneficiary
                                 when the Insured dies.

INSURED.......................   The person upon whose life the Policy is
                                 issued.

ISSUE AGE.....................   The age of the Insured at his or her birthday
                                 nearest the Policy Date. The Issue Age is stated in the Policy.

LOAN ACCOUNT..................   The account to which the collateral for the
                                 amount of any Policy loan is transferred from the Subaccounts and/or the Guaranteed Account.

MINIMUM ANNUAL PREMIUM........   The annual amount which is used to determine
                                 the Minimum Guarantee Premium. This amount is stated in each Policy.

MINIMUM FACE AMOUNT...........   The Minimum Face Amount is $50,000 for all
                                 Premium Classes except preferred. For the preferred Premium Class, the Minimum Face
                                 Amount is $100,000.

MINIMUM GUARANTEE PREMIUM.....   The Minimum Annual Premium multiplied by the
                                 number of months since the Policy Date
                                 (including the current month) divided by 12.

MINIMUM INITIAL PREMIUM.......   Equal to the Minimum Annual Premium multiplied
                                 by the following factor for the specified premium mode at issue: Annual -- 1.0;
                                 Semi-annual -- 0.5; Quarterly -- 0.25;
                                 Monthly -- 0.167.

MONTHLY DEDUCTIONS............   The amount deducted from the Policy Account
                                 Value on each Policy Processing Day. It
                                 includes the Monthly Administrative Charge, the Monthly Cost of Insurance Charge, and the monthly cost of any benefits provided by riders.

NET AMOUNT AT RISK............   The amount by which the Death Benefit exceeds
                                 the Policy Account Value.

NET CASH SURRENDER VALUE......   The Cash Surrender Value minus any outstanding
                                 Policy loans and accrued interest.

NET PREMIUMS..................   The remainder of a premium after the deduction
                                 of the Premium Expense Charge.

OWNER.........................   The person(s) or entity(ies) entitled to
                                 exercise the rights granted in the Policy.

PLANNED PERIODIC PREMIUM......   The premium amount which the Owner plans to pay
                                 at the frequency selected. The Owner is
                                 entitled to receive a reminder notice and change the amount of the Planned Periodic
                                 Premium. The Owner is not required to pay the Planned Periodic Premium.

POLICY ACCOUNT VALUE..........   The sum of the Policy's values in the
                                 Subaccounts, the Guaranteed Account, and the Loan Account.

POLICY ANNIVERSARY............   The same day and month as the Policy Date in
                                 each later year.

POLICY DATE...................   The date set forth in the Policy that is used
                                 to determine Policy Years and Policy Processing
                                 Days. The Policy Date is generally
                                 the same as the Issue Date but may be another date mutually agreed upon by PLACA and the proposed Insured.

POLICY ISSUE DATE.............   The date on which the Policy is issued. It is
                                 used to measure suicide and contestable
                                 periods.

POLICY PROCESSING DAY.........   The day in each calendar month which is the
                                 same day of the month as the Policy Date. The first Policy Processing Day is the Policy Date.

POLICY YEAR...................   A year that starts on the Policy Date or on a
                                 Policy Anniversary.

PREMIUM CLASS.................   The classification of the Insured for cost of
                                 insurance purposes. The classes are: standard;
                                 with extra rating, non-smoker, non-smoker with extra rating, and preferred.

PREMIUM EXPENSE CHARGE........   The amount deducted from a premium payment
                                 which consists of the Premium Tax Charge, the Percent of Premium Sales Charge and the Federal
                                 Tax Charge.

SERVICE CENTER................   The Technology and Service Center located at
                                 300 Continental Drive, Newark, Delaware 19713.

SUBACCOUNT....................   A division of the Providentmutual Variable Life
                                 Separate Account. The assets of each Subaccount are invested exclusively in a corresponding mutual fund Portfolio that is part of one of the Funds.

SURRENDER CHARGE..............   The amount deducted from the Policy Account
                                 Value upon lapse or surrender of the Policy during the first 10 Policy Years. A pro-rata
                                 Surrender Charge will be deducted upon a decrease in the Initial Face Amount during the first 10 Policy Years. The Maximum Surrender
                                 Charge is shown in the Policy. The Surrender
                                 Charge is determined separately from the Additional Surrender Charge.

TARGET PREMIUM................   An amount of premium payments, computed
                                 separately for each increment of Face Amount, used to compute Surrender Charges and Additional Surrender Charges.

VALUATION DAY.................   Each day that the New York Stock Exchange is
                                 open for business and any other day on which there is a sufficient degree of trading with respect to a Subaccount's portfolio of securities to materially affect the value of that Subaccount.

VALUATION PERIOD..............   The time between two successive Valuation Days.
                                 Each Valuation Period includes a Valuation Day and any non-Valuation Day or consecutive non-Valuation Days immediately preceding it.

                              FINANCIAL STATEMENTS

                                                              PAGE
                                                              ----
Providentmutual Variable Life Separate Account
     Report of Independent Accountants......................   F-2
     Statements of Assets and Liabilities, December 31,
      1999..................................................   F-3
     Statements of Operations for the Year Ended December
      31, 1999..............................................   F-8
     Statements of Operations for the Year Ended December
      31, 1998..............................................  F-13
     Statements of Operations for the Year Ended December
      31, 1997..............................................  F-18
     Statements of Changes in Net Assets for the Year Ended
      December 31, 1999.....................................  F-22
     Statements of Changes in Net Assets for the Year Ended
      December 31, 1998.....................................  F-27
     Statements of Changes in Net Assets for the Year Ended
      December 31, 1997.....................................  F-32
     Notes to Financial Statements..........................  F-36
Providentmutual Life and Annuity Company of America
     Report of Independent Accountants......................  F-56
     Statements of Financial Condition as of December 31,
      1999 and 1998.........................................  F-57
     Statements of Operations for the Years Ended December
      31, 1999, 1998, and 1997..............................  F-58
     Statements of Equity for the Years Ended December 31,
      1999, 1998, and 1997..................................  F-59
     Statements of Cash Flows for the Years Ended December
      31, 1999, 1998, and 1997..............................  F-60
     Notes to Financial Statements..........................  F-61

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Policyholders and
  Board of Directors of
Providentmutual Life and Annuity Company of America:

In our opinion, the accompanying statements of assets and liabilities of the Providentmutual Variable Life Separate Account (comprising twenty-eight subaccounts, hereafter collectively referred to as the "Separate Account") and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Separate Account at December 31, 1999, the results of its operations and changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the management of the Separate Account; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1999 by correspondence with the transfer agents, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
Philadelphia, Pennsylvania
February 23, 2000

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1999

--------------------------------------------------------------------------------

                                                              MONEY                                AGGRESSIVE
                                                 GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                               SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund, Inc.,
  at market value:
  Growth Portfolio...........................  $3,904,672
  Money Market Portfolio.....................               $7,210,373
  Bond Portfolio.............................                            $1,324,837
  Managed Portfolio..........................                                         $1,164,717
  Aggressive Growth Portfolio................                                                      $2,352,333
  International Portfolio....................                                                                    $3,347,428
Dividends receivable.........................                  31,273
Receivable from Providentmutual Life and
  Annuity Company of America.................                  40,427
                                               ----------   ----------   ----------   ----------   ----------    ----------
NET ASSETS...................................  $3,904,672   $7,282,073   $1,324,837   $1,164,717   $2,352,333    $3,347,428
                                               ==========   ==========   ==========   ==========   ==========    ==========
Held for the benefit of policyholders........  $3,852,944   $7,255,348   $1,290,648   $1,048,734   $2,301,469    $3,299,561
Attributable to Providentmutual Life and
  Annuity Company of America.................     51,728       26,725       34,189      115,983       50,864         47,867
                                               ----------   ----------   ----------   ----------   ----------    ----------
                                               $3,904,672   $7,282,073   $1,324,837   $1,164,717   $2,352,333    $3,347,428
                                               ==========   ==========   ==========   ==========   ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1999

--------------------------------------------------------------------------------

                                                              ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL
                                                               CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE
                                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund, Inc., at market value:
  All Pro Large Cap Growth Portfolio........................   $1,828,788
  All Pro Large Cap Value Portfolio.........................                    $485,162
  All Pro Small Cap Growth Portfolio........................                                   $1,043,448
  All Pro Small Cap Value Portfolio.........................                                                    $573,321
                                                               ----------       --------       ----------       --------
NET ASSETS..................................................   $1,828,788       $485,162       $1,043,448       $573,321
                                                               ==========       ========       ==========       ========
Held for the benefit of policyholders.......................   $1,747,812       $459,906       $  998,896       $553,167
Attributable to Providentmutual Life and Annuity Company of
  America...................................................       80,976         25,256           44,552         20,154
                                                               ----------       --------       ----------       --------
                                                               $1,828,788       $485,162       $1,043,448       $573,321
                                                               ==========       ========       ==========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1999

--------------------------------------------------------------------------------

                                                 FIDELITY                    FIDELITY                  FIDELITY
                                                  EQUITY-      FIDELITY        HIGH       FIDELITY      ASSET       FIDELITY
                                                  INCOME        GROWTH        INCOME      OVERSEAS     MANAGER      INDEX 500
                                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products
  Fund, at market value:
  Equity-Income Portfolio.....................  $12,550,381
  Growth Portfolio............................                $19,190,345
  High Income Portfolio.......................                              $2,443,033
  Overseas Portfolio..........................                                           $6,621,461
Investment in the Variable Insurance Products
  Fund II, at market value:
  Asset Manager Portfolio.....................                                                        $3,357,990
  Index 500 Portfolio.........................                                                                     $21,344,259
Receivable from Providentmutual Life and
  Annuity Company of America..................                                                                          48,000
                                                -----------   -----------   ----------   ----------   ----------   -----------
NET ASSETS....................................  $12,550,381   $19,190,345   $2,443,033   $6,621,461   $3,357,990   $21,392,259
                                                ===========   ===========   ==========   ==========   ==========   ===========
Held for the benefit of policyholders.........  $12,492,543   $19,134,591   $2,401,393   $6,561,904   $3,305,700   $21,350,911
Attributable to Providentmutual Life and
  Annuity Company of America..................       57,838        55,754      41,640       59,557       52,290         41,348
                                                -----------   -----------   ----------   ----------   ----------   -----------
                                                $12,550,381   $19,190,345   $2,443,033   $6,621,461   $3,357,990   $21,392,259
                                                ===========   ===========   ==========   ==========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1999

--------------------------------------------------------------------------------

                                                               FIDELITY                       Neuberger       Neuberger
                                                              INVESTMENT     FIDELITY       BERMAN LIMITED      BERMAN
                                                              GRADE BOND   CONTRAFUND(R)    MATURITY BOND      PARTNERS
                                                              SUBACCOUNT    Subaccount        Subaccount      Subaccount
------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products Fund II, at
  market value:
  Investment Grade Bond Portfolio...........................  $1,766,878
  Contrafund(R) Portfolio...................................                $10,289,770
Investment in the Neuberger Berman Advisers Management
  Trust, at market value:
  Limited Maturity Bond Portfolio...........................                                  $1,091,364
  Partners Portfolio........................................                                                  $2,525,724
                                                              ----------    -----------       ----------      ----------
NET ASSETS..................................................  $1,766,878    $10,289,770       $1,091,364      $2,525,724
                                                              ==========    ===========       ==========      ==========
Held for the benefit of policyholders.......................  $1,731,973    $10,232,384       $1,065,378      $2,427,032
Attributable to Providentmutual Life and Annuity Company of
  America...................................................     34,905          57,386           25,986          98,692
                                                              ----------    -----------       ----------      ----------
                                                              $1,766,878    $10,289,770       $1,091,364      $2,525,724
                                                              ==========    ===========       ==========      ==========

See accompanying notes to financial statement

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1999

--------------------------------------------------------------------------------

                                                                                   VAN ECK
                                                        VAN ECK       VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN
                                                       WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE        SMALL
                                                          BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION
                                                       SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Van Eck Worldwide Insurance Trust,
  at market value:
  Van Eck Worldwide Bond Portfolio...................   $529,057
  Van Eck Worldwide Hard Assets Portfolio............                $577,999
  Van Eck Worldwide Emerging Markets Portfolio.......                             $2,145,910
  Van Eck Worldwide Real Estate Portfolio............                                           $152,847
Investment in the Alger American Fund, at market
  value:
  Alger American Small Capitalization Portfolio......                                                          $5,744,229
                                                        --------     --------     ----------    --------       ----------
NET ASSETS...........................................   $529,057     $577,999     $2,145,910    $152,847       $5,744,229
                                                        ========     ========     ==========    ========       ==========
Held for the benefit of policyholders................   $497,375     $540,198     $2,121,998    $131,766       $5,701,476
Attributable to Providentmutual Life and Annuity
  Company of America.................................     31,682       37,801        23,912       21,081           42,753
                                                        --------     --------     ----------    --------       ----------
                                                        $529,057     $577,999     $2,145,910    $152,847       $5,744,229
                                                        ========     ========     ==========    ========       ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                 MONEY                                AGGRESSIVE
                                                    GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.......................................   $  9,498     $281,219     $ 17,985     $  4,783     $  9,548      $ 23,987
EXPENSES
Mortality and expense risks.....................     21,440       38,521        8,454        5,758       12,145        16,572
                                                   --------     --------     --------     --------     --------      --------
Net investment (loss) income....................    (11,942)     242,698        9,531         (975)      (2,597)        7,415
                                                   --------     --------     --------     --------     --------      --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested..........     55,482                    14,131       32,620      236,787       123,072
Net realized gain (loss) from redemption of
  investment shares.............................     51,110                    (4,307)      12,101       10,420        25,236
                                                   --------     --------     --------     --------     --------      --------
Net realized gain on investments................    106,592                     9,824       44,721      247,207       148,308
                                                   --------     --------     --------     --------     --------      --------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year.............................    197,030                    26,571       38,577      133,217        65,845
  End of year...................................    158,461                   (44,027)     (24,425)     190,731       606,265
                                                   --------     --------     --------     --------     --------      --------
Net unrealized (depreciation) appreciation of
  investments during the year...................    (38,569)                  (70,598)     (63,002)      57,514       540,420
                                                   --------     --------     --------     --------     --------      --------
Net realized and unrealized gains (losses) on
  investments...................................     68,023                   (60,774)     (18,281)     304,721       688,728
                                                   --------     --------     --------     --------     --------      --------
Net increase (decrease) in net assets resulting
  from operations...............................   $ 56,081     $242,698     $(51,243)    $(19,256)    $302,124      $696,143
                                                   ========     ========     ========     ========     ========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                                                 ALL PRO         ALL PRO
                                                              ALL PRO LARGE   ALL PRO LARGE       SMALL           SMALL
                                                               CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE
                                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................    $     54        $  1,599                        $    594
EXPENSES
Mortality and expense risks.................................       6,892           2,211        $  2,993           2,592
                                                                --------        --------        --------        --------
Net investment loss.........................................      (6,838)           (612)         (2,993)         (1,998)
                                                                --------        --------        --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested......................
Net realized gain from redemption of investment shares......      59,937          21,529          96,011           2,248
                                                                --------        --------        --------        --------
Net realized gain on investments............................      59,937          21,529          96,011           2,248
                                                                --------        --------        --------        --------
Net unrealized appreciation (depreciation) of investments:
  Beginning of year.........................................      31,368          21,256          49,117          22,620
  End of year...............................................     224,085          (5,174)        372,314          (5,515)
                                                                --------        --------        --------        --------
Net unrealized appreciation (depreciation) of investments
  during the year...........................................     192,717         (26,430)        323,197         (28,135)
                                                                --------        --------        --------        --------
Net realized and unrealized gains (losses) on investments...     252,654          (4,901)        419,208         (25,887)
                                                                --------        --------        --------        --------
Net increase (decrease) in net assets resulting from
  operations................................................    $245,816        $ (5,513)       $416,215        $(27,885)
                                                                ========        ========        ========        ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                    FIDELITY                  FIDELITY                  FIDELITY
                                                    EQUITY-      FIDELITY       HIGH       FIDELITY      ASSET       FIDELITY
                                                     INCOME       GROWTH       INCOME      OVERSEAS     MANAGER     INDEX 500
                                                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends........................................  $ 148,010    $  20,603    $ 184,305    $  54,422     $ 79,081    $  132,241
EXPENSES
Mortality and expense risks......................     73,008       91,540       14,505       29,448       18,061       106,942
                                                   ----------   ----------   ---------    ----------    --------    ----------
Net investment income (loss).....................     75,002      (70,937)     169,800       24,974       61,020        25,299
                                                   ----------   ----------   ---------    ----------    --------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested...........    327,180    1,295,428        6,890       87,778      100,169        89,735
Net realized gain (loss) from redemption of
  investment shares..............................    244,315      278,673      (27,226)     134,635       21,574       575,621
                                                   ----------   ----------   ---------    ----------    --------    ----------
Net realized gain (loss) on investments..........    571,495    1,574,101      (20,336)     222,413      121,743       665,356
                                                   ----------   ----------   ---------    ----------    --------    ----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year..............................  1,077,750    2,627,782     (159,189)     120,843      174,522     2,218,476
  End of year....................................    997,899    5,885,573     (156,577)   1,733,389      284,627     4,625,801
                                                   ----------   ----------   ---------    ----------    --------    ----------
Net unrealized (depreciation) appreciation of
  investments during the year....................    (79,851)   3,257,791        2,612    1,612,546      110,105     2,407,325
                                                   ----------   ----------   ---------    ----------    --------    ----------
Net realized and unrealized gain (loss) on
  investments....................................    491,644    4,831,892      (17,724)   1,834,959      231,848     3,072,681
                                                   ----------   ----------   ---------    ----------    --------    ----------
Net increase in net assets resulting from
  operations.....................................  $ 566,646    $4,760,955   $ 152,076    $1,859,933    $292,868    $3,097,980
                                                   ==========   ==========   =========    ==========    ========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                               FIDELITY                    NEUBERGER    NEUBERGER      NEUBERGER      NEUBERGER
                                              INVESTMENT     FIDELITY        BERMAN       BERMAN     BERMAN LIMITED     BERMAN
                                              GRADE BOND   CONTRAFUND(R)    BALANCED      GROWTH     MATURITY BOND     PARTNERS
                                              SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................   $ 50,917     $   28,227      $  9,406    $ 107,676       $ 51,545       $  4,019
EXPENSES
Mortality and expense risks.................      9,846         48,329         1,113        4,103          6,265          8,634
                                               --------     ----------      --------    ---------       --------       --------
Net investment income (loss)................     41,071        (20,102)        8,293      103,573         45,280         (4,615)
                                               --------     ----------      --------    ---------       --------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested......     15,974        206,999        13,935                                      6,990
Net realized gain (loss) from redemption of
  investment shares.........................        790        173,375       (16,493)    (112,803)       (17,023)        30,465
                                               --------     ----------      --------    ---------       --------       --------
Net realized gain (loss) on investments.....     16,764        380,374        (2,558)    (112,803)       (17,023)        37,455
                                               --------     ----------      --------    ---------       --------       --------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year.........................     55,564      1,044,526        12,499       32,289          5,385         18,863
  End of year...............................    (26,628)     2,405,959                                   (14,450)       (17,944)
                                               --------     ----------      --------    ---------       --------       --------
Net unrealized (depreciation) appreciation
  of investments during the year............    (82,192)     1,361,433       (12,499)     (32,289)       (19,835)       (36,807)
                                               --------     ----------      --------    ---------       --------       --------
Net realized and unrealized (loss) gain on
  investments...............................    (65,428)     1,741,807       (15,057)    (145,092)       (36,858)           648
                                               --------     ----------      --------    ---------       --------       --------
Net (decrease) increase in net assets
  resulting from operations.................   $(24,357)    $1,721,705      $ (6,764)   $ (41,519)      $  8,422       $ (3,967)
                                               ========     ==========      ========    =========       ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                AMERICAN                                 VAN ECK      VAN ECK
                                               CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE    WORLDWIDE    ALGER AMERICAN
                                                CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING       REAL          SMALL
                                              APPRECIATION      BOND      HARD ASSETS    MARKETS       ESTATE     CAPITALIZATION
                                               SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................                  $ 26,734     $   4,868                  $  1,545
EXPENSES
Mortality and expense risks.................    $  1,619         3,260         2,665    $   8,384          597      $   25,644
                                                --------      --------     ---------    ----------    --------      ----------
Net investment (loss) income................      (1,619)       23,474         2,203       (8,384)         948         (25,644)
                                                --------      --------     ---------    ----------    --------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested......                    11,945                                                 446,274
Net realized gain (loss) from redemption of
  investment shares.........................      11,508        11,290       (29,183)    (146,766)       1,132          61,846
                                                --------      --------     ---------    ----------    --------      ----------
Net realized gain (loss) on investments.....      11,508        23,235       (29,183)    (146,766)       1,132         508,120
                                                --------      --------     ---------    ----------    --------      ----------
Net unrealized (depreciation) appreciation
  of investments:
  Beginning of year.........................     (51,652)       65,524      (137,564)    (424,268)       3,621         164,065
  End of year...............................                   (29,178)      (35,662)     775,273       (7,346)      1,355,653
                                                --------      --------     ---------    ----------    --------      ----------
Net unrealized appreciation (depreciation)
  of investments during the year............      51,652       (94,702)      101,902    1,199,541      (10,967)      1,191,588
                                                --------      --------     ---------    ----------    --------      ----------
Net realized and unrealized gain (loss) on
  investments...............................      63,160       (71,467)       72,719    1,052,775       (9,835)      1,699,708
                                                --------      --------     ---------    ----------    --------      ----------
Net increase (decrease) in net assets
  resulting from operations.................    $ 61,541      $(47,993)    $  74,922    $1,044,391    $ (8,887)     $1,674,064
                                                ========      ========     =========    ==========    ========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                 MONEY                                AGGRESSIVE
                                                    GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.......................................   $ 32,506     $200,082     $51,027      $13,745      $ 10,230      $ 10,981
EXPENSES
Mortality and expense risks.....................     13,985       25,182       6,139        2,618         9,880        11,192
                                                   --------     --------     -------      -------      --------      --------
Net investment income (loss)....................     18,521      174,900      44,888       11,127           350          (211)
                                                   --------     --------     -------      -------      --------      --------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
Realized gain distributions reinvested..........    215,993                       91       17,406        97,659        92,754
Net realized gain from redemption of investment
  shares........................................     25,043                   10,106       16,185        41,538         7,476
                                                   --------     --------     -------      -------      --------      --------
Net realized gain on investments................    241,036                   10,197       33,591       139,197       100,230
                                                   --------     --------     -------      -------      --------      --------
Net unrealized appreciation of investments:
  Beginning of year.............................    172,999                   12,860       29,978       155,190        29,510
  End of year...................................    197,030                   26,571       38,577       133,217        65,845
                                                   --------     --------     -------      -------      --------      --------
Net unrealized appreciation (depreciation) of
  investments during the year...................     24,031                   13,711        8,599       (21,973)       36,335
                                                   --------     --------     -------      -------      --------      --------
Net realized and unrealized gains on
  investments...................................    265,067                   23,908       42,190       117,224       136,565
                                                   --------     --------     -------      -------      --------      --------
Net increase in net assets resulting from
  operations....................................   $283,588     $174,900     $68,796      $53,317      $117,574      $136,354
                                                   ========     ========     =======      =======      ========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                                                 ALL PRO         ALL PRO
                                                              ALL PRO LARGE   ALL PRO LARGE       SMALL           SMALL
                                                               CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE
                                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends
EXPENSES
Mortality and expense risks.................................     $   259         $   304         $   314         $   329
                                                                 -------         -------         -------         -------
Net investment loss.........................................        (259)           (304)           (314)           (329)
                                                                 -------         -------         -------         -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested
Net realized loss from redemption of investment shares......      (1,657)         (6,212)         (9,872)         (9,805)
                                                                 -------         -------         -------         -------
Net realized loss on investments............................      (1,657)         (6,212)         (9,872)         (9,805)
                                                                 -------         -------         -------         -------
Net unrealized appreciation of investments:
  Beginning of year.........................................
  End of year...............................................      31,368          21,256          49,117          22,620
                                                                 -------         -------         -------         -------
Net unrealized appreciation of investments during the
  year......................................................      31,368          21,256          49,117          22,620
                                                                 -------         -------         -------         -------
Net realized and unrealized gains on investments............      29,711          15,044          39,245          12,815
                                                                 -------         -------         -------         -------
Net increase in net assets resulting from operations........     $29,452         $14,740         $38,931         $12,486
                                                                 =======         =======         =======         =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                    FIDELITY                  FIDELITY                  FIDELITY
                                                    EQUITY-      FIDELITY       HIGH       FIDELITY      ASSET       FIDELITY
                                                     INCOME       GROWTH       INCOME      OVERSEAS     MANAGER     INDEX 500
                                                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends........................................   $ 81,811    $  29,841    $  93,141     $ 40,087     $ 42,970    $   63,803
EXPENSES
Mortality and expense risks......................     48,070       51,289       10,379       16,730       10,984        54,109
                                                    --------    ----------   ---------     --------     --------    ----------
Net investment income (loss).....................     33,741      (21,448)      82,762       23,357       31,986         9,694
                                                    --------    ----------   ---------     --------     --------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested...........    291,150      780,585       59,183      118,152      128,911       147,780
Net realized gain from redemption of investment
  shares.........................................     88,248      127,759        3,646       31,224       30,583       418,425
                                                    --------    ----------   ---------     --------     --------    ----------
Net realized gain on investments.................    379,398      908,344       62,829      149,376      159,494       566,205
                                                    --------    ----------   ---------     --------     --------    ----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year..............................    689,708      749,980       92,199       12,760      120,277       762,238
  End of year....................................  1,077,750    2,627,782     (159,189)     120,843      174,522     2,218,476
                                                    --------    ----------   ---------     --------     --------    ----------
Net unrealized appreciation (depreciation) of
  investments during the year....................    388,042    1,877,802     (251,388)     108,083       54,245     1,456,238
                                                    --------    ----------   ---------     --------     --------    ----------
Net realized and unrealized gain (loss) on
  investments....................................    767,440    2,786,146     (188,559)     257,459      213,739     2,022,443
                                                    --------    ----------   ---------     --------     --------    ----------
Net increase (decrease) in net assets resulting
  from operations................................   $801,181    $2,764,698   $(105,797)    $280,816     $245,725    $2,032,137
                                                    ========    ==========   =========     ========     ========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                               FIDELITY                    NEUBERGER    NEUBERGER     NEUBERGER &     NEUBERGER
                                              INVESTMENT     FIDELITY       & BERMAN     & BERMAN    BERMAN LIMITED    & BERMAN
                                              GRADE BOND   CONTRAFUND(R)    BALANCED      GROWTH     MATURITY BOND     PARTNERS
                                              SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................   $34,930      $   15,801      $ 10,205                    $35,042
EXPENSES
Mortality and expense risks.................     5,834          22,599         3,166    $  10,244         4,092        $   241
                                               -------      ----------      --------    ---------       -------        -------
Net investment income (loss)................    29,096          (6,798)        7,039      (10,244)       30,950           (241)
                                               -------      ----------      --------    ---------       -------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested......     4,144         116,250        71,678      353,563
Net realized gain (loss) from redemption of
  investment shares.........................     3,572          53,379        (5,814)     (27,730)          373         (2,190)
                                               -------      ----------      --------    ---------       -------        -------
Net realized gain (loss) on investments.....     7,716         169,629        65,864      325,833           373         (2,190)
                                               -------      ----------      --------    ---------       -------        -------
Net unrealized appreciation of investments:
  Beginning of year.........................    20,012         204,136        34,081      138,020        13,790
  End of year...............................    55,564       1,044,526        12,499       32,289         5,385         18,863
                                               -------      ----------      --------    ---------       -------        -------
Net unrealized appreciation (depreciation)
  of investments during the year............    35,552         840,390       (21,582)    (105,731)       (8,405)        18,863
                                               -------      ----------      --------    ---------       -------        -------
Net realized and unrealized gain (loss) on
  investments...............................    43,268       1,010,019        44,282      220,102        (8,032)        16,673
                                               -------      ----------      --------    ---------       -------        -------
Net increase in net assets resulting from
  operations................................   $72,364      $1,003,221      $ 51,321    $ 209,858       $22,918        $16,432
                                               =======      ==========      ========    =========       =======        =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                AMERICAN                                 VAN ECK
                                               CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN
                                                CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE        SMALL
                                              APPRECIATION      BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION
                                               SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................                  $ 3,318      $   1,970    $   5,912
EXPENSES
Mortality and expense risks.................    $  4,421        3,195          2,120        5,032      $    64        $ 13,957
                                                --------      -------      ---------    ---------      -------        --------
Net investment income (loss)................      (4,421)         123           (150)         880          (64)        (13,957)
                                                --------      -------      ---------    ---------      -------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested......      34,155                      48,391        5,255                      284,477
Net realized gain (loss) from redemption of
  investment shares.........................     (42,850)       7,111        (45,006)     (63,895)      (5,674)         (7,361)
                                                --------      -------      ---------    ---------      -------        --------
Net realized gain (loss) on investments.....      (8,695)       7,111          3,385      (58,640)      (5,674)        277,116
                                                --------      -------      ---------    ---------      -------        --------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year.........................     (36,829)       7,894         (3,949)    (165,992)                      82,155
  End of year...............................     (51,652)      65,524       (137,564)    (424,268)       3,621         164,065
                                                --------      -------      ---------    ---------      -------        --------
Net unrealized appreciation (depreciation)
  of investments during the year............     (14,823)      57,630       (133,615)    (258,276)       3,621          81,910
                                                --------      -------      ---------    ---------      -------        --------
Net realized and unrealized gain (loss) on
  investments...............................     (23,518)      64,741       (130,230)    (316,916)      (2,053)        359,026
                                                --------      -------      ---------    ---------      -------        --------
Net increase (decrease) in net assets
  resulting from operations.................    $(27,939)     $64,864      $(130,380)   $(316,036)     $(2,117)       $345,069
                                                ========      =======      =========    =========      =======        ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                                 MONEY                                AGGRESSIVE
                                                    GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.......................................   $ 17,576     $104,494     $12,984      $ 4,398      $  4,527       $ 3,778
EXPENSES
Mortality and expense risks.....................      6,086       13,586       1,402          898         4,955         5,375
                                                   --------     --------     -------      -------      --------       -------
Net investment income (loss)....................     11,490       90,908      11,582        3,500          (428)       (1,597)
                                                   --------     --------     -------      -------      --------       -------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
Realized gain distributions reinvested..........     64,240                                   637           898        29,576
Net realized gain from redemption of investment
  shares........................................      8,284                    4,094        3,520        28,779         4,619
                                                   --------     --------     -------      -------      --------       -------
Net realized gain on investments................     72,524                    4,094        4,157        29,677        34,195
                                                   --------     --------     -------      -------      --------       -------
Net unrealized appreciation of investments:
  Beginning of year.............................     53,902                    2,198        6,860        42,267        24,229
  End of year...................................    172,999                   12,860       29,978       155,190        29,510
                                                   --------     --------     -------      -------      --------       -------
Net unrealized appreciation of investments
  during the year...............................    119,097                   10,662       23,118       112,923         5,281
                                                   --------     --------     -------      -------      --------       -------
Net realized and unrealized gains on
  investments...................................    191,621                   14,756       27,275       142,600        39,476
                                                   --------     --------     -------      -------      --------       -------
Net increase in net assets resulting
  from operations...............................   $203,111     $ 90,908     $26,338      $30,775      $142,172       $37,879
                                                   ========     ========     =======      =======      ========       =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                    FIDELITY                  FIDELITY                  FIDELITY
                                                    EQUITY-      FIDELITY       HIGH       FIDELITY      ASSET       FIDELITY
                                                     INCOME       GROWTH       INCOME      OVERSEAS     MANAGER     INDEX 500
                                                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends........................................   $ 37,203     $ 16,922     $ 29,332     $ 10,489     $ 27,124     $ 18,761
EXPENSES
Mortality and expense risks......................     23,064       24,779        4,291        7,257        6,126       19,263
                                                    --------     --------     --------     --------     --------     --------
Net investment income (loss).....................     14,139       (7,857)      25,041        3,232       20,998         (502)
                                                    --------     --------     --------     --------     --------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested...........    187,050       75,747        3,625       41,640       68,039       38,068
Net realized gain from redemption of investment
  shares.........................................     56,511       29,405       10,154       24,813        3,869       78,340
                                                    --------     --------     --------     --------     --------     --------
Net realized gain on investments.................    243,561      105,152       13,779       66,453       71,908      116,408
                                                    --------     --------     --------     --------     --------     --------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year..............................    140,032      120,385       17,486       44,125       42,785      130,599
  End of year....................................    689,708      749,980       92,199       12,760      120,277      762,238
                                                    --------     --------     --------     --------     --------     --------
Net unrealized appreciation (depreciation) of
  investments during the year....................    549,676      629,595       74,713      (31,365)      77,492      631,639
                                                    --------     --------     --------     --------     --------     --------
Net realized and unrealized gain on
  investments....................................    793,237      734,747       88,492       35,088      149,400      748,047
                                                    --------     --------     --------     --------     --------     --------
Net increase in net assets
  resulting from operations......................   $807,376     $726,890     $113,533     $ 38,320     $170,398     $747,545
                                                    ========     ========     ========     ========     ========     ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                          FIDELITY                    NEUBERGER    NEUBERGER     NEUBERGER &
                                                         INVESTMENT     FIDELITY       & BERMAN     & BERMAN    BERMAN LIMITED
                                                         GRADE BOND   CONTRAFUND(R)    BALANCED      GROWTH     MATURITY BOND
                                                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..............................................   $10,062       $  2,887       $ 3,239                     $ 3,868
EXPENSES
Mortality and expense risks............................     1,476          7,089         1,484      $  5,067         1,400
                                                          -------       --------       -------      --------       -------
Net investment income (loss)...........................     8,586         (4,202)        1,755        (5,067)        2,468
                                                          -------       --------       -------      --------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested.................                    7,630         8,314        50,230
Net realized gain (loss) from redemption of investment
  shares...............................................     2,284         25,400           618         5,576          (214)
                                                          -------       --------       -------      --------       -------
Net realized gain (loss) on investments................     2,284         33,030         8,932        55,806          (214)
                                                          -------       --------       -------      --------       -------
Net unrealized appreciation of investments:
  Beginning of year....................................     5,863         15,525         1,403        11,488           208
  End of year..........................................    20,012        204,136        34,081       138,020        13,790
                                                          -------       --------       -------      --------       -------
Net unrealized appreciation of investments during the
  year.................................................    14,149        188,611        32,678       126,532        13,582
                                                          -------       --------       -------      --------       -------
Net realized and unrealized gain on investments........    16,433        221,641        41,610       182,338        13,368
                                                          -------       --------       -------      --------       -------
Net increase in net assets resulting from
  operations...........................................   $25,019       $217,439       $43,365      $177,271       $15,836
                                                          =======       ========       =======      ========       =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                           AMERICAN                                 VAN ECK
                                                          CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE    ALGER AMERICAN
                                                           CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING        SMALL
                                                         APPRECIATION      BOND      HARD ASSETS    MARKETS     CAPITALIZATION
                                                          SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..............................................                   $3,474      $  4,182     $     403
EXPENSES
Mortality and expense risks............................    $  3,060        1,180         1,321         2,514       $  5,530
                                                           --------       ------      --------     ---------       --------
Net investment income (loss)...........................      (3,060)       2,294         2,861        (2,111)        (5,530)
                                                           --------       ------      --------     ---------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested.................       9,129                      3,087                       29,556
Net realized gain (loss) from redemption of investment
  shares...............................................     (14,973)         483        12,840        12,776           (646)
                                                           --------       ------      --------     ---------       --------
Net realized gain (loss) on investments................      (5,844)         483        15,927        12,776         28,910
                                                           --------       ------      --------     ---------       --------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year....................................     (33,973)       2,328        12,095         4,779         (4,261)
  End of year..........................................     (36,829)       7,894        (3,949)     (165,992)        82,155
                                                           --------       ------      --------     ---------       --------
Net unrealized appreciation (depreciation) of
  investments during the year..........................      (2,856)       5,566       (16,044)     (170,771)        86,416
                                                           --------       ------      --------     ---------       --------
Net realized and unrealized gain (loss) on
  investments..........................................      (8,700)       6,049          (117)     (157,995)       115,326
                                                           --------       ------      --------     ---------       --------
Net increase (decrease) in net assets resulting from
  operations...........................................    $(11,760)      $8,343      $  2,744     $(160,106)      $109,796
                                                           ========       ======      ========     =========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                            MONEY                                AGGRESSIVE
                                              GROWTH       MARKET         BOND       MANAGED       GROWTH     INTERNATIONAL
                                            SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income..............  $ (11,942)   $   242,698   $   9,531    $    (975)   $  (2,597)    $    7,415
Net realized gain on investments..........    106,592                      9,824       44,721      247,207        148,308
Net unrealized (depreciation) appreciation
  of investments during the year..........    (38,569)                   (70,598)     (63,002)      57,514        540,420
                                            ----------   -----------   ----------   ----------   ----------    ----------
Net increase (decrease) in net assets from
  operations..............................     56,081        242,698     (51,243)     (19,256)     302,124        696,143
                                            ----------   -----------   ----------   ----------   ----------    ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...............  1,074,495     10,836,005     332,588      194,230      412,431        661,165
Cost of insurance and administrative
  charges.................................   (303,622)      (797,781)    (97,177)     (89,639)    (167,274)      (167,001)
Surrenders and forfeitures................   (189,291)       (59,612)    (15,922)      (9,974)     (27,978)       (24,702)
Net (withdrawals) repayments due to policy
  loans...................................    (31,216)         4,739     (15,470)      (8,925)     (33,883)       (12,649)
Transfers between investment portfolios...    470,309     (7,352,211)   (135,405)     449,128       32,008         91,516
Transfers due to death benefits...........                                                          (1,337)        (1,278)
                                            ----------   -----------   ----------   ----------   ----------    ----------
Net increase in net assets derived from
  policy transactions.....................  1,020,675      2,631,140      68,614      534,820      213,967        547,051
                                            ----------   -----------   ----------   ----------   ----------    ----------
Total increase in net assets..............  1,076,756      2,873,838      17,371      515,564      516,091      1,243,194
NET ASSETS
  Beginning of year.......................  2,827,916      4,408,235   1,307,466      649,153    1,836,242      2,104,234
                                            ----------   -----------   ----------   ----------   ----------    ----------
  End of year.............................  $3,904,672   $ 7,282,073   $1,324,837   $1,164,717   $2,352,333    $3,347,428
                                            ==========   ===========   ==========   ==========   ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                                                ALL PRO         ALL PRO
                                                             ALL PRO LARGE   ALL PRO LARGE       SMALL           SMALL
                                                              CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE
                                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss........................................   $   (6,838)      $   (612)      $   (2,993)      $ (1,998)
Net realized gain on investments...........................       59,937         21,529           96,011          2,248
Net unrealized appreciation (depreciation) of investments
  during the year..........................................      192,717        (26,430)         323,197        (28,135)
                                                              ----------       --------       ----------       --------
Net increase (decrease) in net assets from operations......      245,816         (5,513)         416,215        (27,885)
                                                              ----------       --------       ----------       --------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums................................      410,602        235,417          146,222        217,981
Cost of insurance and administrative charges...............     (107,613)       (46,883)         (37,756)       (35,684)
Surrenders and forfeitures.................................      (30,667)        (6,497)          (3,858)          (191)
Net withdrawals due to policy loans........................      (16,290)       (11,460)          (4,008)        (5,077)
Transfers between investment portfolios....................    1,079,015         82,627          249,104        142,715
                                                              ----------       --------       ----------       --------
Net increase in net assets derived from policy
  transactions.............................................    1,335,047        253,204          349,704        319,744
                                                              ----------       --------       ----------       --------
Total increase in net assets...............................    1,580,863        247,691          765,919        291,859
NET ASSETS
  Beginning of year........................................      247,925        237,471          277,529        281,462
                                                              ----------       --------       ----------       --------
  End of year..............................................   $1,828,788       $485,162       $1,043,448       $573,321
                                                              ==========       ========       ==========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                    FIDELITY                    FIDELITY                  FIDELITY
                                                     EQUITY-      FIDELITY        HIGH       FIDELITY      ASSET       FIDELITY
                                                     INCOME        GROWTH        INCOME      OVERSEAS     MANAGER      INDEX 500
                                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....................  $    75,002   $   (70,937)  $ 169,800    $  24,974    $  61,020    $    25,299
Net realized gain (loss) on investments..........      571,495     1,574,101     (20,336)     222,413      121,743        665,356
Net unrealized (depreciation) appreciation of
  investments during the year....................      (79,851)    3,257,791       2,612    1,612,546      110,105      2,407,325
                                                   -----------   -----------   ----------   ----------   ----------   -----------
Net increase in net assets from operations.......      566,646     4,760,955     152,076    1,859,933      292,868      3,097,980
                                                   -----------   -----------   ----------   ----------   ----------   -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums......................    2,929,981     3,422,090     451,275    1,525,307      779,887      6,727,693
Cost of insurance and administrative charges.....     (913,963)   (1,072,275)   (185,657)    (338,270)    (213,071)    (1,698,031)
Surrenders and forfeitures.......................     (249,092)     (370,650)    (29,802)     (66,192)     (40,031)      (426,927)
Net withdrawals due to policy loans..............      (79,425)      (71,729)    (12,437)     (44,838)     (41,805)      (166,653)
Transfers between investment portfolios..........      657,552     1,206,940     219,593      250,238      281,207      1,580,849
Withdrawals due to death benefits................      (10,825)       (4,635)                  (3,418)                    (77,679)
                                                   -----------   -----------   ----------   ----------   ----------   -----------
Net increase in net assets derived from policy
  transactions...................................    2,334,228     3,109,741     442,972    1,322,827      766,187      5,939,252
                                                   -----------   -----------   ----------   ----------   ----------   -----------
Total increase in net assets.....................    2,900,874     7,870,696     595,048    3,182,760    1,059,055      9,037,232
NET ASSETS
  Beginning of year..............................    9,649,507    11,319,649   1,847,985    3,438,701    2,298,935     12,355,027
                                                   -----------   -----------   ----------   ----------   ----------   -----------
  End of year....................................  $12,550,381   $19,190,345   $2,443,033   $6,621,461   $3,357,990   $21,392,259
                                                   ===========   ===========   ==========   ==========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                               FIDELITY                    NEUBERGER     NEUBERGER      NEUBERGER      NEUBERGER
                                              INVESTMENT     FIDELITY        BERMAN       BERMAN      BERMAN LIMITED     BERMAN
                                              GRADE BOND   CONTRAFUND(R)    BALANCED      GROWTH      MATURITY BOND     PARTNERS
                                              SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................  $  41,071     $   (20,102)   $   8,293    $   103,573     $   45,280     $   (4,615)
Net realized gain (loss) on investments.....     16,764         380,374       (2,558)      (112,803)       (17,023)        37,455
Net unrealized (depreciation) appreciation
  of investments during the year............    (82,192)      1,361,433      (12,499)       (32,289)       (19,835)       (36,807)
                                              ----------    -----------    ---------    -----------     ----------     ----------
Net (decrease) increase in net assets from
  operations................................    (24,357)      1,721,705       (6,764)       (41,519)         8,422         (3,967)
                                              ----------    -----------    ---------    -----------     ----------     ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................    408,193       2,629,902       30,596        122,455        359,023        431,555
Cost of insurance and administrative
  charges...................................   (125,447)       (641,252)     (17,818)       (47,317)       (61,450)      (148,466)
Surrenders and forfeitures..................    (78,777)       (232,393)        (743)        (4,937)       (55,990)       (44,451)
Net (withdrawals) repayments due to policy
  loans.....................................    (12,459)        (89,980)         192             48         (6,347)       (10,397)
Transfers between investment portfolios.....    375,555       1,420,233     (576,638)    (2,035,198)       (10,622)     2,058,260
Withdrawals due to death benefits...........                     (5,412)                     (4,020)                       (1,057)
                                              ----------    -----------    ---------    -----------     ----------     ----------
Net increase (decrease) in net assets
  derived from policy transactions..........    567,065       3,081,098     (564,411)    (1,968,969)       224,614      2,285,444
                                              ----------    -----------    ---------    -----------     ----------     ----------
Total increase (decrease) in net assets.....    542,708       4,802,803     (571,175)    (2,010,488)       233,036      2,281,477
NET ASSETS
  Beginning of year.........................  1,224,170       5,486,967      571,175      2,010,488        858,328        244,247
                                              ----------    -----------    ---------    -----------     ----------     ----------
  End of year...............................  $1,766,878    $10,289,770           --             --     $1,091,364     $2,525,724
                                              ==========    ===========    =========    ===========     ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                           AMERICAN                                 VAN ECK
                                          CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN
                                           CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE        SMALL
                                         APPRECIATION      BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION
                                          SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income...........   $  (1,619)    $  23,474     $  2,203     $   (8,384)   $    948       $  (25,644)
Net realized gain (loss) on
  investments..........................      11,508        23,235      (29,183)      (146,766)      1,132          508,120
Net unrealized appreciation
  (depreciation) of investments during
  the year.............................      51,652       (94,702)     101,902      1,199,541     (10,967)       1,191,588
                                          ---------     ---------     --------     ----------    --------       ----------
Net increase (decrease) in net assets
  from operations......................      61,541       (47,993)      74,922      1,044,391      (8,887)       1,674,064
                                          ---------     ---------     --------     ----------    --------       ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums............      52,425        94,818      151,588        402,320      63,311        1,102,941
Cost of insurance and administrative
  charges..............................     (27,936)      (46,560)     (35,575)      (107,952)     (7,593)        (344,012)
Surrenders and forfeitures.............      (9,792)      (20,025)      (2,094)       (14,113)        (17)        (208,635)
Net withdrawals due to policy loans....      (2,760)       (6,828)      (5,013)        (8,664)                     (22,006)
Transfers between investment
  portfolios...........................    (854,349)     (135,667)      73,320        (58,680)     32,608          391,868
Withdrawals due to death benefits......                                                (1,499)                      (3,576)
                                          ---------     ---------     --------     ----------    --------       ----------
Net (decrease) increase in net assets
  derived from policy transactions.....    (842,412)     (114,262)     182,226        211,412      88,309          916,580
                                          ---------     ---------     --------     ----------    --------       ----------
Total (decrease) increase in net
  assets...............................    (780,871)     (162,255)     257,148      1,255,803      79,422        2,590,644
NET ASSETS
  Beginning of year....................     780,871       691,312      320,851        890,107      73,425        3,153,585
                                          ---------     ---------     --------     ----------    --------       ----------
  End of year..........................          --     $ 529,057     $577,999     $2,145,910    $152,847       $5,744,229
                                          =========     =========     ========     ==========    ========       ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                           MONEY                                 AGGRESSIVE
                                             GROWTH        MARKET         BOND       MANAGED       GROWTH     INTERNATIONAL
                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).............  $  18,521    $    174,900   $  44,888     $ 11,127    $     350     $     (211)
Net realized gain on investments.........    241,036                      10,197       33,591      139,197        100,230
Net unrealized appreciation
  (depreciation) of investments during
  the year...............................     24,031                      13,711        8,599      (21,973)        36,335
                                           ----------   ------------   ----------    --------    ----------    ----------
Net increase in net assets from
  operations.............................    283,588         174,900      68,796       53,317      117,574        136,354
                                           ----------   ------------   ----------    --------    ----------    ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums..............    700,982      12,157,013     286,323      145,810      390,883        542,593
Cost of insurance and administrative
  charges................................   (223,112)       (517,784)    (74,547)     (44,806)    (145,982)      (131,026)
Surrenders and forfeitures...............    (20,394)        (78,839)     (5,714)      (1,879)     (26,378)       (19,231)
Net withdrawals due to policy loans......    (51,892)       (268,614)     (4,688)         295      (41,359)        (2,014)
Transfers between investment
  portfolios.............................    517,850     (10,774,581)    447,809      134,941      273,343        242,053
                                           ----------   ------------   ----------    --------    ----------    ----------
Net increase in net assets derived from
  policy transactions....................    923,434         517,195     649,183      234,361      450,507        632,375
                                           ----------   ------------   ----------    --------    ----------    ----------
Total increase in net assets.............  1,207,022         692,095     717,979      287,678      568,081        768,729
NET ASSETS
  Beginning of year......................  1,620,894       3,716,140     589,487      361,475    1,268,161      1,335,505
                                           ----------   ------------   ----------    --------    ----------    ----------
  End of year............................  $2,827,916   $  4,408,235   $1,307,466    $649,153    $1,836,242    $2,104,234
                                           ==========   ============   ==========    ========    ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                                                ALL PRO         ALL PRO
                                                             ALL PRO LARGE   ALL PRO LARGE       SMALL           SMALL
                                                              CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE
                                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss........................................    $   (259)       $   (304)       $   (314)       $   (329)
Net realized loss on investments...........................      (1,657)         (6,212)         (9,872)         (9,805)
Net unrealized appreciation of investments during the
  year.....................................................      31,368          21,256          49,117          22,620
                                                               --------        --------        --------        --------
Net increase in net assets from operations.................      29,452          14,740          38,931          12,486
                                                               --------        --------        --------        --------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums................................      54,913          56,634          38,819          36,602
Cost of insurance and administrative charges...............      (5,966)         (7,965)         (3,250)         (5,225)
Surrenders and forfeitures.................................          (1)             (8)
Transfers between investment portfolios....................     144,527         149,070         178,029         212,599
                                                               --------        --------        --------        --------
Net increase in net assets derived from policy
  transactions.............................................     193,473         197,731         213,598         243,976
                                                               --------        --------        --------        --------
Capital contribution from Providentmutual Life and Annuity
  Company of America.......................................      25,000          25,000          25,000          25,000
                                                               --------        --------        --------        --------
Total increase in net assets...............................     247,925         237,471         277,529         281,462
NET ASSETS
  Beginning of year........................................          --              --              --              --
                                                               --------        --------        --------        --------
  End of year..............................................    $247,925        $237,471        $277,529        $281,462
                                                               ========        ========        ========        ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                    FIDELITY                   FIDELITY                  FIDELITY
                                                    EQUITY-      FIDELITY        HIGH       FIDELITY      ASSET       FIDELITY
                                                     INCOME       GROWTH        INCOME      OVERSEAS     MANAGER      INDEX 500
                                                   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....................  $  33,741    $   (21,448)  $  82,762    $  23,357    $  31,986    $     9,694
Net realized gain on investments.................    379,398        908,344      62,829      149,376      159,494        566,205
Net unrealized appreciation (depreciation) of
  investments during the year....................    388,042      1,877,802    (251,388)     108,083       54,245      1,456,238
                                                   ----------   -----------   ----------   ----------   ----------   -----------
Net increase (decrease) in net assets from
  operations.....................................    801,181      2,764,698    (105,797)     280,816      245,725      2,032,137
                                                   ----------   -----------   ----------   ----------   ----------   -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums......................  2,791,625      2,817,681     644,433      991,712      538,144      4,725,165
Cost of insurance and administrative charges.....   (683,360)      (776,716)   (141,578)    (247,860)    (128,200)    (1,026,576)
Surrenders and forfeitures.......................   (100,189)      (148,661)    (18,862)     (43,350)     (27,852)      (153,976)
Net withdrawals due to policy loans..............    (25,809)       (30,231)    (12,378)     (17,062)      11,088        (35,752)
Transfers between investment portfolios..........  1,325,938      1,223,266     223,803      639,706      404,187      1,912,283
Withdrawals due to death benefits................     (9,104)       (52,787)                  (1,121)      (1,235)        (4,122)
                                                   ----------   -----------   ----------   ----------   ----------   -----------
Net increase in net assets derived from policy
  transactions...................................  3,299,101      3,032,552     695,418    1,322,025      796,132      5,417,022
                                                   ----------   -----------   ----------   ----------   ----------   -----------
Return of capital to Providentmutual Life and
  Annuity Company of America.....................                   (30,000)                                             (30,000)
                                                   ----------   -----------   ----------   ----------   ----------   -----------
Total increase in net assets.....................  4,100,282      5,767,250     589,621    1,602,841    1,041,857      7,419,159
NET ASSETS
  Beginning of year..............................  5,549,225      5,552,399   1,258,364    1,835,860    1,257,078      4,935,868
                                                   ----------   -----------   ----------   ----------   ----------   -----------
  End of year....................................  $9,649,507   $11,319,649   $1,847,985   $3,438,701   $2,298,935   $12,355,027
                                                   ==========   ===========   ==========   ==========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                               FIDELITY                    NEUBERGER    NEUBERGER     NEUBERGER &     NEUBERGER
                                              INVESTMENT     FIDELITY       & BERMAN     & BERMAN    BERMAN LIMITED    & BERMAN
                                              GRADE BOND   CONTRAFUND(R)    BALANCED      GROWTH     MATURITY BOND     PARTNERS
                                              SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................  $  29,096     $   (6,798)     $  7,039    $ (10,244)      $ 30,950       $   (241)
Net realized gain (loss) on investments.....      7,716        169,629        65,864      325,833            373         (2,190)
Net unrealized appreciation (depreciation)
  of investments during the year............     35,552        840,390       (21,582)    (105,731)        (8,405)        18,863
                                              ----------    ----------      --------    ----------      --------       --------
Net increase in net assets from
  operations................................     72,364      1,003,221        51,321      209,858         22,918         16,432
                                              ----------    ----------      --------    ----------      --------       --------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................    310,292      1,737,346       127,973      582,452        224,085        123,418
Cost of insurance and administrative
  charges...................................    (76,939)      (364,105)      (55,932)    (156,359)       (42,136)        (8,687)
Surrenders and forfeitures..................     (8,154)       (53,656)       (8,030)     (19,760)        (1,602)
Net (withdrawals) repayments due to policy
  loans.....................................     (2,779)         3,715       (16,887)     (18,679)        (1,363)          (101)
Transfers between investment portfolios.....    274,632      1,036,789       109,236      230,165        128,083         88,185
Withdrawals due to death benefits...........                    (2,854)                   (34,374)
                                              ----------    ----------      --------    ----------      --------       --------
Net increase in net assets derived from
  policy transactions.......................    497,052      2,357,235       156,360      583,445        307,067        202,815
                                              ----------    ----------      --------    ----------      --------       --------
Capital contribution from Providentmutual
  Life and Annuity Company of America.......                                                                             25,000
                                              ----------    ----------      --------    ----------      --------       --------
Total increase in net assets................    569,416      3,360,456       207,681      793,303        329,985        244,247
NET ASSETS
  Beginning of year.........................    654,754      2,126,511       363,494    1,217,185        528,343             --
                                              ----------    ----------      --------    ----------      --------       --------
  End of year...............................  $1,224,170    $5,486,967      $571,175    $2,010,488      $858,328       $244,247
                                              ==========    ==========      ========    ==========      ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                AMERICAN                                 VAN ECK
                                               CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN
                                                CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE        SMALL
                                              APPRECIATION      BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION
                                               SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................    $ (4,421)     $    123     $    (150)   $     880      $   (64)      $  (13,957)
Net realized gain (loss) on investments.....      (8,695)        7,111         3,385      (58,640)      (5,674)         277,116
Net unrealized appreciation (depreciation)
  of investments during the year............     (14,823)       57,630      (133,615)    (258,276)       3,621           81,910
                                                --------      --------     ---------    ---------      -------       ----------
Net increase (decrease) in net assets from
  operations................................     (27,939)       64,864      (130,380)    (316,036)      (2,117)         345,069
                                                --------      --------     ---------    ---------      -------       ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................     236,573       249,745       134,991      375,034       13,909        1,139,641
Cost of insurance and administrative
  charges...................................     (91,415)      (44,347)      (33,980)     (98,968)      (1,364)        (248,405)
Surrenders and forfeitures..................     (22,461)       (4,079)       (4,253)      (5,110)                      (30,009)
Net withdrawals due to policy loans.........     (10,745)       (1,174)         (969)      (2,809)                      (16,982)
Transfers between investment
  portfolios................................      79,336       141,529        (7,393)     259,476       37,997          531,504
Withdrawals due to death benefits...........                                                                            (29,065)
                                                --------      --------     ---------    ---------      -------       ----------
Net increase in net assets derived from
  policy transactions.......................     191,288       341,674        88,396      527,623       50,542        1,346,684
                                                --------      --------     ---------    ---------      -------       ----------
Capital contribution from Providentmutual
  Life and Annuity Company of America.......                                               10,000       25,000
                                                --------      --------     ---------    ---------      -------       ----------
Total increase in net assets................     163,349       406,538       (41,984)     221,587       73,425        1,691,753
NET ASSETS
  Beginning of year.........................     617,522       284,774       362,835      668,520           --        1,461,832
                                                --------      --------     ---------    ---------      -------       ----------
  End of year...............................    $780,871      $691,312     $ 320,851    $ 890,107      $73,425       $3,153,585
                                                ========      ========     =========    =========      =======       ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                            MONEY                                AGGRESSIVE
                                              GROWTH       MARKET         BOND       MANAGED       GROWTH     INTERNATIONAL
                                            SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)..............  $  11,490    $    90,908    $ 11,582     $  3,500    $    (428)    $   (1,597)
Net realized gain on investments..........     72,524                      4,094        4,157       29,677         34,195
Net unrealized appreciation of investments
  during the year.........................    119,097                     10,662       23,118      112,923          5,281
                                            ----------   -----------    --------     --------    ----------    ----------
Net increase in net assets from
  operations..............................    203,111         90,908      26,338       30,775      142,172         37,879
                                            ----------   -----------    --------     --------    ----------    ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...............    606,490     12,818,390     174,094       62,606      504,056        534,082
Cost of insurance and administrative
  charges.................................   (123,739)      (377,001)    (29,359)     (18,265)    (103,540)       (94,480)
Surrenders and forfeitures................     (8,110)        (2,037)       (655)        (561)      (7,104)        (7,124)
Net withdrawals due to policy loans.......     (1,427)        (2,750)     (2,918)        (647)      (6,952)        (2,905)
Transfers between investment portfolios...    392,712     (9,338,827)    290,953      207,288      267,938        418,275
Withdrawals due to death benefits.........     (2,251)          (880)     (1,330)                   (1,025)          (490)
                                            ----------   -----------    --------     --------    ----------    ----------
Net increase in net assets derived from
  policy transactions.....................    863,675      3,096,895     430,785      250,421      653,373        847,358
                                            ----------   -----------    --------     --------    ----------    ----------
Total increase in net assets..............  1,066,786      3,187,803     457,123      281,196      795,545        885,237
NET ASSETS
  Beginning of year.......................    554,108        528,337     132,364       80,279      472,616        450,268
                                            ----------   -----------    --------     --------    ----------    ----------
  End of year.............................  $1,620,894   $ 3,716,140    $589,487     $361,475    $1,268,161    $1,335,505
                                            ==========   ===========    ========     ========    ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                    FIDELITY                  FIDELITY                  FIDELITY
                                                    EQUITY-      FIDELITY       HIGH       FIDELITY      ASSET       FIDELITY
                                                     INCOME       GROWTH       INCOME      OVERSEAS     MANAGER     INDEX 500
                                                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....................  $  14,139    $  (7,857)   $  25,041    $   3,232    $  20,998    $     (502)
Net realized gain on investments.................    243,561      105,152       13,779       66,453       71,908       116,408
Net unrealized appreciation (depreciation) of
  investments during the year....................    549,676      629,595       74,713      (31,365)      77,492       631,639
                                                   ----------   ----------   ----------   ----------   ----------   ----------
Net increase in net assets from operations.......    807,376      726,890      113,533       38,320      170,398       747,545
                                                   ----------   ----------   ----------   ----------   ----------   ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums......................  1,800,681    2,077,217      315,730      708,468      230,559     2,291,230
Cost of insurance and administrative charges.....   (378,890)    (507,915)     (76,002)    (144,645)     (67,535)     (452,765)
Surrenders and forfeitures.......................    (26,461)     (71,933)      (6,335)      (7,458)      (5,894)      (27,300)
Net withdrawals due to policy loans..............    (29,476)     (25,572)        (465)     (12,515)     (13,101)      (34,119)
Transfers between investment portfolios..........  1,407,893    1,003,643      537,410      688,760      201,574       935,324
Withdrawals due to death benefits................     (3,109)      (3,873)                                              (3,581)
                                                   ----------   ----------   ----------   ----------   ----------   ----------
Net increase in net assets derived from policy
  transactions...................................  2,770,638    2,471,567      770,338    1,232,610      345,603     2,708,789
                                                   ----------   ----------   ----------   ----------   ----------   ----------
Total increase in net assets.....................  3,578,014    3,198,457      883,871    1,270,930      516,001     3,456,334
NET ASSETS
  Beginning of year..............................  1,971,211    2,353,942      374,493      564,930      741,077     1,479,534
                                                   ----------   ----------   ----------   ----------   ----------   ----------
  End of year....................................  $5,549,225   $5,552,399   $1,258,364   $1,835,860   $1,257,078   $4,935,868
                                                   ==========   ==========   ==========   ==========   ==========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                          FIDELITY                     NEUBERGER    NEUBERGER     NEUBERGER &
                                                         INVESTMENT      FIDELITY       & BERMAN     & BERMAN    BERMAN LIMITED
                                                         GRADE BOND    CONTRAFUND(R)    BALANCED      GROWTH     MATURITY BOND
                                                         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...........................   $  8,586      $   (4,202)     $  1,755    $  (5,067)      $  2,468
Net realized gain (loss) on investments................      2,284          33,030         8,932       55,806           (214)
Net unrealized appreciation of investments during the
  year.................................................     14,149         188,611        32,678      126,532         13,582
                                                          --------      ----------      --------    ----------      --------
Net increase in net assets from operations.............     25,019         217,439        43,365      177,271         15,836
                                                          --------      ----------      --------    ----------      --------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums............................    250,638         899,768       108,720      437,297        147,394
Cost of insurance and administrative charges...........    (33,229)       (140,720)      (35,701)    (106,436)       (17,164)
Surrenders and forfeitures.............................     (4,629)         (4,872)       (1,492)      (4,296)          (843)
Net withdrawals due to policy loans....................     (2,142)        (14,814)         (191)        (676)          (580)
Transfers between investment portfolios................    265,581         900,755        83,895      175,334        333,959
Withdrawals due to death benefits......................     (2,005)
                                                          --------      ----------      --------    ----------      --------
Net increase in net assets derived from policy
  transactions.........................................    474,214       1,640,117       155,231      501,223        462,766
                                                          --------      ----------      --------    ----------      --------
Total increase in net assets...........................    499,233       1,857,556       198,596      678,494        478,602
NET ASSETS
  Beginning of year....................................    155,521         268,955       164,898      538,691         49,741
                                                          --------      ----------      --------    ----------      --------
  End of year..........................................   $654,754      $2,126,511      $363,494    $1,217,185      $528,343
                                                          ========      ==========      ========    ==========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                         AMERICAN                                  VAN ECK
                                                        CENTURY VP     VAN ECK       VAN ECK      WORLDWIDE    ALGER AMERICAN
                                                         CAPITAL      WORLDWIDE     WORLDWIDE      EMERGING        SMALL
                                                       APPRECIATION      BOND      HARD ASSETS     MARKETS     CAPITALIZATION
                                                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).........................    $ (3,060)     $  2,294      $  2,861     $  (2,111)     $   (5,530)
Net realized gain (loss) on investments..............      (5,844)          483        15,927        12,776          28,910
Net unrealized appreciation (depreciation) of
  investments during the year........................      (2,856)        5,566       (16,044)     (170,771)         86,416
                                                         --------      --------      --------     ---------      ----------
Net increase (decrease) in net assets from
  operations.........................................     (11,760)        8,343         2,744      (160,106)        109,796
                                                         --------      --------      --------     ---------      ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums..........................     302,126       134,179       131,149       362,026         708,739
Cost of insurance and administrative charges.........     (80,091)      (24,944)      (29,372)      (51,528)       (131,231)
Surrenders and forfeitures...........................      (4,824)         (957)       (2,265)       (1,605)         (3,435)
Net withdrawals due to policy loans..................        (694)       (1,431)         (341)         (528)        (13,587)
Transfers between investment portfolios..............      63,153        71,029       111,374       441,995         424,465
                                                         --------      --------      --------     ---------      ----------
Net increase in net assets derived from policy
  transactions.......................................     279,670       177,876       210,545       750,360         984,951
                                                         --------      --------      --------     ---------      ----------
Total increase in net assets.........................     267,910       186,219       213,289       590,254       1,094,747
NET ASSETS
  Beginning of year..................................     349,612        98,555       149,546        78,266         367,085
                                                         --------      --------      --------     ---------      ----------
  End of year........................................    $617,522      $284,774      $362,835     $ 668,520      $1,461,832
                                                         ========      ========      ========     =========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements

--------------------------------------------------------------------------------
1. ORGANIZATION

     The Providentmutual Variable Life Separate Account (Separate Account) was established by Providentmutual Life and Annuity Company of America ("PLACA") under the provisions of Delaware law and commenced operations on February 1, 1995. PLACA is a wholly-owned subsidiary of Provident Mutual Life Insurance Company. The Separate Account is an investment account to which assets are allocated to support the benefits payable under flexible premium adjustable variable life insurance policies (the Policies).

     The Policies are distributed principally through personal producing general agents and brokers.

     PLACA has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of twenty-five subaccounts: the Growth, Money Market, Bond, Managed, Aggressive Growth, International, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth and All Pro Small Cap Value Subaccounts invest in the corresponding portfolios of the Market Street Fund, Inc.; the Fidelity Equity-Income, Fidelity Growth, Fidelity High Income and Fidelity Overseas Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund; the Fidelity Asset Manager, Fidelity Index 500, Fidelity Investment Grade Bond and Fidelity Contrafund(R) Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund II; Neuberger Berman Limited Maturity Bond and Neuberger Berman Partners Subaccounts invest in the corresponding portfolios of the Neuberger Berman Advisers Management Trust; the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets and Van Eck Worldwide Real Estate Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; and the Alger American Small Capitalization Subaccount invests in the corresponding portfolio of the Alger American Fund.

     At the close of business on April 30, 1999, the Neuberger Berman Growth Subaccount, Neuberger Berman Balanced Subaccount and American Century VP Capital Appreciation Subaccount were terminated and the investments were transferred to the Neuberger Berman Partners Subaccount, the Managed Subaccount and the All Pro Large Cap Growth Subaccount, respectively.

     Net premiums from in-force Policies are allocated to the Subaccounts in accordance with policyholder instructions and are recorded as variable life policy transactions in the statements of changes in net assets. Such amounts are used to provide money to pay benefits under the Policies (Note 4). The Separate Account's assets are the property of PLACA.

     Transfers between investment portfolios include transfers between the Subaccounts and the Guaranteed Account (not shown), which is part of PLACA's General Account.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

  Investment Valuation:

     Investment shares are valued at the net asset values of the respective Portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

  Realized Gains and Losses:

     Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

  Federal Income Taxes:

     The operations of the Separate Account are included in the Federal income tax return of PLACA. Under the provisions of the Policies, PLACA has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax.

  Estimates:

     The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS

     At December 31, 1999, the investments of the respective Subaccounts are as follows:

--------------------------------------------------------------------------------------------------
                                                             SHARES        COST       MARKET VALUE
--------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Portfolio........................................    206,160    $3,746,211     $3,904,672
  Money Market Portfolio..................................  7,210,373    $7,210,373     $7,210,373
  Bond Portfolio..........................................    125,221    $1,368,864     $1,324,837
  Managed Portfolio.......................................     69,370    $1,189,142     $1,164,717
  Aggressive Growth Portfolio.............................    107,070    $2,161,602     $2,352,333
  International Portfolio.................................    200,685    $2,741,163     $3,347,428
  All Pro Large Cap Growth Portfolio......................    123,818    $1,604,703     $1,828,788
  All Pro Large Cap Value Portfolio.......................     48,613      $490,336       $485,162
  All Pro Small Cap Growth Portfolio......................     55,414      $671,134     $1,043,448
  All Pro Small Cap Value Portfolio.......................     75,736      $578,836       $573,321
Variable Insurance Products Fund:
  Equity-Income Portfolio.................................    488,152   $11,552,482    $12,550,381
  Growth Portfolio........................................    349,360   $13,304,772    $19,190,345
  High Income Portfolio...................................    216,006    $2,599,610     $2,443,033
  Overseas Portfolio......................................    241,307    $4,888,072     $6,621,461
Variable Insurance Products Fund II:
  Asset Manager Portfolio.................................    179,860    $3,073,363     $3,357,990
  Index 500 Portfolio.....................................    127,496   $16,718,458    $21,344,259
  Investment Grade Bond Portfolio.........................    145,302    $1,793,506     $1,766,878
  Contrafund(R) Portfolio.................................    352,994    $7,883,811    $10,289,770
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio.........................     82,429    $1,105,814     $1,091,364
  Partners Portfolio......................................    128,601    $2,543,668     $2,525,724
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Portfolio........................     49,491      $558,235       $529,057
  Van Eck Worldwide Hard Assets Portfolio.................     52,737      $613,661       $577,999
  Van Eck Worldwide Emerging Markets Portfolio............    150,485    $1,370,637     $2,145,910
  Van Eck Worldwide Real Estate Portfolio.................     16,705      $160,193       $152,847
Alger American Fund:
  Alger American Small Capitalization Portfolio...........    104,156    $4,388,576     $5,744,229

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

     During the years ended December 31, 1999, 1998 and 1997, transactions in investment shares were as follows:
--------------------------------------------------------------------------------

                                                                           MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                          GROWTH PORTFOLIO                    MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                    1999         1998        1997        1999          1998          1997
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased...............................      73,102       73,135     50,220     8,932,793    10,866,458    11,393,078
Shares received from reinvestment of:
  Dividends....................................         512        1,893      1,003       268,224       197,496        88,801
  Capital gain distributions...................       2,993       13,090      4,035
                                                 ----------   ----------   --------   -----------   -----------   -----------
Total shares acquired..........................      76,607       88,118     55,258     9,201,017    11,063,954    11,481,879
Total shares redeemed..........................     (20,708)     (21,151)    (2,578)   (6,346,192)   (9,925,488)   (8,717,947)
                                                 ----------   ----------   --------   -----------   -----------   -----------
Net increase in shares owned...................      55,899       66,967     52,680     2,854,825     1,138,466     2,763,932
Shares owned, beginning of year................     150,261       83,294     30,614     4,355,548     3,217,082       453,150
                                                 ----------   ----------   --------   -----------   -----------   -----------
Shares owned, end of year......................     206,160      150,261     83,294     7,210,373     4,355,548     3,217,082
                                                 ==========   ==========   ========   ===========   ===========   ===========
Cost of shares acquired........................  $1,459,551   $1,524,498   $986,013   $ 9,201,017   $11,063,954   $11,481,879
                                                 ==========   ==========   ========   ===========   ===========   ===========
Cost of shares redeemed........................  $  344,226   $  341,507   $ 38,324   $ 6,346,192   $ 9,925,488   $ 8,717,947
                                                 ==========   ==========   ========   ===========   ===========   ===========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                              MARKET STREET FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
                                                                   BOND PORTFOLIO                 MANAGED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                             1999       1998       1997       1999       1998       1997
--------------------------------------------------------------------------------------------------------------------------
Shares purchased.........................................    36,328     77,640     50,228     46,775     18,495     16,278
Shares received from reinvestment of:
  Dividends..............................................     1,653      4,610      1,233        286        832        282
  Capital gain distributions.............................     1,299          8                 1,951      1,087         44
                                                           --------   --------   --------   --------   --------   --------
Total shares acquired....................................    39,280     82,258     51,461     49,012     20,414     16,604
Total shares redeemed....................................   (30,589)   (19,415)   (10,179)   (16,359)    (4,885)      (884)
                                                           --------   --------   --------   --------   --------   --------
Net increase in shares owned.............................     8,691     62,843     41,282     32,653     15,529     15,720
Shares owned, beginning of year..........................   116,530     53,687     12,405     36,717     21,188      5,468
                                                           --------   --------   --------   --------   --------   --------
Shares owned, end of year................................   125,221    116,530     53,687     69,370     36,717     21,188
                                                           ========   ========   ========   ========   ========   ========
Cost of shares acquired..................................  $419,905   $908,607   $552,874   $843,762   $346,281   $268,677
                                                           ========   ========   ========   ========   ========   ========
Cost of shares redeemed..................................  $331,936   $204,339   $106,413   $265,196   $ 67,202   $ 10,599
                                                           ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                              MARKET STREET FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
                                                            AGGRESSIVE GROWTH PORTFOLIO        INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                             1999       1998       1997       1999       1998       1997
--------------------------------------------------------------------------------------------------------------------------
Shares purchased.........................................    25,961     31,265     38,091     60,220     56,397     64,862
Shares received from reinvestment of:
  Dividends..............................................       508        508        247      1,831        813        306
  Capital gain distributions.............................    12,602      4,846         49      9,395      7,315      2,397
                                                           --------   --------   --------   --------   --------   --------
Total shares acquired....................................    39,071     36,619     38,387     71,446     64,525     67,565
Total shares redeemed....................................   (15,809)    (9,961)    (6,756)   (22,691)   (10,722)    (3,015)
                                                           --------   --------   --------   --------   --------   --------
Net increase in shares owned.............................    23,262     26,658     31,631     48,755     53,803     64,550
Shares owned, beginning of year..........................    83,808     57,150     25,519    151,930     98,127     33,577
                                                           --------   --------   --------   --------   --------   --------
Shares owned, end of year................................   107,070     83,808     57,150    200,685    151,930     98,127
                                                           ========   ========   ========   ========   ========   ========
Cost of shares acquired..................................  $747,203   $753,159   $796,588   $993,410   $866,730   $916,201
                                                           ========   ========   ========   ========   ========   ========
Cost of shares redeemed..................................  $288,626   $163,105   $113,966   $290,636   $134,336   $ 36,245
                                                           ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                       MARKET STREET FUND, INC.
---------------------------------------------------------------------------------------------------------
                                                                     ALL PRO                ALL PRO
                                                                    LARGE CAP              LARGE CAP
                                                                     GROWTH                  VALUE
                                                                    PORTFOLIO              PORTFOLIO
---------------------------------------------------------------------------------------------------------
                                                                 1999        1998       1999       1998
---------------------------------------------------------------------------------------------------------
Shares purchased............................................     125,649     24,150     41,597     28,950
Shares received from reinvestment of:
  Dividends.................................................           5                   161
  Capital gain distributions................................
                                                              ----------   --------   --------   --------
Total shares acquired.......................................     125,654     24,150     41,758     28,950
Total shares redeemed.......................................     (22,900)    (3,086)   (17,132)    (4,963)
                                                              ----------   --------   --------   --------
Net increase in shares owned................................     102,754     21,064     24,626     23,987
Shares owned, beginning of year.............................      21,064                23,987
                                                              ----------   --------   --------   --------
Shares owned, end of year...................................     123,818     21,064     48,613     23,987
                                                              ==========   ========   ========   ========
Cost of shares acquired.....................................  $1,626,858   $248,497   $424,442   $265,246
                                                              ==========   ========   ========   ========
Cost of shares redeemed.....................................  $  238,712   $ 31,940   $150,321   $ 49,031
                                                              ==========   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                      MARKET STREET FUND, INC.
-------------------------------------------------------------------------------------------------------
                                                                    ALL PRO               ALL PRO
                                                                   SMALL CAP             SMALL CAP
                                                                    GROWTH                 VALUE
                                                                   PORTFOLIO             PORTFOLIO
-------------------------------------------------------------------------------------------------------
                                                                1999       1998       1999       1998
-------------------------------------------------------------------------------------------------------
Shares purchased............................................    47,453     32,753     52,030     43,816
Shares received from reinvestment of:
  Dividends.................................................                              73
  Capital gain distributions................................
                                                              --------   --------   --------   --------
Total shares acquired.......................................    47,453     32,753     52,103     43,816
Total shares redeemed.......................................   (20,358)    (4,434)   (10,483)    (9,700)
                                                              --------   --------   --------   --------
Net increase in shares owned................................    27,095     28,319     41,620     34,116
Shares owned, beginning of year.............................    28,319                34,116
                                                              --------   --------   --------   --------
Shares owned, end of year...................................    55,414     28,319     75,736     34,116
                                                              ========   ========   ========   ========
Cost of shares acquired.....................................  $601,240   $272,699   $396,338   $340,167
                                                              ========   ========   ========   ========
Cost of shares redeemed.....................................  $158,518   $ 44,287   $ 76,344   $ 81,325
                                                              ========   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                       VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                        EQUITY-INCOME PORTFOLIO                    GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                     1999         1998         1997         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased................................     127,157      153,199      135,989       82,042       94,179       76,083
Shares received from reinvestment of:
  Dividends.....................................       6,224        3,495        1,879          495          887          536
  Capital gain distributions....................      13,759       12,437        9,447       31,095       23,197        2,400
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Total shares acquired...........................     147,140      169,131      147,315      113,632      118,263       79,019
Total shares redeemed...........................     (38,591)     (18,079)     (12,497)     (16,548)     (15,647)      (4,951)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Net increase in shares owned....................     108,549      151,052      134,818       97,084      102,616       74,068
Shares owned, beginning of year.................     379,603      228,551       93,733      252,276      149,660       75,592
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Shares owned, end of year.......................     488,152      379,603      228,551      349,360      252,276      149,660
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares acquired.........................  $3,726,855   $4,057,867   $3,254,127   $5,084,590   $4,350,414   $2,711,400
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares redeemed.........................  $  746,130   $  345,627   $  225,789   $  471,685   $  460,966   $  142,538
                                                  ==========   ==========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                        VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------------
                                                          HIGH INCOME PORTFOLIO                  OVERSEAS PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                       1999        1998        1997        1999         1998         1997
----------------------------------------------------------------------------------------------------------------------------
Shares purchased...................................    66,264       69,235     69,137       96,724       81,679       70,577
Shares received from reinvestment of:
  Dividends........................................    17,034        7,523      2,488        2,832        2,130          605
  Capital gain distributions.......................       636        4,781        307        4,567        6,278        2,403
                                                     --------   ----------   --------   ----------   ----------   ----------
Total shares acquired..............................    83,934       81,539     71,932      104,123       90,087       73,585
Total shares redeemed..............................   (28,204)     (13,926)    (9,180)     (34,322)     (14,199)      (7,953)
                                                     --------   ----------   --------   ----------   ----------   ----------
Net increase in shares owned.......................    55,730       67,613     62,752       69,801       75,888       65,632
Shares owned, beginning of year....................   160,276       92,663     29,911      171,506       95,618       29,986
                                                     --------   ----------   --------   ----------   ----------   ----------
Shares owned, end of year..........................   216,006      160,276     92,663      241,307      171,506       95,618
                                                     ========   ==========   ========   ==========   ==========   ==========
Cost of shares acquired............................  $934,435   $1,006,130   $916,751   $2,201,082   $1,741,880   $1,433,652
                                                     ========   ==========   ========   ==========   ==========   ==========
Cost of shares redeemed............................  $341,999   $  165,121   $107,593   $  630,868   $  247,122   $  131,357
                                                     ========   ==========   ========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                       VARIABLE INSURANCE PRODUCTS FUND II
-----------------------------------------------------------------------------------------------------------------------------
                                                         ASSET MANAGER PORTFOLIO                 INDEX 500 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                       1999         1998        1997        1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased..................................      58,391       63,645     23,488       48,111       53,123       28,249
Shares received from reinvestment of:
  Dividends.......................................       4,685        2,657      1,757          944          555          204
  Capital gain distributions......................       5,934        7,972      4,410          641        1,285          414
                                                    ----------   ----------   --------   ----------   ----------   ----------
Total shares acquired.............................      69,010       74,274     29,655       49,696       54,963       28,867
Total shares redeemed.............................     (15,743)     (17,480)    (3,629)      (9,669)     (10,643)      (2,318)
                                                    ----------   ----------   --------   ----------   ----------   ----------
Net increase in shares owned......................      53,267       56,794     26,026       40,027       44,320       26,549
Shares owned, beginning of year...................     126,593       69,799     43,773       87,469       43,149       16,600
                                                    ----------   ----------   --------   ----------   ----------   ----------
Shares owned, end of year.........................     179,860      126,593     69,799      127,496       87,469       43,149
                                                    ==========   ==========   ========   ==========   ==========   ==========
Cost of shares acquired...........................  $1,204,348   $1,257,524   $494,496   $7,454,952   $6,814,303   $2,998,568
                                                    ==========   ==========   ========   ==========   ==========   ==========
Cost of shares redeemed...........................  $  255,398   $  269,912   $ 55,987   $  873,045   $  851,382   $  173,873
                                                    ==========   ==========   ========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                       VARIABLE INSURANCE PRODUCTS FUND II
----------------------------------------------------------------------------------------------------------------------------
                                                             INVESTMENT GRADE                      CONTRAFUND(R)
                                                              BOND PORTFOLIO                         PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                        1999        1998       1997        1999         1998         1997
----------------------------------------------------------------------------------------------------------------------------
Shares purchased...................................      85,128     43,614     43,904      136,907      123,430       95,855
Shares received from reinvestment of:
  Dividends........................................       4,150      2,904        866        1,179          817          175
  Capital gain distributions.......................       1,302        344                   8,647        6,008          464
                                                     ----------   --------   --------   ----------   ----------   ----------
Total shares acquired..............................      90,580     46,862     44,770      146,733      130,255       96,494
Total shares redeemed..............................     (39,735)    (4,535)    (5,346)     (18,247)     (12,392)      (6,090)
                                                     ----------   --------   --------   ----------   ----------   ----------
Net increase in shares owned.......................      50,845     42,327     39,424      128,486      117,863       90,404
Shares owned, beginning of year....................      94,457     52,130     12,706      224,508      106,645       16,241
                                                     ----------   --------   --------   ----------   ----------   ----------
Shares owned, end of year..........................     145,302     94,457     52,130      352,994      224,508      106,645
                                                     ==========   ========   ========   ==========   ==========   ==========
Cost of shares acquired............................  $1,108,475   $586,720   $548,044   $3,738,001   $2,721,969   $1,758,817
                                                     ==========   ========   ========   ==========   ==========   ==========
Cost of shares redeemed............................  $  483,575   $ 52,856   $ 62,960   $  296,631   $  201,903   $   89,872
                                                     ==========   ========   ========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
---------------------------------------------------------------------------------------------------------------------------
                                                              BALANCED PORTFOLIO                  GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                                          1999       1998       1997        1999         1998        1997
---------------------------------------------------------------------------------------------------------------------------
Shares purchased......................................     1,894     19,377     11,617        3,434       29,928     19,122
Shares received from reinvestment of:
  Dividends...........................................       628        673        207
  Capital gain distributions..........................       930      4,722        531        4,649       14,622      1,969
                                                        --------   --------   --------   ----------   ----------   --------
Total shares acquired.................................     3,452     24,772     12,355        8,083       44,550     21,091
Total shares redeemed.................................   (38,408)   (10,237)    (2,292)     (84,556)      (7,932)    (2,132)
                                                        --------   --------   --------   ----------   ----------   --------
Net (decrease) increase in shares owned...............   (34,956)    14,535     10,063      (76,473)      36,618     18,959
Shares owned, beginning of year.......................    34,956     20,421     10,358       76,473       39,855     20,896
                                                        --------   --------   --------   ----------   ----------   --------
Shares owned, end of year.............................        --     34,956     20,421           --       76,473     39,855
                                                        ========   ========   ========   ==========   ==========   ========
Cost of shares acquired...............................  $ 53,427   $390,678   $202,808   $  193,400   $1,104,028   $605,607
                                                        ========   ========   ========   ==========   ==========   ========
Cost of shares redeemed...............................  $612,103   $161,415   $ 36,890   $2,171,599   $  204,994   $ 53,645
                                                        ========   ========   ========   ==========   ==========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
--------------------------------------------------------------------------------------------------------------------
                                                                     LIMITED MATURITY                PARTNERS
                                                                      BOND PORTFOLIO                 PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
                                                                1999       1998       1997        1999        1998
--------------------------------------------------------------------------------------------------------------------
Shares purchased............................................    54,409     30,075     34,180      130,332     13,985
Shares received from reinvestment of:
  Dividends.................................................     3,965      2,621        290          222
  Capital gain distributions................................                                          387
                                                              --------   --------   --------   ----------   --------
Total shares acquired.......................................    58,374     32,696     34,470      130,941     13,985
Total shares redeemed.......................................   (38,053)    (8,006)      (592)     (15,243)    (1,082)
                                                              --------   --------   --------   ----------   --------
Net increase in shares owned................................    20,321     24,690     33,878      115,698     12,903
Shares owned, beginning of year.............................    62,108     37,418      3,540       12,903
                                                              --------   --------   --------   ----------   --------
Shares owned, end of year...................................    82,429     62,108     37,418      128,601     12,903
                                                              ========   ========   ========   ==========   ========
Cost of shares acquired.....................................  $775,612   $447,958   $473,413   $2,587,656   $247,264
                                                              ========   ========   ========   ==========   ========
Cost of shares redeemed.....................................  $522,741   $109,568   $  8,393   $  269,372   $ 21,880
                                                              ========   ========   ========   ==========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                     AMERICAN CENTURY
                                                                VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------------------
                                                                   AMERICAN CENTURY VP
                                                              CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------------------
                                                                1999       1998       1997
--------------------------------------------------------------------------------------------
Shares purchased............................................     4,498     33,759     35,982
Shares received from reinvestment of:
  Dividends.................................................
  Capital gain distributions................................                3,550      1,032
                                                              --------   --------   --------
Total shares acquired.......................................     4,498     37,309     37,014
Total shares redeemed.......................................   (91,069)   (14,532)    (7,362)
                                                              --------   --------   --------
Net (decrease) increase in shares owned.....................   (86,571)    22,777     29,652
Shares owned, beginning of year.............................    86,571     63,794     34,142
                                                              --------   --------   --------
Shares owned, end of year...................................        --     86,571     63,794
                                                              ========   ========   ========
Cost of shares acquired.....................................  $ 40,967   $343,650   $360,144
                                                              ========   ========   ========
Cost of shares redeemed.....................................  $873,490   $165,478   $ 89,378
                                                              ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                          VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------
                                                                 VAN ECK WORLDWIDE                VAN ECK WORLDWIDE
                                                                   BOND PORTFOLIO               HARD ASSETS PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                             1999       1998       1997       1999       1998       1997
--------------------------------------------------------------------------------------------------------------------------
Shares purchased.........................................    12,314     36,665     23,946     22,265     17,397     19,029
Shares received from reinvestment of:
  Dividends..............................................     2,315        302        329        545        154        263
  Capital gain distributions.............................     1,034                                       3,792        194
                                                           --------   --------   --------   --------   --------   --------
Total shares acquired....................................    15,663     36,967     24,275     22,810     21,343     19,486
Total shares redeemed....................................   (22,468)    (6,583)    (7,242)    (4,948)    (9,549)    (5,349)
                                                           --------   --------   --------   --------   --------   --------
Net increase in shares owned.............................    (6,805)    30,384     17,033     17,862     11,794     14,137
Shares owned, beginning of year..........................    56,296     25,912      8,879     34,875     23,081      8,944
                                                           --------   --------   --------   --------   --------   --------
Shares owned, end of year................................    49,491     56,296     25,912     52,737     34,875     23,081
                                                           ========   ========   ========   ========   ========   ========
Cost of shares acquired..................................  $173,521   $419,483   $258,716   $234,961   $243,416   $309,179
                                                           ========   ========   ========   ========   ========   ========
Cost of shares redeemed..................................  $241,074   $ 70,575   $ 78,063   $ 79,715   $151,785   $ 79,846
                                                           ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                         VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
                                                                    VAN ECK WORLDWIDE             VAN ECK WORLDWIDE
                                                                EMERGING MARKETS PORTFOLIO      REAL ESTATE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                                1999       1998       1997        1999         1998
----------------------------------------------------------------------------------------------------------------------
Shares purchased............................................    64,480     75,726     58,300       11,666       11,645
Shares received from reinvestment of:
  Dividends.................................................                  605         30          167
  Capital gain distributions................................                  538
                                                              --------   --------   --------   ----------   ----------
Total shares acquired.......................................    64,480     76,869     58,330       11,833       11,645
Total shares redeemed.......................................   (39,010)   (12,629)    (3,821)      (2,824)      (3,949)
                                                              --------   --------   --------   ----------   ----------
Net increase in shares owned................................    25,470     64,240     54,509        9,009        7,696
Shares owned, beginning of year.............................   125,015     60,775      6,266        7,696
                                                              --------   --------   --------   ----------   ----------
Shares owned, end of year...................................   150,485    125,015     60,775       16,705        7,696
                                                              ========   ========   ========   ==========   ==========
Cost of shares acquired.....................................  $622,693   $649,297   $804,526   $  115,470   $  110,595
                                                              ========   ========   ========   ==========   ==========
Cost of shares redeemed.....................................  $566,431   $169,434   $ 43,501   $   25,081   $   40,791
                                                              ========   ========   ========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                      ALGER AMERICAN FUND
--------------------------------------------------------------------------------------------------
                                                                         ALGER AMERICAN
                                                                 SMALL CAPITALIZATION PORTFOLIO
--------------------------------------------------------------------------------------------------
                                                                 1999         1998         1997
--------------------------------------------------------------------------------------------------
Shares purchased............................................      31,023       37,591       26,913
Shares received from reinvestment of:
  Dividends
  Capital gain distributions................................      11,270        7,022          790
                                                              ----------   ----------   ----------
Total shares acquired.......................................      42,293       44,613       27,703
Total shares redeemed.......................................      (9,858)      (6,305)      (3,263)
                                                              ----------   ----------   ----------
Net increase in shares owned................................      32,435       38,308       24,440
Shares owned, beginning of year.............................      71,721       33,413        8,973
                                                              ----------   ----------   ----------
Shares owned, end of year...................................     104,156       71,721       33,413
                                                              ==========   ==========   ==========
Cost of shares acquired.....................................  $1,781,809   $1,870,715   $1,143,613
                                                              ==========   ==========   ==========
Cost of shares redeemed.....................................  $  382,753   $  260,872   $  135,282
                                                              ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------
4. RELATED PARTY TRANSACTIONS

     PLACA makes certain deductions from premiums before amounts are allocated to each Subaccount selected by the policyholder. The deductions may include (1) state premium taxes, (2) sales charges and (3) Federal tax charges. Premiums adjusted for these deductions are recorded as net premiums in the statement of changes in net assets. See original policy documents for specific charges assessed.

     In addition to the aforementioned charges, a daily charge will be deducted from the Separate Account for mortality and expense risks assumed by PLACA. The charge is deducted at an annual rate of 0.65% -- 0.75% of the average daily net assets of the Separate Account. This charge may be increased on a prospective basis, but in no event will it be greater than 0.90% of the average daily net assets of the Separate Account.

     The Separate Account is also charged monthly by PLACA for the cost of insurance protection. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured's attained age. Additional monthly deductions may be made for (1) administrative charges, (2) minimum death benefit charges, (3) first year policy charges and (4) supplementary charges. See original policy documents for additional monthly charges. These charges are included in the statements of changes in net assets.

     During any given policy year, the first twelve transfers by a policyholder of amounts in the Subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. No transfer fees were incurred during the years ended December 31, 1999, 1998 and 1997.

     The Policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

     If a policy is surrendered or lapses within the first 10-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge are assessed. A deferred sales charge will be imposed if a policy is surrendered or lapses at any time within 10-15 years after the effective date of an increase in face amount. A portion of the deferred sales charge will be deducted if the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges are recorded as administrative charges in the statements of changes in net assets.

                                PROVIDENTMUTUAL
                            LIFE AND ANNUITY COMPANY
                                   OF AMERICA
     (A WHOLLY-OWNED SUBSIDIARY OF PROVIDENT MUTUAL LIFE INSURANCE COMPANY)

                    REPORT ON AUDITS OF FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
Providentmutual Life and Annuity Company of America

     In our opinion, the accompanying statements of financial condition and the related statements of operations, of equity and of cash flows present fairly, in all material respects, the financial position of Providentmutual Life and Annuity Company of America (a wholly-owned stock life insurance subsidiary of Provident Mutual Life Insurance Company), at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
Philadelphia, Pennsylvania
February 7, 2000

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                       STATEMENTS OF FINANCIAL CONDITION
                                 (IN THOUSANDS)

                                                                    DECEMBER 31,
                                                              ------------------------
                                                                 1999          1998
                                                              ----------    ----------
ASSETS
Investments:
  Fixed maturities:
     Available for sale, at market (cost: 1999-$320,293;
      1998-$352,107)........................................  $  304,681    $  359,442
     Held to maturity, at amortized cost (market:
      1999-$41,906; 1998-$57,419)...........................      42,263        54,671
  Equity securities, at market (cost: 1999-$232;
     1998-$1,278)...........................................         400         1,360
  Mortgage loans............................................      58,179        58,907
  Real estate...............................................       1,794           484
  Policy loans and premium notes............................      11,168         8,454
  Other invested assets.....................................       2,041            88
                                                              ----------    ----------
       Total investments....................................     420,526       483,406
                                                              ----------    ----------
Cash and cash equivalents...................................       6,010         5,581
Investment income due and accrued...........................       6,868         7,304
Deferred policy acquisition costs...........................     133,347       104,913
Reinsurance recoverable.....................................       3,515         3,054
Separate account assets.....................................   1,127,941       880,417
Other assets................................................       1,179         1,312
                                                              ----------    ----------
       Total assets.........................................  $1,699,386    $1,485,987
                                                              ==========    ==========
LIABILITIES
Policy liabilities:
  Future policyholder benefits..............................  $  482,673    $  517,625
  Other policy obligations..................................       1,744         1,181
                                                              ----------    ----------
       Total policy liabilities.............................     484,417       518,806
                                                              ----------    ----------
Payable to parent...........................................         917            --
Federal income taxes payable:
  Current...................................................       2,676         6,281
  Deferred..................................................       1,246         2,474
Separate account liabilities................................   1,124,803       877,713
Other liabilities...........................................       5,191         3,447
                                                              ----------    ----------
       Total liabilities....................................   1,619,250     1,408,721
                                                              ----------    ----------
COMMITMENTS AND CONTINGENCIES -- NOTE 10
EQUITY
  Common stock, $10 par value; authorized 500,000 shares;
     issued and outstanding 250,000 shares..................       2,500         2,500
  Contributed capital in excess of par......................      44,165        44,165
  Retained earnings.........................................      37,306        28,346
  Accumulated other comprehensive income:
     Net unrealized (depreciation) appreciation on
      securities............................................      (3,835)        2,255
                                                              ----------    ----------
       Total equity.........................................      80,136        77,266
                                                              ----------    ----------
       Total liabilities and equity.........................  $1,699,386    $1,485,987
                                                              ==========    ==========

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF OPERATIONS
                                 (IN THOUSANDS)

                                                                YEARS ENDED DECEMBER 31,
                                                              -----------------------------
                                                               1999       1998       1997
                                                              -------    -------    -------
REVENUES
Premiums....................................................  $18,031    $13,269    $13,904
Policy and contract charges.................................   29,386     18,239     11,729
Net investment income.......................................   34,876     35,262     32,314
Other income................................................    2,927      2,705      4,815
Net realized (losses) gains on investments..................   (1,887)     2,010         69
                                                              -------    -------    -------
  Total revenues............................................   83,333     71,485     62,831
                                                              -------    -------    -------
BENEFITS AND EXPENSES
Policy and contract benefits................................   13,435     13,884     15,606
Change in future policyholder benefits......................   32,415     24,791     19,254
Commissions and operating expenses..........................   22,736     19,859     15,271
Policyholder dividends......................................    1,090        958        773
                                                              -------    -------    -------
  Total benefits and expenses...............................   69,676     59,492     50,904
                                                              -------    -------    -------
     Income before income taxes.............................   13,657     11,993     11,927
Income tax expense:
  Current...................................................    2,645      3,776      2,470
  Deferred..................................................    2,052        436      1,979
                                                              -------    -------    -------
     Total income tax expense...............................    4,697      4,212      4,449
                                                              -------    -------    -------
       Net Income...........................................  $ 8,960    $ 7,781    $ 7,478
                                                              =======    =======    =======

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                              STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                                 (IN THOUSANDS)

                                                                                      NET
                                                        CONTRIBUTED                UNREALIZED
                                      COMMON              CAPITAL                 APPRECIATION
                                      STOCK    COMMON    IN EXCESS    RETAINED   (DEPRECIATION)    TOTAL
                                      SHARES   STOCK      OF PAR      EARNINGS   ON SECURITIES    EQUITY
                                      ------   ------   -----------   --------   --------------   -------
Balance at January 1, 1997..........  2,500    $2,500     $37,665     $13,087       $   897       $54,149
                                                                                                  -------
  Comprehensive income
     Net income.....................     --       --           --       7,478            --         7,478
     Other comprehensive income, net
       of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities................     --       --           --          --         1,962         1,962
                                                                                                  -------
  Total comprehensive income........                                                                9,440
  Capital contribution from
     parent.........................     --       --        6,500          --            --         6,500
                                      -----    ------     -------     -------       -------       -------
Balance at December 31, 1997........  2,500    2,500       44,165      20,565         2,859        70,089
                                                                                                  -------
  Comprehensive income
     Net income.....................     --       --           --       7,781            --         7,781
     Other comprehensive income, net
       of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities................     --       --           --          --          (604)         (604)
                                                                                                  -------
  Total comprehensive income........                                                                7,177
                                      -----    ------     -------     -------       -------       -------
Balance at December 31, 1998........  2,500    2,500       44,165      28,346         2,255        77,266
                                                                                                  -------
  Comprehensive income
     Net income.....................     --       --           --       8,960            --         8,960
     Other comprehensive income, net
       of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities................     --       --           --          --        (6,090)       (6,090)
                                                                                                  -------
  Total comprehensive income........                                                                2,870
                                      -----    ------     -------     -------       -------       -------
Balance at December 31, 1999........  2,500    $2,500     $44,165     $37,306       $(3,835)      $80,136
                                      =====    ======     =======     =======       =======       =======

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                                  YEARS ENDED DECEMBER 31,
                                                              ---------------------------------
                                                                1999        1998        1997
                                                              ---------   ---------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $   8,960   $   7,781   $   7,478
Adjustments to reconcile net income to net cash provided by
  (used in) operating activities:
  Interest credited to variable universal life and
    investment products.....................................     24,461      21,927      15,076
  Amortization of deferred policy acquisition costs.........     16,426      14,804       9,445
  Capitalization of deferred policy acquisition costs.......    (31,369)    (35,985)    (31,404)
  Deferred Federal income taxes.............................      2,052         436       1,979
  Depreciation, amortization and accretion..................       (371)        372         625
  Net realized losses (gains) on investments................      1,887      (2,010)        (69)
  Change in investment income due and accrued...............        436        (258)       (437)
  Change in reinsurance recoverable.........................       (461)     71,620       5,672
  Change in policy liabilities..............................       (894)    (77,582)    (12,255)
  Change in other liabilities...............................      1,744      (3,444)      3,250
  Change in current Federal income taxes payable............     (3,605)      2,353        (809)
  Other, net................................................        294      (2,236)     (2,676)
                                                              ---------   ---------   ---------
    Net cash provided by (used in) operating activities.....     19,560      (2,222)     (4,125)
                                                              ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of investments:
  Available for sale securities.............................     27,345      21,681      21,382
  Equity securities.........................................        652         370         100
  Real estate...............................................         --       5,324         772
  Other invested assets.....................................        566         248         333
Proceeds from maturities of investments:
  Held to maturity securities...............................     13,801      10,128      19,184
  Available for sale securities.............................     58,546      56,894      28,439
  Mortgage loans............................................      8,631       4,436       2,599
Purchases of investments:
  Held to maturity securities...............................     (1,080)     (2,000)     (2,029)
  Available for sale securities.............................    (55,525)   (119,639)    (72,520)
  Equity securities.........................................         --        (207)       (609)
  Mortgage loans............................................     (8,825)    (17,166)     (7,179)
  Real estate...............................................        (65)       (195)        (99)
  Other invested assets.....................................     (2,507)         --        (302)
Contributions of separate account seed money................         --        (330)         --
Withdrawals of separate account seed money..................         --         265          --
Policy loans and premium notes, net.........................     (2,714)     (1,729)       (373)
                                                              ---------   ---------   ---------
    Net cash provided by (used in) investing activities.....     38,825     (41,920)    (10,302)
                                                              ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Variable universal life and investment product deposits.....    212,196     302,071     232,307
Variable universal life and investment product
  withdrawals...............................................   (270,152)   (252,348)   (228,871)
Capital contribution from parent............................         --          --       6,500
                                                              ---------   ---------   ---------
    Net cash (used in) provided by financing activities.....    (57,956)     49,723       9,936
                                                              ---------   ---------   ---------
    Net change in cash and cash equivalents.................        429       5,581      (4,491)
Cash and cash equivalents, beginning of year................      5,581          --       4,491
                                                              ---------   ---------   ---------
Cash and cash equivalents, end of year......................  $   6,010   $   5,581   $      --
                                                              =========   =========   =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for income taxes..................  $   6,246   $   1,434   $   3,280
                                                              =========   =========   =========
Foreclosure of mortgage loans...............................  $   1,245   $     500   $      --
                                                              =========   =========   =========

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     Providentmutual Life and Annuity Company of America (the Company) is a stock life insurance company and a wholly-owned subsidiary of Provident Mutual Life Insurance Company (Provident Mutual).

     On October 13, 1998, the Board of Directors of Provident Mutual unanimously approved and adopted a Plan of Conversion (Plan) to reorganize Provident Mutual Life Insurance Company, utilizing a mutual holding company structure.

     The Insurance Department of the Commonwealth of Pennsylvania reviewed the Plan and rendered its Decision and Order approving the Plan, subject to certain conditions, on November 6, 1998.

     A Special Meeting of policyholders to consider and vote upon the Plan was held on February 9, 1999. Approximately 90% of the voting policyholders approved the Plan.

     Subsequent to the Special Meeting, a group of dissident policyholders filed a lawsuit to block the Plan. On February 11, 1999, a Philadelphia Common Pleas Court judge issued an order granting a preliminary injunction blocking the Plan until the Court conducted a hearing. Provident Mutual continued to provide information to the Court at hearings held on March 16, 1999 and June 22, 1999. On September 16, 1999, the judge issued a permanent injunction blocking the Plan until certain additional disclosures were made.

     On October 29, 1999, Provident Mutual announced that it was abandoning the Plan due to practical barriers to completing all of the required steps before the December 31, 1999 deadline mandated in the Pennsylvania Insurance Department's order approving the Plan.

     The Company sells life and annuity products principally through a personal producing general agency (PPGA) and a brokerage sales force. The Company is licensed to operate in 49 states and the District of Columbia, each of which has regulatory oversight. Sales in 16 states accounted for 78% of the Company's sales for the year ended December 31, 1999. For many of the life and annuity products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, selected benefit elements and policy provisions are determined by statutes and regulations in each of these states.

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States (GAAP). Certain prior year amounts have been reclassified to conform to the current year presentation, including short-term investments reclassified as cash and cash equivalents.

     The Company prepares financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the deferral and subsequent amortization of policy acquisition costs, the valuation of policy reserves, the accounting for deferred taxes, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of investment valuation allowances.

     Amounts disclosed in the footnotes are denoted in thousands of dollars.

     Statutory net income was $886, $1,702 and $1,792 for the years ended December 31, 1999, 1998 and 1997, respectively. Statutory surplus was $44,161 and $44,730 as of December 31, 1999 and 1998, respectively.

     The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts of revenues and expenses. Actual results could differ from those estimates.

     The Company is subject to interest rate risk to the extent its investment portfolio cash flows are not matched to its insurance liabilities. Management believes it manages this risk through modeling of the cash flows under reasonable scenarios.

INVESTED ASSETS

     Fixed maturity securities (bonds) which may be sold are designated as "available for sale" and are reported at market value. Unrealized appreciation/depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs. Fixed maturity securities that the Company has the intent and ability to hold to maturity are designated as "held to maturity" and are reported at amortized cost.

     Equity securities (common and preferred stocks) are reported at market value. Unrealized appreciation/depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs.

     Fixed maturity and equity securities that have experienced an other than temporary decline in value are written down to fair value by a charge to realized losses. This fair value becomes the new cost basis of the particular security.

     Mortgage loans are carried at unpaid principal balances, less impairment reserves. For mortgage loans considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans are considered impaired when it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Upon impairment, a reserve is established for the difference between the unpaid principal of the mortgage loan and its fair value. Fair value is based on either the present value of expected future cash flows discounted at the mortgage loan's effective interest rate or the fair value of the underlying collateral. Changes in the reserve are credited (charged) to operations. Reserves totaled $740 and $1,064 at December 31, 1999 and 1998, respectively.

     Policy loans are reported at unpaid principal balances.

     Foreclosed real estate is carried at lower of cost or fair value and is held for sale.

     Other invested assets consist of limited partnerships carried at the lower of cost or market value.

     Cash and cash equivalents include cash and all highly liquid investments with a maturity of three months or less when purchased, reduced by the amount of outstanding checks.

     It is the Company's policy to use derivatives (exchange-traded or over-the-counter financial instruments whose value is based upon or derived from a specific underlying index or commodity) for the purpose of reducing exposure to interest rate fluctuations, but not for income generation or speculative purposes. Derivatives utilized by the Company are long and short positions on United States Treasury notes and bond futures and certain interest rate swaps.

     The net interest effect of futures transactions is settled on a daily basis. Cash paid or received is recorded daily, along with a receivable/payable, to settle the futures contract prior to the contract termination. The receivable/payable is carried until the contract is terminated and the remaining balance is included in either net investment income or realized gain or loss. Upon termination of a futures contract that is identified to a specific security, any gain or loss is deferred and amortized to net investment income over the expected remaining life of the hedged security. If the futures contract is not identified to a specific security, any gain or loss on termination is reported as a realized gain or loss.

     Interest rate swaps are settled on the contract date. Cash paid or received is reported as an adjustment to net investment income.

     In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities." This Statement requires that all derivatives be recorded at fair value in the statement of financial condition as either assets or liabilities. The accounting for changes in the fair value of a derivative depends on its intended use and its resulting designation. This Statement is effective for fiscal years beginning after June 15, 1999. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of SFAS No. 133", which changed the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt the provisions of SFAS No. 133 effective January 1, 2001. The Company is currently reviewing SFAS No. 133 and has not yet determined its impact on the financial statements.

     Effective January 1, 1999, the Company adopted Statement of Position (SOP) No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for determining measurement and recognition of a liability or an asset for insurance-related assessments. The adoption of this statement did not have a material effect on the results of operations or the financial position of the Company.

BENEFIT RESERVES AND POLICYHOLDER CONTRACT DEPOSITS

  Traditional Life Insurance Products

     Traditional life insurance products include those contracts with fixed and guaranteed premiums and benefits, and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. Most traditional life insurance policies are participating. In addition to guaranteeing benefits, they pay dividends, as declared annually by the Company based on its experience.

     Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality table at interest rates ranging from 3.5% to 4.5%.

  Variable Life and Investment-Type Products

     Variable life products are flexible premium variable universal life. Investment-type products consist primarily of single premium and flexible premium annuity contracts.

     Benefit reserves and policyholder contract deposits on these products are determined following the retrospective deposit method and consist of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

PREMIUMS, CHARGES AND BENEFITS

  Traditional Life Insurance

     Premiums for individual life policies are recognized when due.

     Benefit claims (including an estimated provision for claims incurred but not reported), benefit reserve changes, and expenses (except those deferred) are charged to income as incurred.

  Variable Life and Investment-Type Products

     Revenues for variable life and investment-type products consist of policy charges for the cost of insurance, policy initiation, administration and surrenders during the period. Premiums received and the accumulated value portion of benefits paid are excluded from the amounts reported in the statements of operations. Expenses include interest credited to policy account balances and benefit payments made in excess of policy account balances. Many of these policies are variable life or variable annuity policies, in which investment performance credited to the account balance is based on the investment performance of separate accounts chosen by the policyholder. For other policies, the account balances were credited at interest rates which ranged from 4.5% to 6.5% in 1999.

  Deferred Policy Acquisition Costs

     The costs that vary with and are directly related to the production of new business have been deferred to the extent deemed recoverable. Such costs include commissions and certain costs of underwriting, policy issue and marketing.

     Deferred policy acquisition costs on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average investment yields, before realized capital gains and losses, in the calculation of expected gross margins was 8.0% for 1999, 8.25% for 1998 and 8.0% for 1997.

     Deferred policy acquisition costs for variable life and investment-type products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected lives of the policies.

     Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the deferred policy acquisition cost asset that would result from the realization of unrealized gains (losses) is recognized through an offset to Other Comprehensive Income as of the balance sheet date.

CAPITAL GAINS AND LOSSES

     Realized capital gains and losses on sales of investments are based upon specific identification of the investments sold. A realized capital loss is recorded at the time a decline in the value of an investment is determined to be other than temporary.

POLICYHOLDER DIVIDENDS

     Annually, the Board of Directors declares the amount of dividends to be paid to participating policyholders in the following calendar year. Dividends are earned by the policyholders ratably over the policy year. Dividends are included in the accompanying financial statements as a liability and as a charge to operations.

REINSURANCE

     Premiums, benefits and expenses are recorded net of experience refunds, reserve adjustments and amounts assumed from or ceded to reinsurers, including commission and expense allowances.

SEPARATE ACCOUNTS

     Separate account assets and liabilities reflect segregated funds administered and invested by the Company for the benefit of variable annuity contractholders and variable life insurance policyholders.

     The contractholders/policyholders bear the investment risk on separate account assets except in instances where the Company guarantees a fixed return and on the Company's seed money. The separate account assets are carried at fair value.

FEDERAL INCOME TAXES

     Deferred income tax assets and liabilities have been recorded for temporary differences between the reported amounts of assets and liabilities in the accompanying financial statements and those in the Company's income tax returns.

2.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following table presents the fair values and carrying values of the Company's financial instruments at December 31, 1999 and 1998:

                                       DECEMBER 31, 1999           DECEMBER 31, 1998
                                    ------------------------    ------------------------
                                       FAIR        CARRYING        FAIR        CARRYING
                                      VALUE         VALUE         VALUE         VALUE
                                    ----------    ----------    ----------    ----------
ASSETS
Fixed maturities:
  Available for sale..............    $304,681      $304,681      $359,442      $359,442
  Held to maturity................     $41,906       $42,263       $57,419       $54,671
Equity securities.................        $400          $400        $1,360        $1,360
Mortgage loans....................     $57,261       $58,179       $64,225       $58,907
LIABILITIES FOR INVESTMENT-TYPE
  INSURANCE CONTRACTS
Supplementary contracts without
  life contingencies..............      $7,407        $7,428        $7,479        $7,142
Individual annuities..............  $1,346,732    $1,384,023    $1,181,520    $1,215,896

     The underlying investment risk of the Company's variable life and variable annuity contracts is assumed by the policyholder. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

     Fair values for the Company's insurance contracts other than investment-type contracts are not required to be disclosed under Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments." However, the estimated fair value and future cash flows of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The estimated fair value of all assets without a corresponding revaluation of all liabilities associated with insurance contracts can be misinterpreted.

     The following notes summarize the major methods and assumptions used in estimating the fair values of financial instruments:

INVESTMENT SECURITIES

     Bonds, common stocks and preferred stocks are valued based upon quoted market prices, where available. If quoted market prices are not available, as in the case of private placements, fair values are based on quoted market prices of comparable instruments (see Note 3).

MORTGAGE LOANS

     Mortgage loans are valued using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. For mortgage loans classified as nonperforming, the fair value was set equal to the lesser of the unpaid principal balance or the market value of the underlying property.

POLICY LOANS

     Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed interest rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. As a result, management deems it impractical to calculate the fair value of policy loans.

INDIVIDUAL ANNUITIES AND SUPPLEMENTARY CONTRACTS

     The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

POLICYHOLDER DIVIDENDS AND ACCUMULATIONS

     The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest. Management deems it impractical to calculate the fair value of these liabilities due to valuation difficulties involving the uncertainties of final settlement.

3.  MARKETABLE SECURITIES

     The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of investments in fixed maturity securities and equity securities as of December 31, 1999 and 1998 are as follows:

                                                                  DECEMBER 31, 1999
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
               AVAILABLE FOR SALE                   COST         GAINS         LOSSES        VALUE
               ------------------                 ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..........  $  1,714       $    1       $    67      $  1,648
Obligations of states and political
  subdivisions..................................       952           37            --           989
Corporate securities............................   290,080          751        15,499       275,332
Mortgage-backed securities......................    27,547          155           990        26,712
                                                  --------       ------       -------      --------
  Subtotal -- fixed maturities..................   320,293          944        16,556       304,681
Equity securities...............................       232          171             3           400
                                                  --------       ------       -------      --------
  Total.........................................  $320,525       $1,115       $16,559      $305,081
                                                  ========       ======       =======      ========

                                                                   DECEMBER 31, 1999
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
                HELD TO MATURITY                     COST         GAINS         LOSSES        VALUE
                ----------------                   ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........   $ 4,165        $182          $ 23        $ 4,324
Corporate securities.............................    36,770          99           653         36,216
Mortgage-backed securities.......................     1,328          38            --          1,366
                                                    -------        ----          ----        -------
  Total..........................................   $42,263        $319          $676        $41,906
                                                    =======        ====          ====        =======

                                                                  DECEMBER 31, 1998
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
               AVAILABLE FOR SALE                   COST         GAINS         LOSSES        VALUE
               ------------------                 ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..........  $    562      $    38        $   --      $    600
Obligations of states and political
  subdivisions..................................     3,416          215            --         3,631
Corporate securities............................   317,068        9,330         3,340       323,058
Mortgage-backed securities......................    31,061        1,121            29        32,153
                                                  --------      -------        ------      --------
  Subtotal -- fixed maturities..................   352,107       10,704         3,369       359,442
Equity securities...............................     1,278          495           413         1,360
                                                  --------      -------        ------      --------
  Total.........................................  $353,385      $11,199        $3,782      $360,802
                                                  ========      =======        ======      ========

                                                                   DECEMBER 31, 1998
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
                HELD TO MATURITY                     COST         GAINS         LOSSES        VALUE
                ----------------                   ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........   $ 4,655       $  594         $--         $ 5,249
Corporate securities.............................    46,618        1,849           1          48,466
Mortgage-backed securities.......................     3,398          306          --           3,704
                                                    -------       ------         ---         -------
  Total..........................................   $54,671       $2,749         $ 1         $57,419
                                                    =======       ======         ===         =======

     The amortized cost and estimated fair value of fixed maturity securities at December 31, 1999, by contractual maturity, are as follows:

                                                              AMORTIZED    ESTIMATED
                     AVAILABLE FOR SALE                         COST       FAIR VALUE
                     ------------------                       ---------    ----------
Due in one year or..........................................  $ 13,041      $ 13,064
Due after one year through five years.......................   117,657       115,895
Due after five years through ten years......................   106,214        98,939
Due after ten years.........................................    83,381        76,783
                                                              --------      --------
  Total.....................................................  $320,293      $304,681
                                                              ========      ========

                                                              AMORTIZED    ESTIMATED
                      HELD TO MATURITY                          COST       FAIR VALUE
                      ----------------                        ---------    ----------
Due in one year or less.....................................   $ 5,416      $  5,413
Due after one year through five years.......................    19,961        19,773
Due after five years through ten years......................    13,993        13,984
Due after ten years.........................................     2,893         2,736
                                                               -------      --------
  Total.....................................................   $42,263      $ 41,906
                                                               =======      ========

     Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are included based on their contractual maturity.

     Realized (losses) gains on investments for the years ended December 31, 1999, 1998 and 1997 are summarized as follows:

                                                          1999       1998      1997
                                                         -------    ------    -------
Fixed maturities.......................................  $(1,506)   $ (292)   $ 1,135
Equity securities......................................     (393)     (273)    (1,360)
Mortgage loans.........................................       --      (194)       104
Real estate............................................       --     2,735        133
Other invested assets..................................       12        34         57
                                                         -------    ------    -------
                                                         $(1,887)   $2,010    $    69
                                                         =======    ======    =======

     Net unrealized (depreciation) appreciation on available for sale securities as of December 31, 1999 and 1998 is summarized as follows:

                                                                1999       1998
                                                              --------    -------
Net unrealized (depreciation) appreciation before
  adjustments for the following:............................  $(15,444)   $ 7,417
  Amortization of deferred policy acquisition costs.........     9,545     (3,947)
  Deferred Federal income taxes.............................     2,064     (1,215)
                                                              --------    -------
Net unrealized (depreciation) appreciation..................  $ (3,835)   $ 2,255
                                                              ========    =======

     Net investment income, by type of investment, is as follows for the years ending December 31, 1999, 1998 and 1997:

                                                         1999       1998       1997
                                                        -------    -------    -------
Gross investment income:
Fixed maturities:
  Available for sale..................................  $25,413    $25,294    $22,559
  Held to maturity....................................    4,126      4,686      5,692
Equity securities.....................................        2         66         92
Mortgage loans........................................    5,099      4,485      3,924
Real estate...........................................      183        523        591
Policy loans..........................................      427        299        214
Cash and cash equivalents.............................      255        431        258
Other, net............................................      119        781          9
                                                        -------    -------    -------
                                                         35,624     36,565     33,339
Less investment expenses..............................     (748)    (1,303)    (1,025)
                                                        -------    -------    -------
Net investment income.................................  $34,876    $35,262    $32,314
                                                        =======    =======    =======

4.  MORTGAGE LOANS

     The carrying value of impaired loans was $0 and $2,363, which were net of reserves of $0 and $474 as of December 31, 1999 and 1998, respectively.

     A reconciliation of the reserve balance, including general reserves, for mortgage loans for 1999 and 1998 is as follows:

                                                                 1999      1998
                                                                ------    ------
Balance at January 1........................................    $1,064    $1,170
Provision, net of recoveries................................      (324)      124
Releases due to foreclosures................................        --      (230)
                                                                ------    ------
Balance at December 31......................................    $  740    $1,064
                                                                ======    ======

     The average recorded investment in impaired loans was $1,418 and $2,624 during 1999 and 1998, respectively. Interest income recognized on impaired loans during 1999, 1998 and 1997 was $124, $237 and $284, respectively. All interest income on impaired loans was recognized on the cash basis.

5.  REAL ESTATE

     Real estate totaled $1,794 and $484 as of December 31, 1999 and 1998, respectively. Depreciation expense was $0, $116 and $113 for the years ended December 31, 1999, 1998 and 1997, respectively.

6.  DEFERRED POLICY ACQUISITION COSTS

     A reconciliation of the deferred policy acquisition cost (DAC) asset for 1999, 1998 and 1997 is as follows (in thousands):

                                                        1999        1998       1997
                                                      --------    --------    -------
Balance at January 1,...............................  $104,913    $ 83,291    $62,520
Expenses deferred...................................    31,369      35,985     31,404
Amortization of DAC.................................   (16,426)    (14,804)    (9,445)
Effect on DAC from unrealized losses (gains)........    13,491         441     (1,188)
                                                      --------    --------    -------
Balance at December 31,.............................  $133,347    $104,913    $83,291
                                                      ========    ========    =======

7.  FEDERAL INCOME TAXES

     The Company is included in a consolidated Federal income tax return with Provident Mutual. The tax liability is accrued on a separate company basis, adjusted for an allocation of an equity tax from Provident Mutual.

     The provision for Federal income taxes from operations differs from the normal relationship of Federal income tax to pretax income as follows:

                                                            YEAR ENDED DECEMBER 31,
                                                           --------------------------
                                                            1999      1998      1997
                                                           ------    ------    ------
Federal income tax at statutory rate.....................  $4,780    $4,198    $4,174
  Current year equity tax................................     817       664       900
  True down of prior years' equity tax...................    (900)     (650)     (625)
                                                           ------    ------    ------
Provision for Federal income tax from operations.........  $4,697    $4,212    $4,449
                                                           ======    ======    ======

     Deferred income tax assets and liabilities reflect the income tax effects of cumulative temporary differences between the reported values of assets and liabilities for financial statement purposes and income tax return purposes. Components of the Company's net deferred income tax liability are as follows at December 31, 1999 and 1998:

                                                               1999       1998
                                                              -------    -------
DEFERRED TAX LIABILITY
Deferred policy acquisition costs...........................  $36,685    $32,648
Net unrealized gain on available for sale securities........       --      1,215
                                                              -------    -------
  Total deferred tax liability..............................   36,685     33,863
                                                              -------    -------
DEFERRED TAX ASSET
Reserves....................................................   32,505     30,671
Invested assets.............................................      422        353
Policyholder dividends......................................      203        189
Net unrealized loss on available for sale securities........    2,065         --
Other.......................................................      244        176
                                                              -------    -------
  Total deferred tax asset..................................   35,439     31,389
                                                              -------    -------
Net deferred tax liability..................................  $ 1,246    $ 2,474
                                                              =======    =======

     Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31,

1983. The aggregate accumulation at December 31, 1983 was $2,037. The Company has no present plans to make any distributions which would subject the Account to current taxation.

     The Company's Federal income tax returns have been audited through 1995. All years through 1985 are closed. Years 1986 through 1995 have been audited and are closed with the exception of several issues for which claims for refund have been filed. Years 1996 and subsequent remain open. In the opinion of management, adequate provision has been made for the possible effect of potential assessments related to prior years' taxes.

8.  REINSURANCE

     In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1,500 on any single life.

     Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

     The tables below highlight the amounts shown in the accompanying financial statements, which are net of reinsurance activity:

                                                             CEDED TO      ASSUMED
                                                GROSS         OTHER       FROM OTHER      NET
                                                AMOUNT      COMPANIES     COMPANIES      AMOUNT
                                              ----------    ----------    ----------    --------
DECEMBER 31, 1999
Life insurance in force.....................  $3,304,015    $2,454,842     $25,319      $874,492
                                              ==========    ==========     =======      ========
Premiums....................................  $   18,580    $      639     $    90      $ 18,031
                                              ==========    ==========     =======      ========
Future policyholder benefits................  $  482,673    $    3,515     $ 1,968      $481,126
                                              ==========    ==========     =======      ========
DECEMBER 31, 1998:
Life insurance in force.....................  $2,763,532    $1,980,669     $34,968      $817,831
                                              ==========    ==========     =======      ========
Premiums....................................  $   13,771    $      666     $   164      $ 13,269
                                              ==========    ==========     =======      ========
Future policyholder benefits................  $  517,625    $    3,054     $ 2,378      $516,949
                                              ==========    ==========     =======      ========
DECEMBER 31, 1997:
Life insurance in force.....................  $2,153,084    $1,591,141     $50,233      $612,176
                                              ==========    ==========     =======      ========
Premiums....................................  $   14,367    $      614     $   151      $ 13,904
                                              ==========    ==========     =======      ========
Future policyholder benefits................  $  516,591    $   74,674     $ 3,102      $445,019
                                              ==========    ==========     =======      ========

     On January 1, 1998, the Company terminated its reinsurance agreement with Metropolitan Life Insurance Company (Metropolitan). Prior to 1998, the Company had ceded 65 percent of the premiums and reserves related to its single premium deferred annuity (SPDA) product to Metropolitan. The Company recaptured $71,995 in reserves and received cash totaling $70,140.

     A coinsurance agreement exists between Provident Mutual and the Company with respect to annuities. Prior to 1992, the agreement covered SPDA's issued after 1984. The agreement was amended in 1992 to include single premium immediate annuities and supplementary contracts. Pursuant to this agreement, the Company has no reinsurance recoverables at December 31, 1999 and 1998. Deposits ceded during 1999 and 1998 were $2,627 and $2,749, respectively.

     Approximately $1,668,604 and $1,481,828 of the Company's life insurance in force is ceded to Provident Mutual under two reinsurance agreements and a modified coinsurance agreement at December 31, 1999 and 1998, respectively. Premiums and deposits ceded were $4,146 and $4,103 during 1999 and 1998, respectively. Reinsurance recoverables at December 31, 1999 and 1998 were $132 and $134, respectively.

9.  RELATED PARTY TRANSACTIONS

     Provident Mutual and its subsidiaries provide certain investment and administrative services to the Company. Generally, fees for these services are based on an allocation of costs upon either a specific identification basis or a proportional cost allocation basis which management believes to be reasonable. These costs include direct salaries and related benefits, including pension and other postretirement benefits as well as overhead costs. These costs were $15,941, $16,581 and $13,964 for 1999, 1998 and 1997, respectively.

     The contractual obligations under the Company's SPDA contracts in force and issued before September 1, 1988 are guaranteed by Provident Mutual. Total SPDA contracts affected by this guarantee in force at December 31, 1999 and 1998 approximated $73,957 and $81,050, respectively.

10.  COMMITMENTS AND CONTINGENCIES

FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

     The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its borrowers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include investment commitments related to its interests in mortgage loans, marketable securities lending and interest rate futures contracts. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the statements of financial condition.

     At December 31, 1999, the Company had outstanding mortgage loan and limited partnership commitments of approximately $3,768. The mortgage loan commitments, which expire through December 2000, totaled $3,275 and were issued during 1999 at interest rates consistent with rates applicable on December 31, 1999. As a result, the fair value of these commitments approximates the face amount.

     Derivatives are used for hedging existing bonds (including cash reserves) against adverse price or interest rate movements and for fixing liability costs at the time of product sales. The Company had no hedge activity in 1999. The Company closed out hedge positions consisting of 226 treasury futures contracts with a dollar value of $25,727 in 1998. The approximate net losses generated from the hedge positions were $33 in 1998. There were no open hedge positions at December 31, 1999 and 1998.

     Periodically, the Company enters securities lending agreements to earn additional investment income on its securities. The borrower must provide cash collateral prior to or at the inception of the loan. There were no securities lending positions at December 31, 1999 or 1998.

INVESTMENT PORTFOLIO CREDIT RISK

  Bonds

     The Company's bond investment portfolio is predominately comprised of investment grade securities. At December 31, 1999 and 1998, approximately $34,449 and $23,488, respectively, in debt security investments (9.5% and 5.8%, respectively, of the total debt security portfolio) are considered "below investment grade." During 1999, the Company increased its allocation of assets to "below investment grade" securities. Securities are classified as "below investment grade" primarily by utilizing rating criteria established by independent bond rating agencies.

     Debt security investments with a carrying value at December 31, 1999 of $600 were non-income producing for the year ended December 31, 1999.

     The Company had debt security investments in the financial services industry at both December 31, 1999 and 1998 that exceeded 5% of total assets.

  Mortgage Loans

     The Company originates mortgage loans either directly or through mortgage correspondents and brokers throughout the country. Loans are primarily related to underlying real property investments in office and apartment buildings and retail/commercial and industrial facilities. Mortgage loans are collateralized by the related properties and such collateral generally approximates a minimum 133% of the original loan value at the time the loan is made.

     At December 31, 1999 and 1998, there were no delinquent mortgage loans (i.e., loans where payments on principal and/or interest are over 90 days past due).

     The Company had no loans in any state where principal balances in the aggregate exceeded 20% of the Company's equity.

LITIGATION AND UNASSERTED CLAIMS

     The Company is involved in various litigation, as both plaintiff and defendant, which has arisen in the ordinary course of business, which, in the opinion of management and legal counsel, will not have a material effect on the Company's financial position or its results of operations.

     Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, the outcome of the proceedings and assessments will not have a material adverse effect on the financial statements. Guaranty fund assessments totaled $79, $109 and $236 in 1999, 1998 and 1997, respectively. Of those amounts, $76, $56 and $117 in 1999, 1998 and 1997, respectively, are creditable against future years' premium taxes.

11.  COMPREHENSIVE INCOME

     The components of other comprehensive income are as follows:

                                                       BEFORE         TAX
                                                        TAX        (EXPENSE)    NET OF TAX
                                                       AMOUNT       BENEFIT       AMOUNT
                                                     ----------    ---------    ----------
YEAR ENDED DECEMBER 31, 1999:
  Unrealized (depreciation) appreciation on
     securities....................................   $(11,256)     $ 3,939      $(7,317)
  Less: reclassification adjustment for losses
     realized in net income........................      1,887         (660)       1,227
                                                      --------      -------      -------
  Net change in unrealized (depreciation)
     appreciation on securities....................   $ (9,369)     $ 3,279      $(6,090)
                                                      ========      =======      =======
YEAR ENDED DECEMBER 31, 1998:
  Unrealized appreciation (depreciation) on
     securities....................................   $  1,081      $  (378)     $   703
  Less: reclassification adjustment for gains
     realized in net income........................     (2,010)         703       (1,307)
                                                      --------      -------      -------
  Net change in unrealized (depreciation)
     appreciation on securities....................   $   (929)     $   325      $  (604)
                                                      ========      =======      =======
YEAR ENDED DECEMBER 31, 1997:
  Unrealized appreciation (depreciation) on
     securities....................................   $  3,088      $(1,081)     $ 2,007
  Less: reclassification adjustment for gains
     realized in net income........................        (69)          24          (45)
                                                      --------      -------      -------
  Net change in unrealized appreciation
     (depreciation) on securities..................   $  3,019      $(1,057)     $ 1,962
                                                      ========      =======      =======

                                                                      APPENDIX A

             ILLUSTRATION OF DEATH BENEFITS, POLICY ACCOUNT VALUES
                         AND NET CASH SURRENDER VALUES

     The following tables illustrate how the Death Benefits, Policy Account Values and Net Cash Surrender Values of a Policy may change with the investment experience of the Subaccounts. The tables show how the Death Benefits, Policy Account Values and Net Cash Surrender Values of a Policy issued to an Insured of a given age and sex would vary over time if the investment return on the assets held in each Portfolio were a uniform, gross, annual rate of 0%, 6% and 12%.

     The tables on pages A-3 to A-8 illustrate a Policy issued to a male Insured, Age 40 in the Preferred Premium Class with a Face Amount of $100,000 and a Planned Periodic Premium of $1,000 paid at the beginning of each Policy Year. The Death Benefits, Policy Account Values and Net Cash Surrender Values would be lower if the Insured was in a nonsmoker or smoker class or a class with extra ratings since the cost of insurance charges would increase. Also, the values would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years.

     The second column of the tables show the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually. The columns shown under the heading "Guaranteed" assume that throughout the life of the policy, the monthly charge for cost of insurance is based on the maximum level permitted under the Policy (based on the 1980 CSO Smoker/Nonsmoker Table), a Premium Expense Charge of 2%, maximum Monthly Administrative Fee of $12, and a daily charge for mortality and expense risks equivalent to an annual rate of 0.90%. The guaranteed Premiums Expense Charge assumes a 2% Premium Tax Charge. However, certain states may impose higher premium taxes. For those Policies, the Death Benefit, Policy Account Value, and Net Cash Surrender Value would be lower since the guaranteed Premium Expense Charge would be higher. The columns under the heading "Current" assume that throughout the life of the policy, the monthly charge for cost of insurance is based on the current cost of insurance rate, a Premium Expense Charge of 2.0%, current Monthly Administrative Fee of $7.50, and a daily charge for mortality and expense risks equivalent to an annual rate of 0.65%.

     The amounts shown in all tables reflect an averaging of certain other asset charges described below that may be assessed under the Policy, depending upon how premiums are allocated. The total of the asset charges reflected in the Current and Guaranteed illustrations, including the Mortality and Expense Risk Charge listed above, is 1.48% and 1.73%, respectively. This total charge is based on an assumption that an Owner allocates the Policy values equally among each Subaccount of the Separate Account.

     These asset charges reflect an investment advisory fee of 0.67% which represents an average of the fees incurred by the Portfolios during the most recent fiscal year and expenses of 0.16% which is based on an average of the actual expenses incurred by the Portfolios during the most recent fiscal year. For certain Portfolios, certain expenses were reimbursed or fees waived during 1999. It is anticipated that expense reimbursement and fee waiver arrangements will continue past the current year. Absent the expense reimbursement, the 1999 Total Annual Expenses would have been 1.21% for the Market Street Fund All Pro Small Cap Value Portfolio, 0.57% for the VIP Fund Equity-Income Portfolio, 0.66% for the VIP Fund Growth Portfolio, 0.91% for the VIP Fund Overseas Portfolio, 0.63% for the VIP II Fund Asset Manager Portfolio, 0.67% for the VIP II Fund Contrafund(R) Portfolio, 1.17% for the Strong Mid Cap Growth Fund II, and 3.23% for the Van Eck Worldwide Real Estate Portfolio. Similar expense reimbursement and fee waiver arrangements were also in place for the other Portfolios and it is anticipated that such arrangements will continue past the current year. However, no expenses were reimbursed or fees waived during 1999 for these Portfolios because the level of actual expenses and fees never exceeded the thresholds at which the reimbursement and waiver arrangements would have become operative. In the event that any expense reimbursement or fee waiver arrangement is not continued in future years, the expenses incurred by the Portfolios will be greater than otherwise would be the case.

     The tables also reflect the fact that no charges for Federal or state income taxes are currently made against the Subaccounts. If such a charge is made in the future, it would take a higher gross annual rate of return to produce the same Policy values.

     The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid and allocated as indicated, no amounts are allocated to the Guaranteed Account, and no Policy loans are made. The tables are also based on the assumption that the Owner has not requested an increase or decrease in the Face Amount, that no partial withdrawals have been made and no transfers have been made in any Policy Year.

     Upon request, PLACA will provide a comparable illustration of future benefits under the Policy based upon the proposed Insured's Age and Premium Class, the Death Benefit Option, Face Amount, Planned Periodic Premiums and riders requested. PLACA reserves the right to charge a reasonable fee for this service to persons who request more than one policy illustration during a Policy year.

     PROVIDENTMUTUAL -- FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE

 $100,000 FACE AMOUNT   MALE INSURED ISSUE AGE 40 PREFERRED
DEATH BENEFIT OPTION A      ANNUAL PREMIUM       $1,000

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 0%

                       GUARANTEED (NET RATE OF -1.73%)    CURRENT (NET RATE OF -1.48%)
          PREMIUMS     --------------------------------   -----------------------------
END OF   ACCUMULATED    POLICY     NET CASH               POLICY    NET CASH
POLICY   AT 5% INT.    ACCOUNT    SURRENDER     DEATH     ACCOUNT   SURRENDER    DEATH
 YEAR     PER YEAR      VALUE       VALUE      BENEFIT     VALUE      VALUE     BENEFIT
------   -----------   --------   ----------   --------   -------   ---------   -------
   1        1,050         563           0      100,000       649          0     100,000
   2        2,153       1,101         251      100,000     1,273        423     100,000
   3        3,310       1,612         692      100,000     1,871        951     100,000
   4        4,526       2,096       1,106      100,000     2,440      1,450     100,000
   5        5,802       2,553       1,493      100,000     2,981      1,921     100,000
   6        7,142       2,979       1,849      100,000     3,491      2,361     100,000
   7        8,549       3,373       2,373      100,000     3,976      2,976     100,000
   8       10,027       3,734       2,984      100,000     4,434      3,684     100,000
   9       11,578       4,061       3,561      100,000     4,869      4,369     100,000
  10       13,207       4,351       4,101      100,000     5,291      5,041     100,000
  11       14,917       4,602       4,602      100,000     5,684      5,684     100,000
  12       16,713       4,808       4,808      100,000     6,043      6,043     100,000
  13       18,599       4,964       4,964      100,000     6,365      6,365     100,000
  14       20,579       5,065       5,065      100,000     6,647      6,647     100,000
  15       22,657       5,103       5,103      100,000     6,883      6,883     100,000
  16       24,840       5,072       5,072      100,000     7,200      7,200     100,000
  17       27,132       4,965       4,965      100,000     7,483      7,483     100,000
  18       29,539       4,778       4,778      100,000     7,733      7,733     100,000
  19       32,066       4,505       4,505      100,000     7,948      7,948     100,000
  20       34,719       4,134       4,134      100,000     8,128      8,128     100,000
  25       50,113         309         309      100,000     8,407      8,407     100,000
  30       69,760           0           0            0     7,095      7,095     100,000

---------------
 * These values reflect investment results using guaranteed cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

** These values reflect investment results using current cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

     The death benefit may, and the policy account values and net cash surrender values will differ if premiums are paid in different amounts or frequencies.

     It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The Death Benefit, Policy Account Value and Net Cash Surrender Value for a Policy would be different from those shown if actual rates of investment return applicable to the Policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual Policy years. The Death Benefit, Policy Account Value and Net Cash Surrender Value for a Policy would also be different from those shown, depending on the investment allocations made to the subaccounts and the different rates of return of the subaccounts if the actual rates of investment return applicable to the Policy averaged 0%, 6% or 12%, but varied above or below that average for particular subaccounts. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

     PROVIDENTMUTUAL -- FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE

 $100,000 FACE AMOUNT   MALE INSURED ISSUE AGE 40 PREFERRED
DEATH BENEFIT OPTION A      ANNUAL PREMIUM       $1,000

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 6%

                        GUARANTEED (NET RATE OF 4.17%)     CURRENT (NET RATE OF 4.43%)
          PREMIUMS     --------------------------------   -----------------------------
END OF   ACCUMULATED    POLICY     NET CASH               POLICY    NET CASH
POLICY   AT 5% INT.    ACCOUNT    SURRENDER     DEATH     ACCOUNT   SURRENDER    DEATH
 YEAR     PER YEAR      VALUE       VALUE      BENEFIT     VALUE      VALUE     BENEFIT
------   -----------   --------   ----------   --------   -------   ---------   -------
   1        1,050          607           0     100,000       696          0     100,000
   2        2,153        1,223         373     100,000     1,407        557     100,000
   3        3,310        1,849         929     100,000     2,132      1,212     100,000
   4        4,526        2,481       1,491     100,000     2,870      1,880     100,000
   5        5,802        3,120       2,060     100,000     3,620      2,560     100,000
   6        7,142        3,764       2,634     100,000     4,381      3,251     100,000
   7        8,549        4,410       3,410     100,000     5,158      4,158     100,000
   8       10,027        5,058       4,308     100,000     5,951      5,201     100,000
   9       11,578        5,705       5,205     100,000     6,764      6,264     100,000
  10       13,207        6,348       6,098     100,000     7,609      7,359     100,000
  11       14,917        6,986       6,986     100,000     8,470      8,470     100,000
  12       16,713        7,613       7,613     100,000     9,343      9,343     100,000
  13       18,599        8,221       8,221     100,000    10,226     10,226     100,000
  14       20,579        8,805       8,805     100,000    11,116     11,116     100,000
  15       22,657        9,356       9,356     100,000    12,009     12,009     100,000
  16       24,840        9,866       9,866     100,000    13,027     13,027     100,000
  17       27,132       10,328      10,328     100,000    14,066     14,066     100,000
  18       29,539       10,735      10,735     100,000    15,127     15,127     100,000
  19       32,066       11,078      11,078     100,000    16,211     16,211     100,000
  20       34,719       11,344      11,344     100,000    17,318     17,318     100,000
  25       50,113       10,891      10,891     100,000    23,187     23,187     100,000
  30       69,760        4,842       4,842     100,000    29,316     29,316     100,000

---------------
 * These values reflect investment results using guaranteed cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

** These values reflect investment results using current cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

     The death benefit may, and the policy account values and net cash surrender values will differ if premiums are paid in different amounts or frequencies.

     It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The Death Benefit, Policy Account Value and Net Cash Surrender Value for a Policy would be different from those shown if actual rates of investment return applicable to the Policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual Policy years. The Death Benefit, Policy Account Value and Net Cash Surrender Value for a Policy would also be different from those shown, depending on the investment allocations made to the subaccounts and the different rates of return of the subaccounts if the actual rates of investment return applicable to the Policy averaged 0%, 6% or 12%, but varied above or below that average for particular subaccounts. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

     PROVIDENTMUTUAL -- FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE

 $100,000 FACE AMOUNT   MALE INSURED ISSUE AGE 40 PREFERRED
DEATH BENEFIT OPTION A      ANNUAL PREMIUM       $1,000

             ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 12%

                       GUARANTEED (NET RATE OF 10.06%)    CURRENT (NET RATE OF 10.34%)
          PREMIUMS     --------------------------------   -----------------------------
END OF   ACCUMULATED    POLICY     NET CASH               POLICY    NET CASH
POLICY   AT 5% INT.    ACCOUNT    SURRENDER     DEATH     ACCOUNT   SURRENDER    DEATH
 YEAR     PER YEAR      VALUE       VALUE      BENEFIT     VALUE      VALUE     BENEFIT
------   -----------   --------   ----------   --------   -------   ---------   -------
   1        1,050          652           0     100,000        743          0    100,000
   2        2,153        1,352         502     100,000      1,547        697    100,000
   3        3,310        2,106       1,186     100,000      2,416      1,496    100,000
   4        4,526        2,917       1,927     100,000      3,356      2,366    100,000
   5        5,802        3,790       2,730     100,000      4,372      3,312    100,000
   6        7,142        4,729       3,599     100,000      5,472      4,342    100,000
   7        8,549        5,740       4,740     100,000      6,669      5,669    100,000
   8       10,027        6,827       6,077     100,000      7,972      7,222    100,000
   9       11,578        7,998       7,498     100,000      9,398      8,898    100,000
  10       13,207        9,259       9,009     100,000     10,970     10,720    100,000
  11       14,917       10,618      10,618     100,000     12,687     12,687    100,000
  12       16,713       12,081      12,081     100,000     14,561     14,561    100,000
  13       18,599       13,652      13,652     100,000     16,606     16,606    100,000
  14       20,579       15,340      15,340     100,000     18,839     18,839    100,000
  15       22,657       17,152      17,152     100,000     21,277     21,277    100,000
  16       24,840       19,098      19,098     100,000     24,057     24,057    100,000
  17       27,132       21,188      21,188     100,000     27,112     27,112    100,000
  18       29,539       23,439      23,439     100,000     30,475     30,475    100,000
  19       32,066       25,865      25,865     100,000     34,182     34,182    100,000
  20       34,719       28,483      28,483     100,000     38,272     38,272    100,000
  25       50,113       45,198      45,198     100,000     66,200     66,200    100,000
  30       69,760       71,448      71,448     100,000    112,827    112,827    130,880

---------------
 * These values reflect investment results using guaranteed cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

** These values reflect investment results using current cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

     The death benefit may, and the policy account values and net cash surrender values will differ if premiums are paid in different amounts or frequencies.

     It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The Death Benefit, Policy Account Value and Net Cash Surrender Value for a Policy would be different from those shown if actual rates of investment return applicable to the Policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual Policy years. The Death Benefit, Policy Account Value and Net Cash Surrender Value for a Policy would also be different from those shown, depending on the investment allocations made to the subaccounts and the different rates of return of the subaccounts if the actual rates of investment return applicable to the Policy averaged 0%, 6% or 12%, but varied above or below that average for particular subaccounts. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

     PROVIDENTMUTUAL -- FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE

 $100,000 FACE AMOUNT   MALE INSURED ISSUE AGE 40 PREFERRED
DEATH BENEFIT OPTION B      ANNUAL PREMIUM       $1,000

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 0%

                       GUARANTEED (NET RATE OF -1.73%)    CURRENT (NET RATE OF -1.48%)
          PREMIUMS     --------------------------------   -----------------------------
END OF   ACCUMULATED    POLICY     NET CASH               POLICY    NET CASH
POLICY   AT 5% INT.    ACCOUNT    SURRENDER     DEATH     ACCOUNT   SURRENDER    DEATH
 YEAR     PER YEAR      VALUE       VALUE      BENEFIT     VALUE      VALUE     BENEFIT
------   -----------   --------   ----------   --------   -------   ---------   -------
   1        1,050         562           0      100,562       648          0     100,648
   2        2,153       1,096         246      101,096     1,268        418     101,268
   3        3,310       1,603         683      101,603     1,861        941     101,861
   4        4,526       2,080       1,090      102,080     2,424      1,434     102,424
   5        5,802       2,528       1,468      102,528     2,957      1,897     102,957
   6        7,142       2,944       1,814      102,944     3,456      2,326     103,456
   7        8,549       3,326       2,326      103,326     3,927      2,927     103,927
   8       10,027       3,673       2,923      103,673     4,370      3,620     104,370
   9       11,578       3,983       3,483      103,983     4,788      4,288     104,788
  10       13,207       4,252       4,002      104,252     5,189      4,939     105,189
  11       14,917       4,481       4,481      104,481     5,558      5,558     105,558
  12       16,713       4,662       4,662      104,662     5,891      5,891     105,891
  13       18,599       4,789       4,789      104,789     6,182      6,182     106,182
  14       20,579       4,858       4,858      104,858     6,430      6,430     106,430
  15       22,657       4,860       4,860      104,860     6,628      6,628     106,628
  16       24,840       4,790       4,790      104,790     6,913      6,913     106,913
  17       27,132       4,640       4,640      104,640     7,160      7,160     107,160
  18       29,539       4,409       4,409      104,409     7,369      7,369     107,369
  19       32,066       4,089       4,089      104,089     7,542      7,542     107,542
  20       34,719       3,670       3,670      103,670     7,674      7,674     107,674
  25       50,113           0           0            0     7,662      7,662     107,662
  30       69,760           0           0            0     5,953      5,953     105,953

---------------
 * These values reflect investment results using guaranteed cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

** These values reflect investment results using current cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

     The death benefit may, and the policy account values and net cash surrender values will differ if premiums are paid in different amounts or frequencies.

     It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The Death Benefit, Policy Account Value and Net Cash Surrender Value for a Policy would be different from those shown if actual rates of investment return applicable to the Policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual Policy years. The Death Benefit, Policy Account Value and Net Cash Surrender Value for a Policy would also be different from those shown, depending on the investment allocations made to the subaccounts and the different rates of return of the subaccounts if the actual rates of investment return applicable to the Policy averaged 0%, 6% or 12%, but varied above or below that average for particular subaccounts. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

     PROVIDENTMUTUAL -- FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE

 $100,000 FACE AMOUNT   MALE INSURED ISSUE AGE 40 PREFERRED
DEATH BENEFIT OPTION B      ANNUAL PREMIUM       $1,000

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 6%

                        GUARANTEED (NET RATE OF 4.17%)     CURRENT (NET RATE OF 4.43%)
          PREMIUMS     --------------------------------   -----------------------------
END OF   ACCUMULATED    POLICY     NET CASH               POLICY    NET CASH
POLICY   AT 5% INT.    ACCOUNT    SURRENDER     DEATH     ACCOUNT   SURRENDER    DEATH
 YEAR     PER YEAR      VALUE       VALUE      BENEFIT     VALUE      VALUE     BENEFIT
------   -----------   --------   ----------   --------   -------   ---------   -------
   1        1,050          606           0     100,606       695          0     100,695
   2        2,153        1,218         368     101,218     1,402        552     101,402
   3        3,310        1,838         918     101,838     2,121      1,201     102,121
   4        4,526        2,462       1,472     102,462     2,851      1,861     102,851
   5        5,802        3,090       2,030     103,090     3,590      2,530     103,590
   6        7,142        3,719       2,589     103,719     4,335      3,205     104,335
   7        8,549        4,347       3,347     104,347     5,093      4,093     105,093
   8       10,027        4,971       4,221     104,971     5,861      5,111     105,861
   9       11,578        5,589       5,089     105,589     6,645      6,145     106,645
  10       13,207        6,198       5,948     106,198     7,453      7,203     107,453
  11       14,917        6,794       6,794     106,794     8,270      8,271     108,270
  12       16,713        7,369       7,369     107,369     9,091      9,091     109,091
  13       18,599        7,917       7,917     107,917     9,912      9,912     109,912
  14       20,579        8,429       8,429     108,429    10,728     10,728     110,728
  15       22,657        8,895       8,895     108,895    11,533     11,533     111,533
  16       24,840        9,306       9,306     109,306    12,465     12,465     112,465
  17       27,132        9,651       9,651     109,651    13,404     13,404     113,404
  18       29,539        9,923       9,923     109,923    14,351     14,351     114,351
  19       32,066       10,110      10,110     110,110    15,304     15,304     115,304
  20       34,719       10,199      10,199     110,199    16,261     16,261     116,261
  25       50,113        8,461       8,461     108,461    20,999     20,999     120,999
  30       69,760          580         580     100,580    24,948     24,948     124,948

---------------
 * These values reflect investment results using guaranteed cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

** These values reflect investment results using current cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

     The death benefit may, and the policy account values and net cash surrender values will differ if premiums are paid in different amounts or frequencies.

     It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The Death Benefit, Policy Account Value and Net Cash Surrender Value for a Policy would be different from those shown if actual rates of investment return applicable to the Policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual Policy years. The Death Benefit, Policy Account Value and Net Cash Surrender Value for a Policy would also be different from those shown, depending on the investment allocations made to the subaccounts and the different rates of return of the subaccounts if the actual rates of investment return applicable to the Policy averaged 0%, 6% or 12%, but varied above or below that average for particular subaccounts. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

     PROVIDENTMUTUAL -- FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE

           $100,000 FACE AMOUNT               MALE INSURED ISSUE AGE 40 PREFERRED
          DEATH BENEFIT OPTION B                  ANNUAL PREMIUM       $1,000

             ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 12%

                       GUARANTEED (NET RATE OF 10.06%)    CURRENT (NET RATE OF 10.34%)
          PREMIUMS     --------------------------------   -----------------------------
END OF   ACCUMULATED    POLICY     NET CASH               POLICY    NET CASH
POLICY   AT 5% INT.    ACCOUNT    SURRENDER     DEATH     ACCOUNT   SURRENDER    DEATH
 YEAR     PER YEAR      VALUE       VALUE      BENEFIT     VALUE      VALUE     BENEFIT
------   -----------   --------   ----------   --------   -------   ---------   -------
   1        1,050          650           0     100,650       742          0     100,742
   2        2,153        1,346         496     101,346     1,541        691     101,541
   3        3,310        2,093       1,173     102,093     2,404      1,484     102,404
   4        4,526        2,894       1,904     102,894     3,333      2,343     103,333
   5        5,802        3,753       2,693     103,753     4,335      3,275     104,335
   6        7,142        4,671       3,541     104,671     5,413      4,283     105,413
   7        8,549        5,654       4,654     105,654     6,581      5,581     106,581
   8       10,027        6,706       5,956     106,706     7,847      7,097     107,847
   9       11,578        7,830       7,330     107,830     9,225      8,725     109,225
  10       13,207        9,031       8,781     109,031    10,735     10,485     110,735
  11       14,917       10,313      10,313     110,313    12,373     12,373     112,373
  12       16,713       11,678      11,678     111,678    14,147     14,147     114,147
  13       18,599       13,127      13,127     113,127    16,067     16,067     116,067
  14       20,579       14,661      14,661     114,661    18,143     18,143     118,143
  15       22,657       16,281      16,281     116,281    20,386     20,386     120,386
  16       24,840       17,986      17,986     117,986    22,955     22,955     122,955
  17       27,132       19,777      19,777     119,777    25,754     25,754     125,754
  18       29,539       21,659      21,659     121,659    28,807     28,807     128,807
  19       32,066       23,631      23,631     123,631    32,139     32,139     132,139
  20       34,719       25,692      25,692     125,692    35,777     35,777     135,777
  25       50,113       37,071      37,071     137,071    59,647     59,647     159,647
  30       69,760       48,853      48,853     148,853    96,483     96,483     196,483

---------------
 * These values reflect investment results using guaranteed cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

** These values reflect investment results using current cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

     The death benefit may, and the policy account values and net cash surrender values will differ if premiums are paid in different amounts or frequencies.

     It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The Death Benefit, Policy Account Value and Net Cash Surrender Value for a Policy would be different from those shown if actual rates of investment return applicable to the Policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual Policy years. The Death Benefit, Policy Account Value and Net Cash Surrender Value for a Policy would also be different from those shown, depending on the investment allocations made to the subaccounts and the different rates of return of the subaccounts if the actual rates of investment return applicable to the Policy averaged 0%, 6% or 12%, but varied above or below that average for particular subaccounts. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.